Van Ness Funds
S&P 500 Index Fund

--------------------------------------------------------------------------------
Statement of Assets and Liabilities
--------------------------------------------------------------------------------
                                                               December 31, 2001
Assets:

Investment in Master Portfolio at value (Note1)                        $ 54,090
                                                                       --------
Total Assets                                                             54,090

Liabilities:

Accrued expenses and other liabilities:

Distributions payable to shareholders                   $     92
Investment advisory fees                                      83
                                                        --------
Total Liabilities                                                           175
                                                                       --------
Net Assets                                                             $ 53,915
                                                                       ========
Net Assets:

Capital                                                                $ 63,312
Accumulated net Investment Income                                             2
Accumulated net realized losses from
 investment transactions                                                 (1,589)
Unrealized depreciation from investments                                 (7,810)
                                                                       --------
Net Assets                                                             $ 53,915
                                                                       ========
Net Assets                                                             $ 53,915
Shares                                                                    6,947
Net Asset Value, Offering Price
  and Redemption Price per share*                                      $   7.76
                                                                       ========

* A 1.00% redemption charge is assessed on redemptions occurring within 90 days of purchase. The redemption charge does not apply to exchanges made between Van Ness Funds.

--------------------------------------------------------------------------------
Statement of Operations
--------------------------------------------------------------------------------
                                            For the year ended December 31, 2001

Investment Income allocated from Master Portfolio:
Dividend Income (net of withholding tax expense of $3)                 $    619
Interest Income                                                              28
Expenses                                                                    (25)
                                                                       ========
Total Investment Income                                                     622

Expenses:

Investment advisory fees                                $    356

Total expenses before contractual
   fee reductions                                                           356
Expenses contractually reduced by Investment advisor                       (119)
                                                                       --------
Net Expenses                                                                237
                                                                       --------
Net Investment Income                                                       385
                                                                       --------
Realized/Unrealized Losses from
Investments:

Net realized losses from investment transactions                         (1,510)
Change in unrealized appreciation/depreciation from investments          (4,473)
                                                                       --------
Net realized/unrealized losses from investments                          (5,983)
                                                                       --------
Change in net assets resulting from
Operations                                                             $ (5,598)
                                                                       ========

                       See notes to financial statements

Van Ness Funds
S&P 500 Index Fund

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                  Year Ended    Period Ended
                                                                 December 31,    December 31,
                                                                        2001            2000*
                                                                 -----------    ------------
Investment Activities:
Operations:

Net investment income                                            $       385    $         91
Net realized losses from investment transactions                      (1,510)            (83)
Change in unrealized appreciation/depreciation from investments       (4,473)         (3,337)
                                                                 -----------    ------------
Change in net assets resulting from operations                        (5,598)         (3,329)
                                                                 -----------    ------------

Distributions to Shareholders:
From net investment income                                              (477)             --
                                                                 -----------    ------------
Change in net assets from shareholder distributions                     (477)             --
                                                                 -----------    ------------
Capital Share Transactions:

Proceeds from shares issued                                           30,720          47,396
Distributions reinvested                                                 363              --
Cost of shares redeemed                                              (14,031)         (1,129)
                                                                 -----------    ------------
Change in net assets from capital share transactions                  17,052          46,267
                                                                 -----------    ------------
Change in net assets                                                  10,977          42,938

Net Assets:

Beginning of period                                                   42,938              --
                                                                 -----------    ------------
End of period                                                    $    53,915    $     42,938
                                                                 ===========    ============
Share Transactions:

Issued                                                                 3,877           4,916
Reinvested                                                                47              --
Redeemed                                                              (1,773)           (120)
                                                                 -----------    ------------
Change in shares                                                       2,151           4,796
                                                                 ===========    ============

* For the period from July 11, 2000 (commencement of operations) through December 31, 2000.

                        See notes to financial statements

Van Ness Funds
S&P 500 Index Fund
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share outstanding throughout the period indicated.

                                                       Year Ended             Period Ended
                                                    December 31, 2001      December 31, 2000*
                                                    -----------------      -----------------
Net Asset Value, Beginning of Period                     $  8.95                 $ 10.00
                                                         -------                 -------
Investment Activities:
Net investment income                                       0.06                    0.02
Net realized/unrealized losses from investments            (1.17)                  (1.07)
                                                         -------                 -------
Total from Investment Activities                           (1.11)                  (1.05)
                                                         -------                 -------
Shareholder Distributions:
Net investment income                                      (0.08)                      -
                                                         -------                 -------
Total Shareholder Distributions                            (0.08)                      -
                                                         -------                 -------
Change in net asset value                                  (1.19)                  (1.05)
                                                         -------                 -------
Net Asset Value, End of Period                           $  7.76                 $  8.95
                                                         =======                 =======
Total Return                                              (12.40)%                (10.50)%(a)

Ratios/Supplemental Data:

Net assets at end of period                              $53,915                 $42,938
Ratio of expenses to average net assets                     0.55%                   0.55%(b)
Ratio of net investment income to average net assets        0.81%                   0.69%(b)
Ratio of expenses to average net assets**                   0.81%                   0.80%(b)
Portfolio turnover rate                                        9% (c)                 10%(c)

* For the period from July 11, 2000 (commencement of operations) through December 31, 2000.
** During the period, certain fees were contractually reduced. If such contractual fee reductions had not occurred, the ratio would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) This rate represents the portfolio turnover rate of the S&P 500 Index Master Portfolio.

                       See notes to financial statements

Van Ness Funds
Extended Market Index Fund

--------------------------------------------------------------------------------
Statement of Assets and Liabilities
--------------------------------------------------------------------------------

                                                                       December 31, 2001
Assets:

Investment in Master Portfolio at value (Note 1)                                $ 43,439
                                                                                --------
Total Assets                                                                      43,439

Liabilities:

Accrued expenses and other liabilities:

Distributions payable to shareholders                       $      2
Investment advisory fees                                          56
                                                            --------
Total Liabilities                                                                     58
                                                                                --------
Net Assets                                                                      $ 43,381
                                                                                ========
Net Assets:

Capital                                                                         $ 50,849
Accumulated net investment income                                                      7
Accumulated net realized loss from investment transactions                        (1,550)
Unrealized depreciation from investments                                          (5,925)
                                                                                --------
Net Assets                                                                      $ 43,381
                                                                                ========
Net Assets                                                                      $ 43,381
Shares                                                                             5,879
Net Asset Value, Offering Price
  and Redemption Price per share*                                               $   7.38
                                                                                ========

* A 1.00% redemption charge is assessed on redemptions occurring within 90 days of purchase. The redemption charge does not apply to exchanges made between Van Ness Funds.

--------------------------------------------------------------------------------
Statement of Operations
--------------------------------------------------------------------------------

                                                         For the year ended December 31, 2001
Investment Income allocated from Master Portfolio:

Dividend Income                                                                 $    361
Interest Income                                                                       40
Expenses                                                                             (34)
                                                                                --------
Total Investment Income                                                              367

Expenses:

Investment advisory fees                                   $    241
                                                           --------
Total expenses before contractual
   fee reductions                                                                    241
Expenses contractually reduced by Investment advisor                                 (91)
                                                                                --------
Net Expenses                                                                         150
                                                                                --------
Net Investment Income                                                                217
                                                                                --------

Realized/Unrealized Losses from
Investments:

Net realized losses from investment transactions                                  (1,463)
Change in unrealized appreciation/depreciation from investments                   (1,569)
                                                                                --------
Net realized/unrealized losses from investments                                   (3,032)
                                                                                --------
Change in net assets resulting from
Operations                                                                      $ (2,815)
                                                                                ========

                       See notes to financial statements

Van Ness Funds
Extended Market Index Fund

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                     Year Ended         Period Ended
                                                                     December 31,       December 31,
                                                                        2001                2000*
                                                                     -----------        ------------
From Investment Activities:
Operations:
  Net investment income                                              $       217              $  61
  Net realized gains (losses) from investment transactions                (1,463)               53
  Change in unrealized appreciation/depreciation from investments         (1,569)           (4,356)
                                                                     -----------       -----------
Change in net assets resulting from operations                            (2,815)           (4,242)
                                                                     -----------       -----------
Distributions to Shareholders:
  From net investment income                                                (249)                -
  From net realized gains                                                   (165)                -
                                                                     -----------       -----------
Change in net assets from shareholder distributions                         (414)                -
                                                                     -----------       -----------
Capital Share Transactions:
  Proceeds from shares issued                                             19,838            36,574
  Distributions reinvested                                                   392                 -
  Cost of shares redeemed                                                 (5,571)             (381)
                                                                     -----------       -----------
Change in net assets from capital share transactions                      14,659            36,193
                                                                     -----------       -----------
Change in net assets                                                      11,430            31,951

Net Assets:
  Beginning of period                                                     31,951                 -
                                                                     -----------       -----------
  End of period                                                      $    43,381       $    31,951
                                                                     ===========       ===========
Share Transactions:
  Issued                                                                   2,751             3,889
  Reinvested                                                                  57                 -
  Redeemed                                                                  (774)              (44)
                                                                     -----------       -----------
Change in shares                                                           2,034             3,845
                                                                     ===========       ===========

* For the period from July 11, 2000 (commencement of operations) through December 31, 2000.

                        See notes to financial statements

Van Ness Funds
Extended Market Index Fund

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share outstanding throughout the period indicated.

                                                           Year Ended            Period Ended
                                                        December 31, 2001      December 31, 2000*
                                                        -----------------      -----------------
Net Asset Value, Beginning of Period                         $  8.31                $ 10.00
                                                             -------                -------
Investment Activities:
Net investment income                                           0.04                   0.02
Net realized/unrealized gains (losses) from investments        (0.88)                 (1.71)
                                                             -------                -------
Total from Investment Activities                               (0.84)                 (1.69)
                                                             -------                -------
Shareholder Distributions:
From net investment income                                     (0.05)                    -
 From net realized gains                                       (0.04)                    -
                                                             -------                -------
Total Shareholder Distributions                                (0.09)                    -
                                                             -------                -------
Change in net asset value                                      (0.93)                 (1.69)
                                                             -------                -------
Net Asset Value, End of Period                               $  7.38                $  8.31
                                                             =======                =======
Total Return                                                   (9.96)%               (16.90)%(a)

Ratios/Supplemental Data:
Net assets at end of period                                  $43,381                $31,951
Ratio of expenses to average net assets                         0.55%                  0.55%(b)
Ratio of net investment income to average net assets            0.65%                  0.54%(b)
Ratio of expenses to average net assets**                       0.83%                  0.80%(b)
Portfolio turnover rate                                           17%(c)                 38%(c)

* For the period from July 11, 2000 (commencement of operations) through December 31, 2000.
** During the period, certain fees were contractually reduced. If such contractual fee reductions had not occurred, the ratio would have been as indicated.
(a)  Not annualized.
(b)  Annualized.
(c) This rate represents the portfolio turnover rate of the Extended Index Master Portfolio.

                        See notes to financial statements

Van Ness Funds
International Index Fund

--------------------------------------------------------------------------------
Statement of Assets and Liabilities
--------------------------------------------------------------------------------

                                                                             December 31, 2001
Assets:

Investment in Master Portfolio at value (Note 1)                                     $  38,557
                                                                                     ---------
Total Assets                                                                            38,557


Liabilities:

Accrued expenses and other liabilities:

Investment advisory fees                                               $      39
                                                                       ---------
Total Liabilities                                                                           39
                                                                                     ---------
Net Assets                                                                           $  38,518
                                                                                     =========
Net Assets:

Capital                                                                              $  51,223
Accumulated net investment loss                                                             (2)
Accumulated net realized losses from investment transactions                            (3,640)
Unrealized depreciation from investments                                                (9,063)
                                                                                     ---------
Net Assets                                                                           $  38,518
                                                                                     =========
Net Assets                                                                           $  38,518
Shares                                                                                   5,937
Net Asset Value, Offering Price
  and Redemption Price per share*                                                      $  6.49
                                                                                     =========

Statement of Operations

                                                          For the year ended December 31, 2001
Investment Income allocated from Master Portfolio:

Dividend Income (net of withholding tax expense of $75)                              $     554
Interest Income                                                                             43
Expenses                                                                                   (89)
                                                                                     ---------
Total Investment Income                                                                    508
Expenses:
Investment advisory fees                                              $     230
                                                                      ---------
Total expenses before contractual
   fee reductions                                                                          230
Expenses contractually reduced by Investment advisor                                      (124)
                                                                                     ---------
Net Expenses                                                                               106
                                                                                     ---------
Net Investment Income                                                                      402
                                                                                     ---------

Realized/Unrealized Losses from
Investments:

Net realized losses from investment transactions                                        (1,619)
Change in unrealized appreciation/depreciation from investments                         (7,175)
                                                                                     ---------
Net realized/unrealized losses from investments                                         (8,794)
                                                                                     ---------
Change in net assets resulting from
Operations                                                                           $  (8,392)
                                                                                     =========

* A 1.00% redemption charge is assessed on redemptions occurring within 90 days of purchase. The redemption charge does not apply to exchanges made between Van Ness Funds.

                        See notes to financial statements

Van Ness Funds
International Index Fund

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                           Year Ended        Period Ended
                                                                           December 31,       December 31,
                                                                              2001               2000*
                                                                           -----------       ------------
From Investment Activities:
Operations:
Net investment income                                                      $       402       $        78
Net realized losses from investment transactions                                (1,619)             (644)
Change in unrealized appreciation/depreciation from investments                 (7,175)           (1,888)
                                                                           -----------       -----------
Change in net assets resulting from operations                                  (8,392)           (2,454)
                                                                           -----------       -----------
Distributions to Shareholders:
From net investment income                                                        (575)                -
From net realized gains                                                         (1,456)
                                                                           -----------       -----------
Change in net assets from shareholder distributions                             (2,031)                -
                                                                           -----------       -----------
Capital Share Transactions:
Proceeds from shares issued                                                     19,751            39,380
Distributions reinvested                                                         1,939                 -
Cost of shares redeemed                                                         (9,452)             (223)
                                                                           -----------       -----------
Change in net assets from capital share transactions                            12,238            39,157
                                                                           -----------       -----------
Change in net assets                                                             1,815            36,703

Net Assets:
Beginning of period                                                             36,703                 -
                                                                           -----------       -----------
End of period                                                              $    38,518       $    36,703
                                                                           ===========       ===========
Share Transactions:
Issued                                                                           2,844             4,186
Reinvested                                                                         271                 -
Redeemed                                                                        (1,340)              (24)
                                                                           -----------       -----------
Change in shares                                                                 1,775             4,162
                                                                           ===========       ===========

* For the period from July 11, 2000 (commencement of operations) through December 31, 2000.

                       See notes to financial statements

Van Ness Funds
International Index Fund
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share outstanding throughout the period indicated.

                                                                        Year Ended           Period Ended
                                                                      December 31, 2001   December 31, 2000*
                                                                     ------------------   ------------------
Net Asset Value, Beginning of Period                                      $  8.82                $ 10.00
                                                                          -------                -------
Investment Activities:
Net investment income                                                        0.09                   0.02
Net realized/unrealized losses from investments                             (1.94)                 (1.20)
                                                                          -------                -------
Total from Investment Activities                                            (1.85)                 (1.18)
                                                                          -------                -------
Shareholder Distributions:
From net investment income                                                  (0.13)                     -
From net realized gains                                                     (0.34)                     -
                                                                          -------                -------
Total Shareholder Distributions                                             (0.47)                     -
                                                                          -------                -------
Change in net asset value                                                   (2.32)                 (1.18)
                                                                          -------                -------
Net Asset Value, End of Period                                            $  6.49                $  8.82
                                                                          =======                =======
Total Return                                                               (21.64)%               (11.80)% (a)

Ratios/Supplemental Data:

Net assets at end of period                                               $38,518                $36,703
Ratio of expenses to average net assets                                      0.55%                  0.55% (b)
Ratio of net investment income to average net assets                         1.14%                  0.69% (b)
Ratio of expenses to average net assets**                                    0.91%                  0.90% (b)
Portfolio turnover rate                                                         7% (c)                45% (c)

* For the period from July 11, 2000 (commencement of operations) through December 31, 2000.
** During the period, certain fees were contractually reduced. If such contractual fee reductions had not occurred, the ratio would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) This rate represents the portfolio turnover rate of the International Index Master Portfolio.

                        See notes to financial statements

Van Ness Funds
Total Bond Index Fund
--------------------------------------------------------------------------------
Statement of Assets and Liabilities
--------------------------------------------------------------------------------
                                                               December 31, 2001
Assets:
Investment in Master Portfolio at value (Note 1)                       $  53,135
                                                                       ---------
  Total Assets                                                            53,135

Liabilities:
Accrued expenses and other liabilities:

  Distributions payable to shareholders                 $     383
  Investment advisory fees                                     70
                                                        ---------
  Total Liabilities                                                          453
                                                                       ---------
Net Assets                                                             $  52,682
                                                                       =========

Net Assets:
Capital                                                                $  51,158
Accumulated net realized gains from investment transactions                  180
Unrealized appreciation from investments                                   1,344
                                                                       ---------
Net Assets                                                             $  52,682
                                                                       =========

Net Assets                                                             $  52,682
Shares                                                                     4,992
Net Asset Value, Offering Price
  and Redemption Price per share*                                      $   10.55

--------------------------------------------------------------------------------
Statement of Operations
--------------------------------------------------------------------------------

                                            For the year ended December 31, 2001

Investment Income allocated from Master Portfolio:

Interest Income                                                       $   2,814
Expenses                                                                    (35)
                                                                      ---------
  Total Investment Income                                                 2,779

Expenses:
Investment advisory fees                               $     314
                                                       ---------
Total expenses before contractual
   fee reductions                                                           314
Expenses contractually reduced by Investment advisor                       (109)
                                                                      ---------
  Net expenses                                                              205
                                                                      ---------
Net Investment Income                                                     2,574
                                                                      ---------
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions                             514
Change in unrealized appreciation/depreciation from investments             268
                                                                      ---------
Net realized/unrealized gains from investments                              782
                                                                      ---------
Change in net assets resulting from
  Operations                                                          $   3,356
                                                                      =========

* A 1.00% redemption charge is assessed on redemptions occurring within 90 days of purchase. The redemption charge does not apply to exchanges made between Van Ness Funds.

                        See notes to financial statements

Van Ness Funds
Total Bond Index Funds
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                       Year Ended             Period Ended
                                                                       December 31,            December 31,
                                                                          2001                    2000*
                                                                     --------------           -------------
From Investment Activities:
Operations:
  Net investment income                                                  $ 2,574                 $   752
  Net realized gains (losses) from investment transactions                   514                      22
  Change in unrealized appreciation/depreciation from investments            268                   1,076
                                                                         -------                 -------
Change in net assets resulting from operations                             3,356                   1,850
                                                                         -------                 -------
Distributions to Shareholders:

  From net investment income                                              (2,574)                   (752)
  From net realized gains                                                   (359)
                                                                         -------                 -------
Change in net assets from shareholder distributions                       (2,933)                   (752)
                                                                         -------                 -------
Capital Share Transactions:

  Proceeds from shares issued                                             26,967                  32,377
  Distributions reinvested                                                 2,464                     752
  Cost of shares redeemed                                                (10,941)                   (458)
                                                                         -------                 -------
Change in net assets from capital share transactions                      18,490                  32,671
                                                                         -------                 -------
Change in net assets                                                      18,913                  33,769
                                                                         -------                 -------
Net Assets:
  Beginning of period                                                     33,769                       -
                                                                         -------                 -------
  End of period                                                          $52,682                 $33,769
                                                                         =======                 =======
Share Transactions:
  Issued                                                                   2,540                   3,218
  Reinvested                                                                 232                      73
  Redeemed                                                                (1,027)                    (44)
                                                                         -------                 -------
Change in shares                                                           1,745                   3,247
                                                                        ========                 =======

* For the period from July 11, 2000 (commencement of operations) through December 31, 2000.

                       See notes to financial statements

Van Ness Funds
Total Bond Index Fund
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share outstanding throughout the period indicated.

                                                                       Year Ended             Period Ended
                                                                       December 31,            December 31,
                                                                          2001                    2000*
                                                                     --------------           -------------
Net Asset Value, Beginning of Period                                     $ 10.40                 $ 10.00
                                                                         -------                 -------
Investment Activities:
Net investment income                                                       0.62                    0.30
Net realized/unrealized gains from investments                              0.22                    0.40
                                                                         -------                 -------
Total from Investment Activities                                            0.84                    0.70
                                                                         -------                 -------
Shareholder Distributions:
From net investment income                                                 (0.62)                  (0.30)
Net realized gains                                                         (0.07)                      -
                                                                         -------                 -------
Total Shareholder Distributions                                            (0.69)                  (0.30)
                                                                         -------                 -------
Change in net asset value                                                   0.15                    0.40
                                                                         -------                 -------
Net Asset Value, End of Period                                           $ 10.55                 $ 10.40
                                                                         =======                 =======
Total Return                                                                8.34%                   7.09% (a)

Net assets at end of period                                              $52,682                 $33,769
Ratio of expenses to average net assets                                     0.55%                   0.55% (b)
Ratio of net investment income to average net assets                        5.92%                   6.22% (b)
Ratio of expenses to average net assets**                                   0.80%                   0.80% (b)
Portfolio turnover rate                                                       53% (c)                 52% (c)

* For the period from July 11, 2000 (commencement of operations) through December 31, 2000.
** During the period, certain fees were contractually reduced. If such contractual fee reductions had not occurred, the ratio would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) This rate represents the protfolio turnover rate of the Bond Index Master Portfolio.

                       See notes to financial statements

Van Ness Funds
Money Market Fund
--------------------------------------------------------------------------------
Statement of Assets and Liabilities
--------------------------------------------------------------------------------
                                                               December 31, 2001

Assets:
Investment in Master Portfolio at value (Note 1)                        $ 43,476
Receivable from capital shares issued                                   $     78
                                                                        --------
Total Assets                                                              43,554

Liabilities:
Accrued expenses and other liabilities:
Investment advisory fees                                    $    108
                                                            --------
Total Liabilities                                                            108
                                                                        --------
Net Assets                                                              $ 43,446
                                                                        ========
Net Assets:
Capital                                                                   43,445
Accumulated net realized gains from investment transactions                    1
                                                                        --------
Net Assets                                                              $ 43,446
                                                                        ========
Net Assets                                                              $ 43,446
Shares                                                                    43,445
Net Asset Value, Offering Price
  and Redemption Price per share*                                       $   1.00
                                                                        ========


--------------------------------------------------------------------------------
Statement of Operations
--------------------------------------------------------------------------------

                                            For the year ended December 31, 2001

Investment Income allocated from Master Portfolio:
Interest Income                                                         $ 2,143
Expenses                                                                    (50)
                                                                        -------
Total Investment Income                                                   2,093

Expenses:

Investment advisory fees                                     $   350
                                                             -------
Total expenses before contractual
   fee reductions                                                           350
Expenses contractually reduced by Investment advisor                       (124)
                                                                        -------
Net Expenses                                                                226
                                                                        -------
Net Investment Income                                                     1,867
                                                                        -------
Realized gains from Investments:
Net realized gains from investment transactions                               1
                                                                        -------
Change in net assets resulting from
Operations                                                              $ 1,868
                                                                        =======

* A 1.00% redemption charge is assessed on redemptions occurring within 90 days of purchase. The redemption charge does not apply to exchanges made between Van Ness Funds.

                       See notes to financial statements

Van Ness Funds
Money Market Fund

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------


                                                             Year Ended          Period Ended
                                                             December 31,         December 31,
                                                                 2001                2000*
                                                             ------------        ------------
From Investment Activities:
Operations:

  Net investment income                                          $  1,867            $  1,465
  Net realized gains from investment transactions                       1                   -
                                                                 --------            --------
Change in net assets resulting from operations                      1,868               1,465
                                                                 --------            --------

Distributions to Shareholders:

  From net investment income                                       (1,867)             (1,465)
                                                                 --------            --------
Change in net assets from shareholder distributions                (1,867)             (1,465)
                                                                 --------            --------
Capital Share Transactions:

  Proceeds from shares issued                                     127,303             135,137
  Distributions reinvested                                          1,918               1,465
  Cost of shares redeemed                                        (143,160)            (79,218)
                                                                 --------            --------
Change in net assets from capital share transactions              (13,939)             57,384
                                                                 --------            --------
Change in net assets                                              (13,938)             57,384
Net Assets:
  Beginning of period                                              57,384                   -
                                                                 --------            --------
  End of period                                                  $ 43,446            $ 57,384
                                                                 ========            ========
Share Transactions:
  Issued                                                          127,303             135,137
  Reinvested                                                        1,918               1,465
  Redeemed                                                       (143,160)            (79,218)
                                                                 --------            --------
Change in shares                                                  (13,939)             57,384
                                                                 ========            ========

* For the period from July 11, 2000 (commencement of operations) through December 31, 2000.

                       See notes to financial statements

Van Ness Funds
Money Market Fund
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share outstanding throughout the period indicated.


                                                                Year Ended        Period Ended
                                                             December 31, 2001  December 31, 2000*
                                                             -----------------  ------------------
Net Asset Value, Beginning of Period                             $   1.00            $   1.00
                                                                 --------            --------
Investment Activities:
  Net investment income                                             0.039               0.029
                                                                 --------            --------
  Total from Investment Activities                                  0.039               0.029
                                                                 --------            --------
Shareholder Distributions:
  From net investment income                                       (0.039)             (0.029)
                                                                 --------            --------
  Total Shareholder Distributions                                  (0.039)             (0.029)
                                                                 --------            --------
Change in net asset value                                               -                   -
                                                                 --------            --------
Net Asset Value, End of Period                                   $   1.00            $   1.00
                                                                 ========            ========
Total Return                                                         3.94%               2.96% (a)

Ratios/Supplemental Data:
Net assets at end of period                                      $ 43,446            $ 57,384
Ratio of expenses to average net assets                              0.55%               0.55% (b)
Ratio of net investment income to average net assets                 3.74%               6.16% (b)
Ratio of expenses to average net assets**                            0.81%               0.80% (b)

* For the period from July 11, 2000 (commencement of operations) through December 31, 2000.
** During the period, certain fees were contractually reduced. If such contractual fee reductions had not occurred, the ratio would have been as indicated.
(a) Not annualized.
(b) Annualized.

                       See notes to financial statements

NOTES TO FINANCIAL STATEMENTS FOR VAN NESS FUNDS
December 31, 2001

1.   Organization:

     The Van Ness Funds, formerly the Whatifi Funds, (the "Trust") was organized as a Delaware business trust on December 15, 1999. Effective May 1, 2001, the Whatifi Funds changed its name to The Van Ness Funds. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. As of December 31, 2001, the Trust offered shares of five funds: the S&P 500 Index Fund, Extended Market Index Fund, International Index Fund, Total Bond Index Fund and Money Market Fund (individually a "Fund", collectively, the "Funds"). The Trust is authorized to issue an unlimited number of shares.

     The Funds utilize the Master Feeder Fund Structure and seek to achieve their investment objectives by investing all of their investable assets in the corresponding Master Portfolios ("Master Portfolios"), per the following schedule:

                                                                                Proportionate
                                                                                interest on
     Fund                            Master Portfolio                           December 31, 2001
     ---------                       ----------------                           -----------------
     S&P 500 Index Fund            S&P 500 Index Master Portfolio                          .0019%
     Extended Market Index Fund    Extended Index Master Portfolio                         .0242%
     International Index Fund      International Index Master Portfolio                    .0397%
     Total Bond Index Fund         Bond Index Master Portfolio                             .0085%
     Money Market Fund             Money Market Master Portfolio                           .0025%

     Barclays Global Fund Advisors ("BGFA"), an indirect subsidiary of Barclays Bank PLC, serves as the investment adviser to each of the Master Portfolios in which the Funds invest.

     The financial statements of the Master Portfolios, including the Schedules of Investments, are included elsewhere in this report. The financial statements of the Master Portfolios should be read in conjunction with the financial statements of the Funds.

     On January 31, 2002, the Funds liquidated all fund shares. The Trust is currently in the process of preparing the necessary documents to be filed with the SEC to voluntarily terminate its registration as an open-end management investment company under the Investment Company Act of 1940.

2.   Significant Accounting Principles:

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     Security Valuation

     Valuation of securities held by the Master Portfolios is discussed in the notes to the Master Portfolios' financial statements which is included elsewhere in this report.

December 31, 2001

     Master/Feeder Allocations

     The Funds record daily their pro-rata share of their corresponding Master Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Funds accrue daily their own expenses as incurred. Realized gains or losses and changes in unrealized appreciation or depreciation represent the Fund's share of such elements allocated from their corresponding Master Portfolio.

     Expense Allocation

     Expenses attributable to any two or more Funds are allocated in proportion to the net assets of the Funds in the Trust, except where allocations of direct expenses to each Fund can otherwise be made fairly. Expenses directly attributable to a Fund are charged to that Fund.

     Dividends to Shareholders

     International Index Fund, S&P 500 Index Fund, and Extended Market Index Fund intend to declare distributions from net investment income quarterly and distribute net realized capital gains, if any, at least annually. The Total Bond Index Fund and the Money Market Fund intend to declare distributions from net investment income daily and distribute them monthly. The Total Bond Index Fund and the Money Market Fund will distribute capital gains, if any, at least annually. The Funds may make additional distributions as necessary.

     Distributions from net investment income and from net realized capital gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital.

     Federal Income Tax

     Each Fund intends to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

     New Accounting Pronouncement

     In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The

December 31, 2001

     revised version of the Guide is effective for financial statements issued for fiscal years beginning after December 15, 2000. One of the new provisions in the Guide requires investment companies to amortize premiums and accrete discounts on fixed income securities. The following adjustment has been made upon adoption of the provisions of the Guide.

                              Unrealized Appreciation/   Accumulated Net
                                   Depreciation          Investment Income
                              ------------------------   -----------------
     Total Bond Index Fund             (166)                   166

3.   Related Party Transactions:

     Whatifi Asset Management, Inc. (the "Adviser"), a wholly owned subsidiary of Whatifi Financial Inc., serves as the investment adviser to the Trust. Under the terms of the investment advisory agreement, the Adviser is entitled to receive fees at the annual rate of 0.80% of average daily net assets of each of the Funds. Included in this fee is an amount payable at the Master Portfolio level of 0.05%, 0.10%. 0.15%, 0.08%, and 0.10% of the average daily net assets of, S&P 500 Index Fund, Extended Market Index Fund, International Index Fund, Total Bond Index Fund and the Money Market Fund, respectively. The Adviser also provides or arranges for administration, transfer agency, custody, and all other services necessary for the funds to operate. An administration fee of 0.10% of average daily net assets of the International Index Fund is charged at the Master Portfolio level.

     Out of the fees received by the Adviser, the Adviser pays all expenses of managing and operating the Funds. A portion of the investment advisory fee may be paid by the Adviser to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the Adviser.

     The Adviser has entered into a written expense limitation and reimbursement agreement with the Trust, under which it has agreed to waive a percentage of its investment advisory fee received from the Funds to the extent necessary to maintain total operating expenses at 0.55% of each Fund's average daily net assets.

     BISYS Fund Services Limited Partnership ("BISYS LP"), an Ohio limited partnership, serves the Funds as distributor.

     BISYS LP and BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), with whom certain officers of the Trust are affiliated, serves the Trust as administrator and transfer agent. Such officers are paid no fees directly by the Fund for serving as officers of the Trust. For these services BISYS LP and BISYS Ohio receives a fee paid by the Advisor.

     Investors Bank & Trust Company serves the Trust as the Fund Accountant and custodian. Under the terms of the Fund Accounting Agreement, the Company's fees are computed on the basis of the number of shareholders and average net assets, respectively.

December 31, 2001

4.   Redemption Fees:

     For the year ended December 31, 2001, the following redemption fees were charged:

     S&P 500 Index Fund...............................................$ 33
     Extended Market Index Fund.......................................   8
     International Index Fund.........................................  14
     Total Bond Index Fund............................................  20
     Money Market Fund................................................  64

5.   Federal Income Tax Information:

     For federal income tax purposes, the following Funds have capital loss carryforwards as of October 31, 2001, which are available to offset future gains, if any:
                                                             Expires    Expires
                                                              2008       2009
                                                             -------    --------
     S&P 500 Index Fund......................................$     8    $  1,426
     Extended Market Index Fund..............................      0       1,356
     International Index Fund................................      0       2,057

6.   Other federal income tax information (unaudited):

     Under current tax law, capital losses realized after October 31, within each Fund's fiscal year may be deferred and treated as occurring on the first day of the following fiscal year. The following deferred losses will be treated as arising on the first day of the next fiscal year:

     S&P 500 Index Fund..............................................$  155
     Extended Market Index Fund......................................    78
     International Index Fund........................................ 1,095

     For corporate shareholders 69.64% of ordinary income dividends paid during the fiscal year ended December 31, 2001 for the Extended Market Index Fund qualified for the dividends received deduction.

     Pursuant to Section 852 of the Internal Revenue Code, the Funds have designated the following amounts as Capital gains distributions for the fiscal year ended December 31, 2001:

     Extended Market Index Fund......................................$  145
     International Index Fund........................................ 1,456
     Total Bond Index Fund...........................................   202

Independent Auditors' Report

To the Shareholders and Board of Trustees of Van Ness Funds, Inc.:

We have audited the accompanying statements of assets and liabilities of Van Ness Money Market Fund, Van Ness International Index Fund, Van Ness S&P 500 Index Fund, Van Ness Total Bond Index Fund, and Van Ness Extended Market Index Fund (the "Funds"), each a series of Van Ness Funds, Inc.(formerly Whatifi Funds, Inc.), as of December 31, 2001, the related statements of operations for the year then ended, and statements of changes in net assets and financial highlights for the year then ended and the period from July 11, 2000 (commencement of operations) to December 31, 2000. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds of Van Ness Funds, Inc. listed above as of December 31, 2001, the results of their operations, changes in their net assets, and their financial highlights for the years or periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

/s/KPMG LLP

Boston, Massachusetts
February 11, 2002

(Unaudited)

     A special meeting of the shareholders of the Van Ness Extended Market Index Fund, Van Ness International Index Fund, Van Ness Money Market Fund, Van Ness S&P 500 Index Fund and Van Ness Total Bond Index Fund (collectively, the "Funds"), each a series of Van Ness Funds, was held on November 15, 2001. At that meeting, shareholders were asked to approve the amendment of certain fundamental investment policies of each of the Funds. A majority of shareholders of each of the Funds approved each sub-part of Proposal 1 by the following votes. No other business came before the meeting.

                                         Van Ness                      Van Ness
                                         --------                      --------
Sub-Proposals                            Extended       Van Ness         Money      Van Ness S&P     Van Ness
-------------                            --------       --------         -----      ------------     --------
                                          Market      International      Market       500 Index     Total Bond
                                          ------      -------------      ------       ---------     ----------
                                        Index Fund     Index Fund         Fund          Fund        Index Fund
                                        ----------     ----------         ----          ----        ----------
1.A. Industry Concentration
                  For                       3816.20         3964.50      41027.09        4991.02       4069.37
                  Against                      7.33            9.25        105.66           9.35          1.88
                  Abstain                      1.41            1.49        220.66          19.83         10.40
1.B. Diversification
                  For                       3816.20         3964.50      41027.09        4991.02       4069.37
                  Against                      7.33            9.25        105.66           9.35          1.88
                  Abstain                      1.41            1.49        220.66          19.83         10.40
1.C. Borrowing Money
                  For                       3823.53         3973.75      41027.09        5000.37       4069.37
                  Against                      0.00            0.00        105.66           0.00          1.88
                  Abstain                      1.41            1.49        220.66          19.83         10.40
1.D. Issuing Senior Securities
                  For                       3823.53         3973.75      41027.09        5000.37       4069.37
                  Against                      0.00            0.00        105.66           0.00          1.88
                  Abstain                      1.41            1.49        220.66          19.83         10.40
1.E. Lending
                  For                       3823.53         3973.75      41027.09        5000.37       4069.37
                  Against                      0.00            0.00        105.66           0.00          1.88
                  Abstain                      1.41            1.49        220.66          19.83         10.40
1.F. Investments In Real Estate
                  For                       3823.53         3973.75      41027.09        5000.37       4069.37
                  Against                      0.00            0.00        105.66           0.00          1.88
                  Abstain                      1.41            1.49        220.66          19.83         10.40
1.G. Investments In Commodities
And Commodities Contracts
                  For                       3775.32         3973.75      40436.74        4985.29       4059.55
                  Against                     48.21            0.00        590.35          15.08         11.70
                  Abstain                      1.41            1.49        220.66          19.83         10.40
---------------------------------------------------------------------------------------------------------------

                                                      Term of Office (1)     Principal Occupation During the    Number of Portfolios
Name and Address           Age     Position Held      and Length of          Past Five Years and other          overseen within the
                                   with the Trust     time served            Directorship Held                  Fund Complex
------------------------------------------------------------------------------------------------------------------------------------
Interested Trustee (2)
Harris A. Fricker (3)      35      Trustee            4/97 - present         Chairman of the Board, President, and CEO,            5
100 Unicorn Park Drive,                                                      Whatifi Asset Management (July 1999 - present);
2nd fl                                                                       Consultant, X.com Corp. (March 1999 - July
Woburn, MA  01801                                                            1999); Sr. Vice President and Director, Dundee
                                                                             Securities Corp. (March 1998 - March 1999);
                                                                             Managing Director, Institutional Equities
                                                                             February (1995 - March 1998).

Non-Interested Trustees (2)
Shon Goel (4)              53      Trustee            4/97 - present         President and CEO, The Lantis Corp.                   5
13469 Paseo Terrano                                                          (1974-1999).
Salinas, CA  93908

Kenneth Crouse             35      Trustee            4/97 - present         Managing Member, Twinrock Capital Mangement           5
969G Edgewater Blvd                                                          (November 1999 - present); Senior Assoc.,
Foster City, CA  94404                                                       Broadview International (August 1996 - May
                                                                             1999).

Warner Henderson           49      Trustee            4/97 - present         President and CEO, Aequitas Investment                5
176 Federal Street,                                                          Advisors (1990 - present).
5th Fl
Boston, MA  02109

Executive Officers

Harris A Fricker           35      President          4/97 - present         Chairman of the Board, President, and CEO,            5
100 Unicorn Park Drive                                                       Whatifi Asset Management (July 1999 -
2nd fl                                                                       present); Consultant, X.com Corp. (March
Woburn, MA  01801                                                            1999 - July 1999);  Sr. Vice President and
                                                                             Director, Dundee Securities Corp. (March
                                                                             1998 - March 1999); Managing Director,
                                                                             Institutional Equities Februrary (1995 -
                                                                             March 1998).

Ryan Louvar 60             30      Secretary          11/00 - present        Counsel, BISYS Fund Services (July 2000 -             5
State Street,                                                                present); Attorney, Hill, Farrer & Burrill
Suite 1300                                                                   LLR (1999-2000); Attorney, Knapp, Petersen
Boston, MA 02109                                                             & Clarke LLP (1997-1999).

Steve Pierce               34      Treasurer          4/97 - present         Vice President, BISYS Fund Services (2001 -           5
3435 Stelzer Rd                                                              present); Director, BISYS Fund Services
Columbus, OH 43219                                                           (1996 - 2001).

(1) Trustees and Executive Officers of the Trust serve until their respective successors shall have been duly elected and qualified.
(2) The Funds' Statement of Additional Information includes additional information about Fund directors and is available, without charge, at www.whatifi.com.
(3) Mr. Fricker may be deemed to be an "interested person," as defined by the 1940 Act, because of his employment with the Advisor.
(4) Mr. Goel resigned from the Board of Trustees effective January, 2002.


S&P 500 Index Master Portfolio
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001
------------------------------------------------------------------------------------------------------------
ASSETS

Investments in securities, at value (including securities on loan (1))
 (Cost: $2,922,136,154) (Note 1)                                                          $    2,974,355,332
Receivables:
     Investment securities sold                                                                      486,298
     Dividends and interest                                                                        3,192,054
                                                                                          ------------------
Total Assets                                                                                   2,978,033,684
                                                                                          ------------------
LIABILITIES

Payables:
     Investment securities purchased                                                               1,595,819
     Due to broker - variation margin                                                                410,821
     Collateral for securities loaned (Note 4)                                                   183,860,919
     Advisory fees (Note 2)                                                                          252,175
                                                                                          ------------------
Total Liabilities                                                                                186,119,734
                                                                                          ------------------
NET ASSETS                                                                                $    2,791,913,950
                                                                                          ==================

------------------------------------------------------------------------------------------------------------

1 Securities on loan with market value of $176,433,842. See Note 4.

The accompanying notes are an integral part of these financial statements.


S&P 500 Index Master Portfolio
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2001
---------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME
     Dividends (Net of foreign withholding tax of $163,302)                       $      36,774,505
     Interest                                                                             1,437,576
     Securities lending income                                                              235,396
                                                                                  -----------------
Total investment income                                                                  38,447,477
                                                                                  -----------------
EXPENSES (Note 2)
     Advisory fees                                                                        1,422,538
                                                                                  -----------------
Total expenses                                                                            1,422,538
                                                                                  -----------------
Net investment income                                                                    37,024,939
                                                                                  -----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     Net realized loss on sale of investments                                           (10,767,974)
     Net realized loss on sale of futures contracts                                      (1,864,700)
     Net change in unrealized appreciation (depreciation) of investments               (405,136,558)
     Net change in unrealized appreciation (depreciation) of futures contracts              992,624
                                                                                  -----------------

Net loss on investments                                                                (416,776,608)
                                                                                  -----------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                              $    (379,751,669)
                                                                                  =================
---------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.


S&P 500 Index Master Portfolio
STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
                                                                             For the Year Ended      For the Year Ended
                                                                              December 31, 2001       December 31, 2000
                                                                               ----------------        ----------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
     Net investment income                                                     $     37,024,939        $     47,775,321
     Net realized gain (loss)                                                       (12,632,674)            854,753,964
     Net change in unrealized appreciation (depreciation)                          (404,143,934)         (1,244,831,494)
                                                                               ----------------        ----------------
Net decrease in net assets resulting from operations                               (379,751,669)           (342,302,209)
                                                                               ----------------        ----------------
Interestholder transactions:
     Contributions                                                                  931,988,808           1,599,306,476
     Withdrawals                                                                   (988,412,872)         (2,856,439,610)
                                                                               ----------------        ----------------
Net decrease in net assets resulting from interestholder transactions               (56,424,064)         (1,257,133,134)
                                                                               ----------------        ----------------
Decrease in net assets                                                             (436,175,733)         (1,599,435,343)

NET ASSETS:
Beginning of year                                                                 3,228,089,683           4,827,525,026
                                                                               ----------------        ----------------
End of year                                                                    $  2,791,913,950        $  3,228,089,683
                                                                               ================        ================
-----------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO
Schedule of Investments
December 31, 2001

Security                                                  Shares        Value
-----------------------------------------------------------------------------------
COMMON STOCKS--98.33%

ADVERTISING--0.31%
-----------------------------------------------------------------------------------
Interpublic Group of Companies Inc.                         99,048    $ 2,925,875
Omnicom Group Inc.                                          48,745      4,355,366
TMP Worldwide Inc.                                    1     28,996      1,243,928
-----------------------------------------------------------------------------------
                                                                        8,525,169
-----------------------------------------------------------------------------------

AEROSPACE / DEFENSE--1.22%
-----------------------------------------------------------------------------------
Boeing Co.                                                 219,658      8,518,337
General Dynamics Corp.                                      52,925      4,214,947
Goodrich (B.F.) Co.                                         26,737        711,739
Lockheed Martin Corp.                                      115,541      5,392,298
Northrop Grumman Corp.                                      28,964      2,919,861
Raytheon Co.                                               102,532      3,329,214
Rockwell Collins                                            48,164        939,198
United Technologies Corp.                                  122,890      7,942,381
-----------------------------------------------------------------------------------
                                                                       33,967,975
-----------------------------------------------------------------------------------

AIRLINES--0.20%
-----------------------------------------------------------------------------------
AMR Corp.                                             1     40,518        898,284
Delta Air Lines Inc.                                        32,325        945,829
Southwest Airlines Co.                                     200,737      3,709,620
U.S. Airways Group Inc.                               1     17,868        113,283
-----------------------------------------------------------------------------------
                                                                        5,667,016
-----------------------------------------------------------------------------------

APPAREL--0.26%
-----------------------------------------------------------------------------------
Jones Apparel Group Inc.                              1     32,906      1,091,492
Liz Claiborne Inc.                                          13,798        686,450
Nike Inc. "B"                                               70,456      3,962,445
Reebok International Ltd.                             1     15,449        409,398
VF Corp.                                                    29,106      1,135,425
-----------------------------------------------------------------------------------
                                                                        7,285,210
-----------------------------------------------------------------------------------

AUTO MANUFACTURERS--0.59%
-----------------------------------------------------------------------------------
Ford Motor Company                                         474,963      7,466,418
General Motors Corp. "A"                                   145,700      7,081,020
Navistar International Corp.                                15,577        615,291
PACCAR Inc.                                                 20,128      1,320,799
-----------------------------------------------------------------------------------
                                                                       16,483,528
-----------------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT--0.20%
-----------------------------------------------------------------------------------
Cooper Tire & Rubber Co.                                    19,035        303,799
Dana Corp.                                                  38,956        540,709
Delphi Automotive Systems Corp.                            146,940      2,007,200
Goodyear Tire & Rubber Co.                                  42,788      1,018,782
TRW Inc.                                                    33,123      1,226,876
Visteon Corp.                                               34,193        514,263
-----------------------------------------------------------------------------------
                                                                        5,611,629
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
BANKS--6.60%
-----------------------------------------------------------------------------------
AmSouth Bancorp                                             95,582      1,806,500
Bank of America Corp.                                      412,656     25,976,695
Bank of New York Co. Inc.                                  193,162      7,881,010
Bank One Corp.                                             305,834     11,942,818
BB&T Corp.                                                 118,830      4,290,951
Charter One Financial Inc.                                  58,951      1,600,520
Comerica Inc.                                               46,708      2,676,368
Fifth Third Bancorp                                        151,550      9,294,562
FleetBoston Financial Corp.                                274,092     10,004,358
Golden West Financial Corp.                                 41,341      2,432,918
Huntington Bancshares Inc.                                  65,884      1,132,546
JP Morgan Chase & Co.                                      517,484     18,810,543
KeyCorp                                                    111,069      2,703,419
Mellon Financial Corp.                                     122,705      4,616,162
National City Corp.                                        158,945      4,647,552
Northern Trust Corp.                                        58,257      3,508,237
PNC Financial Services Group                                74,506      4,187,237
Regions Financial Corp.                                     59,650      1,791,886
SouthTrust Corp.                                            89,881      2,217,364
State Street Corp.                                          85,338      4,458,910
SunTrust Banks Inc.                                         75,751      4,749,588
Synovus Financial Corp.                                     76,402      1,913,870
U.S. Bancorp                                               511,686     10,709,588
Union Planters Corp.                                        36,031      1,626,079
Wachovia Corp.                                             356,936     11,193,513
Washington Mutual Inc.                                     229,733      7,512,269
Wells Fargo & Company                                      444,625     19,318,956
Zions Bancorp                                               24,063      1,265,233
-----------------------------------------------------------------------------------
                                                                      184,269,652
-----------------------------------------------------------------------------------

BEVERAGES--2.48%
-----------------------------------------------------------------------------------
Anheuser-Busch Companies Inc.                              231,928     10,485,465
Brown-Forman Corp. "B"                                      17,908      1,121,041
Coca-Cola Co.                                              652,240     30,753,116
Coca-Cola Enterprises Inc.                                 116,648      2,209,313
Coors (Adolf) Company "B"                                    9,474        505,912
Pepsi Bottling Group Inc.                                   74,458      1,749,763
PepsiCo Inc.                                               458,890     22,343,354
-----------------------------------------------------------------------------------
                                                                       69,167,964
-----------------------------------------------------------------------------------

BIOTECHNOLOGY--0.97%
-----------------------------------------------------------------------------------
Amgen Inc.                                            1    274,220     15,476,977
Biogen Inc.                                           1     38,792      2,224,721
Chiron Corp.                                          1     49,611      2,174,946
Genzyme Corp. - General Division                      1     55,654      3,331,448
Immunex Corp.                                         1    142,847      3,958,290
-----------------------------------------------------------------------------------
                                                                       27,166,382
-----------------------------------------------------------------------------------

BUILDING MATERIALS--0.15%
-----------------------------------------------------------------------------------
Masco Corp.                                                120,367      2,948,991
Vulcan Materials Co.                                        26,568      1,273,670
-----------------------------------------------------------------------------------
                                                                        4,222,661
-----------------------------------------------------------------------------------

CHEMICALS--1.21%
-----------------------------------------------------------------------------------
Air Products & Chemicals Inc.                               59,624      2,796,962
Ashland Inc.                                                18,108        834,417

Dow Chemical Co.                                           236,550      7,990,659
Du Pont (E.I.) de Nemours                                  268,883     11,430,216
Eastman Chemical Co.                                        20,224        789,140
Engelhard Corp.                                             34,043        942,310
Great Lakes Chemical Corp.                                  13,163        319,598
Hercules Inc.                                         1     28,458        284,580
PPG Industries Inc.                                         44,162      2,284,059
Praxair Inc.                                                42,188      2,330,887
Rohm & Haas Co. "A"                                         57,803      2,001,718
Sherwin-Williams Co.                                        40,508      1,113,970
Sigma-Aldrich Corp.                                         19,241        758,288
-----------------------------------------------------------------------------------
                                                                       33,876,804
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES--0.96%
-----------------------------------------------------------------------------------
Block (H & R) Inc.                                          48,121      2,151,009
Cendant Corp.                                         1    257,429      5,048,183
Concord EFS Inc.                                      1    132,124      4,331,025
Convergys Corp.                                       1     45,132      1,691,999
Deluxe Corp.                                                17,404        723,658
Donnelley (R.R.) & Sons Co.                                 30,033        891,680
Ecolab Inc.                                                 33,531      1,349,623
Equifax Inc.                                                37,999        917,676
McKesson HBOC Inc.                                          75,007      2,805,262
Moody's Corp.                                               40,916      1,630,912
Paychex Inc.                                                98,173      3,421,329
Quintiles Transnational Corp.                         1     31,372        504,462
Robert Half International Inc.                        1     46,000      1,228,200
-----------------------------------------------------------------------------------
                                                                       26,695,018
-----------------------------------------------------------------------------------

COMPUTERS--5.95%
-----------------------------------------------------------------------------------
Apple Computer Inc.                                   1     92,012      2,015,063
Cisco Systems Inc.                                    1  1,923,827     34,840,507
Compaq Computer Corp.                                      444,308      4,336,446
Computer Sciences Corp.                               1     44,674      2,188,133
Dell Computer Corp.                                   1    684,560     18,606,341
Electronic Data Systems Corp.                              124,337      8,523,301
EMC Corp.                                             1    581,106      7,810,065
Gateway Inc.                                          1     84,970        683,159
Hewlett-Packard Co.                                        508,837     10,451,512
International Business Machines Corp.                      451,821     54,652,268
Lexmark International Group Inc. "A"                  1     34,095      2,011,605
NCR Corp.                                             1     25,479        939,156
Network Appliance Inc.                                1     86,850      1,899,409
Palm Inc.                                             1    148,978        578,035
Sapient Corp.                                         1     33,137        255,818
Sun Microsystems Inc.                                 1    850,218     10,457,681
Unisys Corp.                                          1     83,696      1,049,548
Veritas Software Corp.                                1    105,143      4,713,561
-----------------------------------------------------------------------------------
                                                                      166,011,608
-----------------------------------------------------------------------------------

COSMETICS / PERSONAL CARE--2.04%
-----------------------------------------------------------------------------------
Alberto-Culver Co. "B"                                      14,876        665,552
Avon Products Inc.                                          61,961      2,881,187
Colgate-Palmolive Co.                                      144,706      8,356,772
Gillette Co.                                               276,796      9,244,986
International Flavors & Fragrances Inc.                     24,871        738,917
Kimberly-Clark Corp.                                       137,739      8,236,792
Procter & Gamble Co.                                       339,820     26,889,957

-----------------------------------------------------------------------------------
                                                                       57,014,163
-----------------------------------------------------------------------------------

DISTRIBUTION / WHOLESALE--0.29%
-----------------------------------------------------------------------------------
Costco Wholesale Corp.                                1    118,610      5,263,912
Genuine Parts Co.                                           45,431      1,667,318
Grainger (W.W.) Inc.                                        24,536      1,177,728
-----------------------------------------------------------------------------------
                                                                        8,108,958
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES--6.45%
-----------------------------------------------------------------------------------
American Express Co.                                       349,944     12,489,501
Bear Stearns Companies Inc.                                 24,689      1,447,763
Capital One Financial Corp.                                 56,357      3,040,460
Citigroup Inc.                                           1,349,400     68,117,712
Countrywide Credit Industries Inc.                          32,058      1,313,416
Fannie Mae                                                 262,021     20,830,670
Franklin Resources Inc.                                     68,403      2,412,574
Freddie Mac                                                182,303     11,922,616
Household International Inc.                               120,051      6,955,755
Lehman Brothers Holdings Inc.                               62,504      4,175,267
MBNA Corp.                                                 223,408      7,863,962
Merrill Lynch & Co. Inc.                                   221,976     11,569,389
Morgan Stanley Dean Witter & Co.                           287,652     16,091,253
Providian Financial Corp.                                   74,545        264,635
Schwab (Charles) Corp.                                     358,451      5,545,237
Stilwell Financial Inc.                                     58,053      1,580,203
T Rowe Price Group Inc.                                     32,381      1,124,592
USA Education Inc.                                          41,118      3,454,734
-----------------------------------------------------------------------------------
                                                                      180,199,739
-----------------------------------------------------------------------------------

ELECTRIC--2.46%
-----------------------------------------------------------------------------------
AES Corp.                                             1    139,811      2,285,910
Allegheny Energy Inc.                                       32,798      1,187,944
Ameren Corp.                                                36,096      1,526,861
American Electric Power Inc.                                84,517      3,679,025
Calpine Corp.                                         1     80,080      1,344,543
Cinergy Corp.                                               41,732      1,395,101
CMS Energy Corp.                                            34,878        838,118
Consolidated Edison Inc.                                    55,666      2,246,680
Constellation Energy Group Inc.                             42,938      1,140,004
Dominion Resources Inc.                                     68,988      4,146,179
DTE Energy Co.                                              42,661      1,789,202
Duke Energy Corp.                                          203,570      7,992,158
Edison International                                  1     85,455      1,290,371
Entergy Corp.                                               57,975      2,267,402
Exelon Corp.                                                84,163      4,029,724
FirstEnergy Corp.                                           78,057      2,730,434
FPL Group Inc.                                              46,128      2,601,619
Mirant Corp.                                          1    105,075      1,683,301
Niagara Mohawk Holdings Inc.                          1     42,028        745,156
NiSource Inc.                                               54,239      1,250,751
PG&E Corp.                                            1    101,571      1,954,226
Pinnacle West Capital Corp.                                 22,200        929,070
PPL Corp.                                                   38,411      1,338,623
Progress Energy Inc.                                        57,372      2,583,461
Public Service Enterprise Group Inc.                        54,416      2,295,811
Reliant Energy Inc.                                         78,200      2,073,864
Southern Co.                                               182,321      4,621,837
TECO Energy Inc.                                            36,601        960,410

TXU Corporation                                             69,532      3,278,434
Xcel Energy Inc.                                            90,627      2,513,993
-----------------------------------------------------------------------------------
                                                                       68,720,212
-----------------------------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT--0.32%
-----------------------------------------------------------------------------------
American Power Conversion Corp.                       1     51,285        741,581
Emerson Electric Co.                                       112,246      6,409,247
Molex Inc.                                                  51,328      1,588,602
Power-One Inc.                                        1     20,681        215,289
-----------------------------------------------------------------------------------
                                                                        8,954,719
-----------------------------------------------------------------------------------

ELECTRONICS--0.77%
-----------------------------------------------------------------------------------
Agilent Technologies Inc.                             1    120,818      3,444,521
Applera Corp. - Applied Biosystems Group                    55,586      2,182,862
Jabil Circuit Inc.                                    1     51,708      1,174,806
Johnson Controls Inc.                                       22,892      1,848,529
Millipore Corp.                                             12,523        760,146
Parker Hannifin Corp.                                       30,759      1,412,146
PerkinElmer Inc.                                            32,310      1,131,496
Sanmina Corp.                                         1    136,624      2,718,818
Solectron Corp.                                       1    215,231      2,427,806
Symbol Technologies Inc.                                    59,902        951,244
Tektronix Inc.                                        1     24,130        622,071
Thermo Electron Corp.                                 1     46,632      1,112,640
Thomas & Betts Corp.                                        15,251        322,559
Waters Corp.                                          1     34,293      1,328,854
-----------------------------------------------------------------------------------
                                                                       21,438,498
-----------------------------------------------------------------------------------

ENGINEERING & CONSTRUCTION--0.03%
-----------------------------------------------------------------------------------
Fluor Corp.                                                 21,011        785,811
-----------------------------------------------------------------------------------
                                                                          785,811
-----------------------------------------------------------------------------------

ENTERTAINMENT--0.06%
-----------------------------------------------------------------------------------
International Game Technology Inc.                    1     23,004      1,571,173
-----------------------------------------------------------------------------------
                                                                        1,571,173
-----------------------------------------------------------------------------------

ENVIRONMENTAL CONTROL--0.21%
-----------------------------------------------------------------------------------
Allied Waste Industries Inc.                          1     51,661        726,354
Waste Management Inc.                                      164,662      5,254,364
-----------------------------------------------------------------------------------
                                                                        5,980,718
-----------------------------------------------------------------------------------

FOOD--2.11%
-----------------------------------------------------------------------------------
Albertson's Inc.                                           106,507      3,353,905
Archer-Daniels-Midland Co.                                 173,449      2,488,993
Campbell Soup Co.                                          107,448      3,209,472
ConAgra Foods Inc.                                         140,917      3,349,597
General Mills Inc.                                          95,549      4,969,503
Heinz (H.J.) Co.                                            91,837      3,776,337
Hershey Foods Corp.                                         35,570      2,408,089
Kellogg Co.                                                106,612      3,209,021
Kroger Co.                                            1    210,691      4,397,121
Safeway Inc.                                          1    131,640      5,495,970
Sara Lee Corp.                                             205,453      4,567,220
SUPERVALU Inc.                                              34,962        773,359
Sysco Corp.                                                174,818      4,583,728
Unilever NV - NY Shares                                    149,915      8,636,603
Winn-Dixie Stores Inc.                                      36,866        525,341

Wrigley (William Jr.) Co.                                   59,070      3,034,426
-----------------------------------------------------------------------------------
                                                                       58,778,685
-----------------------------------------------------------------------------------

FOREST PRODUCTS & PAPER--0.51%
-----------------------------------------------------------------------------------
Boise Cascade Corp.                                         15,221        517,666
Georgia-Pacific Corp.                                       60,265      1,663,917
International Paper Co.                                    126,410      5,100,644
Louisiana-Pacific Corp.                                     27,397        231,231
Mead Corp.                                                  26,040        804,376
Temple-Inland Inc.                                          12,943        734,256
Westvaco Corp.                                              26,831        763,342
Weyerhaeuser Co.                                            56,719      3,067,364
Willamette Industries Inc.                                  28,820      1,502,098
-----------------------------------------------------------------------------------
                                                                       14,384,894
-----------------------------------------------------------------------------------

GAS--0.12%
-----------------------------------------------------------------------------------
KeySpan Corp.                                               36,480      1,264,032
NICOR Inc.                                                  11,746        489,103
Peoples Energy Corp.                                         9,285        352,180
Sempra Energy                                               54,344      1,334,145
-----------------------------------------------------------------------------------
                                                                        3,439,460
-----------------------------------------------------------------------------------

HAND / MACHINE TOOLS--0.08%

Black & Decker Corp.                                        20,927        789,576
Snap-On Inc.                                                15,186        511,161
Stanley Works (The)                                         22,387      1,042,563
-----------------------------------------------------------------------------------
                                                                        2,343,300
-----------------------------------------------------------------------------------

HEALTH CARE--4.08%
-----------------------------------------------------------------------------------
Aetna Inc.                                                  37,593      1,240,193
Bard (C.R.) Inc.                                            13,404        864,558
Bausch & Lomb Inc.                                          14,063        529,613
Baxter International Inc.                                  154,839      8,304,016
Becton Dickinson & Co.                                      67,812      2,247,968
Biomet Inc.                                                 70,717      2,185,155
Boston Scientific Corp.                               1    105,790      2,551,655
Guidant Corp.                                         1     79,925      3,980,265
HCA - The Healthcare Company                               135,082      5,206,060
Health Management Associates Inc. "A"                 1     64,307      1,183,249
Healthsouth Corp.                                     1    102,894      1,524,889
Humana Inc.                                           1     44,246        521,660
Johnson & Johnson                                          804,539     47,548,255
Manor Care Inc.                                       1     26,850        636,614
Medtronic Inc.                                             317,528     16,260,609
St. Jude Medical Inc.                                 1     22,833      1,772,982
Stryker Corp.                                               51,568      3,010,024
Tenet Healthcare Corp.                                1     85,368      5,012,809
UnitedHealth Group Inc.                                     81,775      5,787,217
Wellpoint Health Networks Inc.                        1     16,725      1,954,316
Zimmer Holdings Inc.                                  1     50,833      1,552,440
-----------------------------------------------------------------------------------
                                                                      113,874,547
-----------------------------------------------------------------------------------

HOME BUILDERS--0.08%
-----------------------------------------------------------------------------------
Centex Corp.                                                15,937        909,843
KB HOME                                                     13,198        529,240
Pulte Corp.                                                 15,455        690,375
-----------------------------------------------------------------------------------
                                                                        2,129,458
-----------------------------------------------------------------------------------

HOME FURNISHINGS--0.11%
-----------------------------------------------------------------------------------
Leggett & Platt Inc.                                        51,535      1,185,305
Maytag Corp.                                                20,133        624,727
Whirlpool Corp.                                             17,552      1,287,088
-----------------------------------------------------------------------------------
                                                                        3,097,120
-----------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS / WARES--0.29%
-----------------------------------------------------------------------------------
American Greetings Corp. "A"                                16,656        229,520
Avery Dennison Corp.                                        28,823      1,629,364
Clorox Co.                                                  61,001      2,412,590
Fortune Brands Inc.                                         38,972      1,542,901
Newell Rubbermaid Inc.                                      69,943      1,928,329
Tupperware Corp.                                            15,244        293,447
-----------------------------------------------------------------------------------
                                                                        8,036,151
-----------------------------------------------------------------------------------

INSURANCE--4.34%
-----------------------------------------------------------------------------------
AFLAC Inc.                                                 136,957      3,363,664
Allstate Corp.                                             187,015      6,302,406
Ambac Financial Group Inc.                                  27,680      1,601,565
American International Group Inc.                          685,210     54,405,674
AON Corp.                                                   70,611      2,508,103
Chubb Corp.                                                 44,533      3,072,777
CIGNA Corp.                                                 37,933      3,514,492
Cincinnati Financial Corp.                                  42,366      1,616,263
Conseco Inc.                                          1     90,418        403,264
Hancock (John) Financial Services Inc.                      78,337      3,235,318
Hartford Financial Services Group Inc.                      64,305      4,040,283
Jefferson-Pilot Corp.                                       39,461      1,825,860
Lincoln National Corp.                                      49,690      2,413,443
Loews Corp.                                                 50,225      2,781,461
Marsh & McLennan Companies Inc.                             72,035      7,740,161
MBIA Inc.                                                   38,926      2,087,601
MetLife Inc.                                               190,096      6,022,241
MGIC Investment Corp.                                       28,113      1,735,134
Progressive Corporation                                     19,227      2,870,591
SAFECO Corp.                                                33,512      1,043,899
St. Paul Companies Inc.                                     54,399      2,391,924
Torchmark Corp.                                             32,569      1,280,939
UnumProvident Corp.                                         63,487      1,683,040
XL Capital Ltd. "A"                                         34,796      3,178,963
-----------------------------------------------------------------------------------
                                                                      121,119,066
-----------------------------------------------------------------------------------

IRON / STEEL--0.07%
-----------------------------------------------------------------------------------
Allegheny Technologies Inc.                                 21,051        352,604
Nucor Corp.                                                 20,402      1,080,490
USX-U.S. Steel Group Inc.                                   23,395        423,683
-----------------------------------------------------------------------------------
                                                                        1,856,777
-----------------------------------------------------------------------------------

LEISURE TIME--0.38%
-----------------------------------------------------------------------------------
Brunswick Corp.                                             23,011        500,719
Carnival Corp. "A"                                         153,741      4,317,047
Harley-Davidson Inc.                                        79,402      4,312,323
Sabre Holdings Corp.                                  1     35,010      1,482,674
-----------------------------------------------------------------------------------
                                                                       10,612,763
-----------------------------------------------------------------------------------

LODGING--0.22%
-----------------------------------------------------------------------------------
Harrah's Entertainment Inc.                           1     29,432      1,089,278
Hilton Hotels Corp.                                         96,861      1,057,722

Marriott International Inc. "A"                             63,205      2,569,283
Starwood Hotels & Resorts Worldwide Inc.                    51,866      1,548,200
-----------------------------------------------------------------------------------
                                                                        6,264,483
-----------------------------------------------------------------------------------

MACHINERY--0.45%
-----------------------------------------------------------------------------------
Caterpillar Inc.                                            90,031      4,704,120
Cummins Engine Company Inc.                                 10,832        417,465
Deere & Co.                                                 61,588      2,688,932
Dover Corp.                                                 53,091      1,968,083
Ingersoll-Rand Co.                                          44,061      1,842,190
McDermott International Inc.                          1     16,178        198,504
Rockwell International Corp.                                48,206        860,959
-----------------------------------------------------------------------------------
                                                                       12,680,253
-----------------------------------------------------------------------------------

MANUFACTURERS--6.11%
-----------------------------------------------------------------------------------
Cooper Industries Inc.                                      24,568        857,915
Crane Co.                                                   15,650        401,266
Danaher Corp.                                               37,486      2,260,781
Eastman Kodak Co.                                           76,306      2,245,686
Eaton Corp.                                                 18,176      1,352,476
General Electric Co.                                     2,603,789    104,359,863
Honeywell International Inc.                               213,286      7,213,333
Illinois Tool Works Inc.                                    79,912      5,411,641
ITT Industries Inc.                                         23,185      1,170,843
Minnesota Mining & Manufacturing Co.                       102,837     12,156,362
Pall Corp.                                                  32,036        770,786
Textron Inc.                                                37,048      1,536,010
Tyco International Ltd.                                    523,283     30,821,369
-----------------------------------------------------------------------------------
                                                                      170,558,331
-----------------------------------------------------------------------------------

MEDIA--3.71%
-----------------------------------------------------------------------------------
AOL Time Warner Inc.                                  1  1,161,034     37,269,191
Clear Channel Communications Inc.                     1    156,751      7,980,193
Comcast Corp. "A"                                     1    247,839      8,922,204
Dow Jones & Co. Inc.                                        22,275      1,219,111
Gannett Co. Inc.                                            69,466      4,670,199
Knight Ridder Inc.                                          22,055      1,432,031
McGraw-Hill Companies Inc.                                  50,699      3,091,625
Meredith Corp.                                              12,935        461,133
New York Times Co. "A"                                      39,761      1,719,663
Tribune Co.                                                 78,133      2,924,518
Univision Communications Inc.                         1     55,102      2,229,427
Viacom Inc. "B"                                       1    465,118     20,534,960
Walt Disney Co. (The)                                      534,695     11,078,880
-----------------------------------------------------------------------------------
                                                                      103,533,135
-----------------------------------------------------------------------------------

METAL FABRICATE / HARDWARE--0.01%
-----------------------------------------------------------------------------------
Worthington Industries Inc.                                 22,397        318,037
-----------------------------------------------------------------------------------
                                                                          318,037
-----------------------------------------------------------------------------------

MINING--0.61%
-----------------------------------------------------------------------------------
Alcan Aluminum Ltd.                                         84,161      3,023,905
Alcoa Inc.                                                 222,758      7,919,047
Barrick Gold Corp.                                         140,585      2,242,331
Freeport-McMoRan Copper & Gold Inc.                   1     37,762        505,633
Inco Ltd.                                             1     47,702        808,072
Newmont Mining Corp.                                        51,417        982,579
Phelps Dodge Corp.                                          20,642        668,801

Placer Dome Inc.                                            86,120        939,569
-----------------------------------------------------------------------------------
                                                                       17,089,937
-----------------------------------------------------------------------------------

OFFICE / BUSINESS EQUIPMENT--0.16%
-----------------------------------------------------------------------------------
Pitney Bowes Inc.                                           63,958      2,405,460
Xerox Corp.                                                188,841      1,967,723
-----------------------------------------------------------------------------------
                                                                        4,373,183
-----------------------------------------------------------------------------------

OIL & GAS PRODUCERS--5.80%
-----------------------------------------------------------------------------------
Amerada Hess Corp.                                          23,263      1,453,938
Anadarko Petroleum Corp.                                    65,245      3,709,178
Apache Corp.                                                35,957      1,793,525
Burlington Resources Inc.                                   52,658      1,976,781
ChevronTexaco Corp.                                        279,803     25,073,147
Conoco Inc.                                                164,053      4,642,700
Devon Energy Corp.                                          33,051      1,277,421
EOG Resources Inc.                                          30,289      1,184,603
Exxon Mobil Corp.                                        1,794,159     70,510,449
Kerr-McGee Corp.                                            26,277      1,439,980
Kinder Morgan Inc.                                          29,278      1,630,492
Nabors Industries Inc.                                1     36,948      1,268,425
Noble Drilling Corp.                                  1     34,687      1,180,745
Occidental Petroleum Corp.                                  97,987      2,599,595
Phillips Petroleum Co.                                     100,003      6,026,181
Rowan Companies Inc.                                  1     24,586        476,231
Royal Dutch Petroleum Co. - NY Shares                      557,089     27,308,503
Sunoco Inc.                                                 20,615        769,764
Transocean Sedco Forex Inc.                                 83,609      2,827,656
Unocal Corp.                                                63,995      2,308,300
USX-Marathon Group Inc.                                     81,149      2,434,470
-----------------------------------------------------------------------------------
                                                                      161,892,084
-----------------------------------------------------------------------------------

OIL & GAS SERVICES--0.46%
-----------------------------------------------------------------------------------
Baker Hughes Inc.                                           88,095      3,212,825
Halliburton Co.                                            112,614      1,475,243
Schlumberger Ltd.                                          151,002      8,297,560
-----------------------------------------------------------------------------------
                                                                       12,985,628
-----------------------------------------------------------------------------------

PACKAGING & CONTAINERS--0.10%
-----------------------------------------------------------------------------------
Ball Corp.                                                   7,187        508,121
Bemis Co.                                                   13,848        681,045
Pactiv Corp.                                          1     41,783        741,648
Sealed Air Corp.                                      1     21,960        896,407
-----------------------------------------------------------------------------------
                                                                        2,827,221
-----------------------------------------------------------------------------------

PHARMACEUTICALS--8.74%
-----------------------------------------------------------------------------------
Abbott Laboratories                                        407,189     22,700,787
Allergan Inc.                                               34,407      2,582,245
American Home Products Corp.                               346,014     21,231,419
AmerisourceBergen Corp.                                     26,985      1,714,897
Bristol-Myers Squibb Co.                                   507,481     25,881,531
Cardinal Health Inc.                                       118,261      7,646,756
Forest Laboratories Inc. "A"                          1     46,676      3,825,098
King Pharmaceuticals Inc.                             1     64,425      2,714,225
Lilly (Eli) and Company                                    294,861     23,158,383
MedImmune Inc.                                        1     56,140      2,602,089
Merck & Co. Inc.                                           596,619     35,081,197
Pfizer Inc.                                              1,648,904     65,708,824

Pharmacia Corporation                                      338,192     14,423,889
Schering-Plough Corp.                                      384,006     13,751,255
Watson Pharmaceuticals Inc.                           1     27,925        876,566
-----------------------------------------------------------------------------------
                                                                      243,899,161
-----------------------------------------------------------------------------------

PIPELINES--0.42%
-----------------------------------------------------------------------------------
Dynegy Inc. "A"                                             92,043      2,347,097
El Paso Corp.                                              133,847      5,970,915
Williams Companies Inc.                                    135,171      3,449,564
-----------------------------------------------------------------------------------
                                                                       11,767,576
-----------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS--0.19%
-----------------------------------------------------------------------------------
Equity Office Properties Trust                             108,673      3,268,884
Equity Residential Properties Trust                         71,026      2,039,156
-----------------------------------------------------------------------------------
                                                                        5,308,040
-----------------------------------------------------------------------------------

RETAIL--6.86%
-----------------------------------------------------------------------------------
AutoZone Inc.                                         1     28,277      2,030,260
Bed Bath & Beyond Inc.                                1     76,072      2,578,841
Best Buy Co. Inc.                                     1     55,305      4,119,116
Big Lots Inc.                                               29,856        310,502
Circuit City Stores Inc.                                    54,638      1,417,856
CVS Corp.                                                  102,496      3,033,882
Darden Restaurants Inc.                                     30,569      1,082,143
Dillards Inc. "A"                                           21,955        351,280
Dollar General Corp.                                        86,713      1,292,024
Family Dollar Stores Inc.                                   45,215      1,355,546
Federated Department Stores Inc.                      1     50,536      2,066,922
Gap Inc. (The)                                             226,203      3,153,270
Home Depot Inc.                                            614,619     31,351,715
Kmart Corp.                                           1    130,727        713,769
Kohls Corp.                                           1     87,853      6,188,365
Limited Inc.                                               112,414      1,654,734
Lowe's Companies Inc.                                      203,091      9,425,453
May Department Stores Co.                                   78,476      2,902,042
McDonald's Corp.                                           337,150      8,924,361
Nordstrom Inc.                                              35,253        713,168
Office Depot Inc.                                     1     80,515      1,492,748
Penney (J.C.) Company Inc.                                  69,194      1,861,319
RadioShack Corp.                                            47,012      1,415,061
Sears, Roebuck and Co.                                      84,612      4,030,916
Staples Inc.                                          1    121,074      2,264,084
Starbucks Corp.                                       1    100,003      1,905,057
Target Corp.                                               236,787      9,720,106
Tiffany & Co.                                               38,313      1,205,710
TJX Companies Inc.                                          71,535      2,851,385
Toys R Us Inc.                                        1     52,070      1,079,932
Tricon Global Restaurants Inc.                        1     38,254      1,882,097
Walgreen Co.                                               267,550      9,005,733
Wal-Mart Stores Inc.                                     1,169,021     67,277,159
Wendy's International Inc.                                  27,428        800,075
-----------------------------------------------------------------------------------
                                                                      191,456,631
-----------------------------------------------------------------------------------

SEMICONDUCTORS--4.24%
-----------------------------------------------------------------------------------
Advanced Micro Devices Inc.                           1     89,131      1,413,618
Altera Corp.                                          1    101,026      2,143,772
Analog Devices Inc.                                   1     94,886      4,211,990
Applied Materials Inc.                                1    214,094      8,585,169

Applied Micro Circuits Corp.                          1     78,247        885,756
Broadcom Corp. "A"                                    1     68,802      2,811,938
Conexant Systems Inc.                                 1     66,834        959,736
Intel Corp.                                              1,760,448     55,366,090
KLA-Tencor Corp.                                      1     48,606      2,408,913
Linear Technology Corp.                                     83,032      3,241,569
LSI Logic Corp.                                       1     96,221      1,518,367
Maxim Integrated Products Inc.                        1     84,706      4,447,912
Micron Technology Inc.                                1    157,181      4,872,611
National Semiconductor Corp.                          1     46,139      1,420,620
Novellus Systems Inc.                                 1     37,589      1,482,886
NVIDIA Corp.                                          1     37,919      2,536,781
PMC - Sierra Inc.                                     1     43,298        920,515
QLogic Corp.                                          1     24,302      1,081,682
Teradyne Inc.                                         1     47,433      1,429,631
Texas Instruments Inc.                                     454,327     12,721,156
Vitesse Semiconductor Corp.                           1     49,965        621,065
Xilinx Inc.                                           1     87,610      3,421,171
-----------------------------------------------------------------------------------
                                                                      118,502,948
-----------------------------------------------------------------------------------

SOFTWARE--5.70%
-----------------------------------------------------------------------------------
Adobe Systems Inc.                                          62,212      1,931,683
Autodesk Inc.                                               14,373        535,682
Automatic Data Processing Inc.                             161,724      9,525,544
BMC Software Inc.                                     1     64,055      1,048,580
Citrix Systems Inc.                                   1     49,235      1,115,665
Computer Associates International Inc.                     151,072      5,210,473
Compuware Corp.                                       1     97,535      1,149,938
First Data Corp.                                           100,062      7,849,864
Fiserv Inc.                                           1     49,089      2,077,446
IMS Health Inc.                                             77,509      1,512,201
Intuit Inc.                                           1     55,621      2,378,354
Mercury Interactive Corp.                             1     21,696        737,230
Microsoft Corp.                                       1  1,412,595     93,584,419
Novell Inc.                                           1     94,994        436,022
Oracle Corp.                                          1  1,458,735     20,145,130
Parametric Technology Corp.                           1     68,861        537,804
PeopleSoft Inc.                                       1     79,439      3,193,448
Siebel Systems Inc.                                   1    121,270      3,393,135
Yahoo! Inc.                                           1    149,400      2,650,356
-----------------------------------------------------------------------------------
                                                                      159,012,974
-----------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT--1.47%
-----------------------------------------------------------------------------------
ADC Telecommunications Inc.                           1    207,070        952,522
Andrew Corp.                                          1     21,349        467,330
Avaya Inc.                                            1     75,246        914,239
Ciena Corp.                                           1     85,815      1,228,013
Comverse Technology Inc.                              1     48,651      1,088,323
JDS Uniphase Corp.                                    1    348,233      3,040,074
Lucent Technologies Inc.                                   895,480      5,632,569
Motorola Inc.                                              583,774      8,768,285
Nortel Networks Corp.                                      839,516      6,296,370
QUALCOMM Inc.                                         1    200,495     10,124,998
Scientific-Atlanta Inc.                                     40,988        981,253
Tellabs Inc.                                          1    107,532      1,608,679
-----------------------------------------------------------------------------------
                                                                       41,102,655
-----------------------------------------------------------------------------------

TELECOMMUNICATIONS--2.19%
-----------------------------------------------------------------------------------

AT&T Wireless Services Inc.                           1    663,672      9,536,967
Citizen Communications Co.                            1     73,459        783,073
Corning Inc.                                               248,056      2,212,660
Nextel Communications Inc. "A"                        1    209,383      2,294,838
Qwest Communications International Inc.                    436,688      6,170,401
Sprint Corp. (PCS Group)                              1    258,531      6,310,742
Verizon Communications Inc.                                711,957     33,789,479
-----------------------------------------------------------------------------------
                                                                       61,098,160
-----------------------------------------------------------------------------------

TELEPHONE--3.29%
-----------------------------------------------------------------------------------
Alltel Corp.                                                81,416      5,025,810
AT&T Corp.                                                 927,968     16,833,339
BellSouth Corp.                                            492,298     18,781,169
CenturyTel Inc.                                             37,009      1,213,895
SBC Communications Inc.                                    881,682     34,535,484
Sprint Corp. (FON Group)                                   232,672      4,672,054
WorldCom Inc.                                         1    773,580     10,892,006
-----------------------------------------------------------------------------------
                                                                       91,953,757
-----------------------------------------------------------------------------------

TEXTILES--0.08%
-----------------------------------------------------------------------------------
Cintas Corp.                                                44,513      2,136,624
-----------------------------------------------------------------------------------
                                                                        2,136,624
-----------------------------------------------------------------------------------

TOBACCO--0.99%
-----------------------------------------------------------------------------------
Philip Morris Companies Inc.                               568,288     26,056,005
UST Inc.                                                    43,385      1,518,475
-----------------------------------------------------------------------------------
                                                                       27,574,480
-----------------------------------------------------------------------------------

TOYS / GAMES / HOBBIES--0.10%
-----------------------------------------------------------------------------------
Hasbro Inc.                                                 45,310        735,381
Mattel Inc.                                                113,209      1,947,195
-----------------------------------------------------------------------------------
                                                                        2,682,576
-----------------------------------------------------------------------------------

TRANSPORTATION--0.52%
-----------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                         101,419      2,893,484
CSX Corp.                                                   55,909      1,959,610
FedEx Corp.                                           1     78,193      4,056,653
Norfolk Southern Corp.                                     101,118      1,853,493
Union Pacific Corp.                                         65,153      3,713,721
-----------------------------------------------------------------------------------
                                                                       14,476,961
-----------------------------------------------------------------------------------

TRUCKING & LEASING--0.01%
-----------------------------------------------------------------------------------
Ryder System Inc.                                           15,912        352,451
-----------------------------------------------------------------------------------
                                                                          352,451
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $2,693,024,742)                                              2,745,244,114
-----------------------------------------------------------------------------------
Security                                               Face Amount          Value
-----------------------------------------------------------------------------------
SHORT TERM INSTRUMENTS--8.20%
-----------------------------------------------------------------------------------
Barclays Global Investors Funds Institutional
  Money Market Fund, Institutional Shares        $     119,556,590    119,556,590

Dreyfus Money Market Fund                               37,525,410     37,525,410

General Electric Commercial Paper                        9,500,000      9,500,000
  1.92%, 01/07/02

Goldman Sachs Financial Square Prime Obligation Fund                17,724,695      17,724,695

Providian Temp Cash Money Market Fund                               36,786,836      36,786,836

U.S. Treasury Bill
  1.69%, 03/28/02                                           2,3      8,050,000       8,017,687
-----------------------------------------------------------------------------------------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $229,111,412)                                                               229,111,218
-----------------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES -- 106.53%
(Cost $2,922,136,154)                                                            2,974,355,332
-----------------------------------------------------------------------------------------------
Other Assets, Less Liabilities -- (6.53%)                                         (182,441,382)
-----------------------------------------------------------------------------------------------
NET ASSETS -- 100.00%                                                           $2,791,913,950
===============================================================================================


1 Non-income earning securities.
2 Yield to Maturity.
3 This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of index futures contracts. See Note 1.

The accompanying notes are an integral part of these financial statements.

Extended Index Master Portfolio
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001
--------------------------------------------------------------------------------

ASSETS
Investments in securities, at market value (including securities on loan (1)) (Cost: $214,951,249) (Note 1)      $ 178,556,356
Receivables:
   Investment securities sold                                                                                          468,508
   Dividends and interest                                                                                              165,244
                                                                                                               ---------------
Total Assets                                                                                                       179,190,108
                                                                                                               ---------------
LIABILITIES

Payables:
   Investment securities purchased                                                                                     845,794
   Due to broker - variation margin                                                                                     37,765
   Collateral for securities loaned (Note 4)                                                                        15,313,596
   Advisory fees (Note 2)                                                                                               23,600
   Administration fees (Note 2)                                                                                         30,835
                                                                                                               ---------------
Total Liabilities                                                                                                   16,251,590
                                                                                                               ---------------
NET ASSETS                                                                                                       $ 162,938,518
                                                                                                               ===============

--------------------------------------------------------------------------------

   1 Securities on loan with market value of $14,480,611. See Note 4.

The accompanying notes are an integral part of these financial statements.

Extended Index Master Portfolio
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2001
--------------------------------------------------------------------------------

NET INVESTMENT INCOME
   Dividends (Net of foreign withholding tax of $50)                           $   1,787,056
   Interest                                                                          104,490
   Securities lending income                                                          92,000
                                                                               -------------
Total investment income                                                            1,983,546
                                                                               -------------
EXPENSES (Note 2)
   Advisory fees                                                                     135,568
   Administration fees                                                                33,892
                                                                               -------------
Total expenses                                                                       169,460
                                                                               -------------
Net investment income                                                              1,814,086
                                                                               -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized loss on sale of investments                                       (4,188,727)
   Net realized gain on sale of futures contracts                                    237,412
   Net change in unrealized appreciation (depreciation) of investments           (16,947,715)
   Net change in unrealized appreciation (depreciation) of futures contracts         (46,950)
                                                                               -------------
Net loss on investments                                                          (20,945,980)
                                                                               -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                           $ (19,131,894)
                                                                               =============

The accompanying notes are an integral part of these financial statements.

Extended Index Master Portfolio
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                   For the Year Ended  For the Year Ended
                                                                                    December 31, 2001   December 31, 2000
                                                                                   ------------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:

   Net investment income                                                             $      1,814,086    $      2,199,738
   Net realized gain (loss)                                                                (3,951,315)         21,750,895
   Net change in unrealized appreciation (depreciation)                                   (16,994,665)        (64,094,244)
                                                                                   ------------------  ------------------
Net decrease in net assets resulting from operations                                      (19,131,894)        (40,143,611)
                                                                                   ------------------  ------------------
Interestholder transactions:
   Contributions                                                                           37,677,854         163,481,883
   Withdrawals                                                                            (54,858,624)       (126,543,641)
                                                                                   ------------------  ------------------
Net increase (decrease) in net assets resulting from interestholder transactions          (17,180,770)         36,938,242
                                                                                   ------------------  ------------------
Decrease in net assets                                                                    (36,312,664)         (3,205,369)

NET ASSETS:
Beginning of year                                                                         199,251,182         202,456,551
                                                                                   ------------------  ------------------
End of year                                                                          $    162,938,518    $    199,251,182
                                                                                   ==================  ==================

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

EXTENDED INDEX MASTER PORTFOLIO
Schedule of Investments
December 31, 2001



Security                                                    Shares       Value
--------------------------------------------------------------------------------

COMMON STOCKS--97.69%

ADVERTISING--0.59%
--------------------------------------------------------------------------------
Ackerly Group Inc. (The)                     1               2,920  $   51,099
ADVO Inc.                                    1               1,702      73,186
APAC Customer Services Inc.                  1               3,944      10,254
Catalina Marketing Corp.                     1               3,151     109,340
Donnelley (R.H.) Corp.                       1               2,230      64,781
Getty Images Inc.                            1               3,366      77,351
Grey Global Group Inc.                                          55      36,671
Harte-Hanks Inc.                                             3,476      97,919
Interep National Radio Sales Inc. "A"        1               3,040      14,288
Key3Media Group Inc.                         1               4,537      24,182
Lamar Advertising Co.                        1               5,176     219,152
Marketing Services Group Inc.                1               1,300       4,134
Modem Media Inc.                             1               2,000       6,700
Penton Media Inc.                                            2,119      13,265
Simon Worldwide Inc.                         1               1,891         303
Sitel Corp.                                  1               4,768      11,443
24/7 Media Inc.                              1               2,732         629
Valuevision International Inc. "A"           1               2,142      41,962
West Corp.                                   1               4,233     105,571
--------------------------------------------------------------------------------
                                                                       962,230
--------------------------------------------------------------------------------

AEROSPACE / DEFENSE--0.50%
--------------------------------------------------------------------------------
AAR Corp.                                                    2,040      18,380
Alliant Techsystems Inc.                     1               1,604     123,829
BE Aerospace Inc.                            1               2,187      20,055
Curtiss Wright Corp.                                         1,056      50,424
Fairchild Corp. (The) "A"                    1               6,531      18,940
GenCorp. Inc.                                                2,957      41,723
Hawker Pacific Aerospace                     1               6,800      14,960
HEICO Corp.                                                  1,209      18,220
HEICO Corp. "A"                                              1,469      19,817
Kreisler Manufacturing Corp.                 1               2,500      20,875
L-3 Communications Holdings Inc.             1               2,524     227,160
Orbital Sciences Corp.                       1               4,247      17,540
Sequa Corp. "A"                              1                 864      41,057
Teledyne Technologies Inc.                   1               1,800      29,322
Titan Corp. (The)                            1               4,376     109,181
United Defense Industries Inc.               1               1,873      39,427
--------------------------------------------------------------------------------
                                                                       810,910
--------------------------------------------------------------------------------
AGRICULTURE--0.06%
--------------------------------------------------------------------------------
Delta & Pine Land Co.                                        3,114      70,470
Dimon Inc.                                                   4,000      28,800
Northland Cranberries Inc. "A"               1                 532         266
--------------------------------------------------------------------------------
                                                                        99,536
--------------------------------------------------------------------------------

AIRLINES--0.28%
--------------------------------------------------------------------------------
Airtran Holdings Inc.                        1               3,693      24,374
Alaska Air Group Inc.                        1               1,272      37,015
American West Holdings Corp. "B"             1               2,024       7,084
Atlantic Coast Airlines Holdings Inc.        1               2,718      63,302
Continental Airlines Inc. "B"                1               3,264      85,549
Midwest Express Holdings Inc.                1               1,830      26,718
Northwest Airlines Corp. "A"                 1               5,635      88,469
SkyWest Inc.                                                 3,168      80,626
UAL Corp.                                                    2,876      38,826
--------------------------------------------------------------------------------
                                                                       451,963
--------------------------------------------------------------------------------

APPAREL--0.17%
--------------------------------------------------------------------------------
Cherokee Inc.                                1               1,989      22,078
Garan Inc.                                                   1,089      46,282
Oxford Industries Inc.                                       1,514      35,730
Phillips-Van Heusen Corporation                              2,403      26,193
Stride Rite Corp.                                            4,777      31,289
Timberland Co. "A"                           1               2,452      90,920
Unifi Inc.                                   1               4,132      29,957
--------------------------------------------------------------------------------
                                                                       282,449
--------------------------------------------------------------------------------

AUTO MANUFACTURERS--0.21%
--------------------------------------------------------------------------------
Aftermarket Technology Corp.                 1               1,845      29,889
American Axle & Manufacturing Holdings Inc.  1               3,100      66,278
AO Smith Corp. "B"                                           1,742      33,969
BorgWarner Inc.                                              1,145      59,826
CLARCOR Inc.                                                 1,991      54,056
Dura Automotive Systems Inc.                 1               1,122      12,342
Exide Corp.                                                  3,355       4,127
Oshkosh Truck Corp.                                          1,007      49,091
Standard Automotive Corp.                    1               2,600         312
Starcraft Corp.                              1               2,200       8,910
Titan International Inc.                                     2,171      10,291
Wabash National Corp.                                        2,527      19,711
--------------------------------------------------------------------------------
                                                                       348,802
--------------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT--0.29%
--------------------------------------------------------------------------------
ArvinMeritor Inc.                                            4,538      89,126
Bandag Inc.                                                  1,181      41,052
Collins & Aikman Corp.                       1               6,000      46,200
Donnelly Corp.                                               1,171      15,399
Edelbrock Corp.                                              1,734      17,479
Federal-Mogul Corp.                          1               4,111       3,248
Lear Corp.                                   1               3,383     129,028
Modine Manufacturing Co.                                     1,524      35,555
Superior Industries International Inc.                       1,424      57,316
Tenneco Automotive Inc.                      1               6,600      13,464
Tower Automotive Inc.                        1               3,068      27,704
--------------------------------------------------------------------------------
                                                                       475,571
--------------------------------------------------------------------------------

BANKS--8.02%
--------------------------------------------------------------------------------
AMCORE Financial Inc.                                        2,295      51,293
American Bancorp                                             1,240      27,900
Anchor BanCorp Wisconsin Inc.                                2,823      50,080
Arch Capital Group Ltd.                      1               2,263      58,272
Area Bancshares Corp.                                        2,850      55,490
Associated Bancorp                                           3,874     136,713

Astoria Financial Corp.                                      5,492     145,318
Banc Corp. (The)                             1               1,790      12,440
BancFirst Corp.                                                415      14,400
BancFirst Ohio Corp.                                         2,406      58,105
Bancorp South Inc.                                           4,398      73,007
Bank Mutual Corp.                                            1,500      22,920
Banknorth Group Inc.                                         9,664     217,633
Bay View Capital Corp.                       1               3,641      26,689
BOK Financial Corp.                          1               4,038     127,237
Boston Private Financial Holdings Inc.                       1,600      35,312
Bostonfed Bancorp Inc.                                       1,892      45,597
Brookline Bancorp Inc.                                       3,901      64,132
Bryn Mawr Bank Corp.                                         1,058      29,888
California Independent Bancorp                                 929      21,042
Capital Bank Corp.                           1               2,500      27,000
Capital City Bank Group Inc.                                 1,426      34,552
Capital Crossing Bank                        1               2,481      45,526
Cathay Bancorp Inc.                                            901      57,709
CFS Bancorp Inc.                                             3,746      53,755
Chemical Financial Corp.                                     2,818      84,991
Chester Valley Bancorp                                       1,292      18,346
Chittenden Corp.                                             1,436      39,634
Citizens Banking Corp.                                       2,343      77,038
Citizens First Financial Corp.                               1,522      26,943
City National Corp.                                          2,611     122,325
CoBiz Inc.                                                   1,419      19,156
Colonial BancGroup Inc.                                      8,391     118,229
Commerce Bancorp Inc.                                        3,968     156,101
Commerce Bancshares Inc.                                     3,465     135,100
Commercial Federal Corp.                                     2,308      54,238
Community First Bankshares Inc.                              2,411      61,939
Community Trust Bancorp Inc.                                 1,000      23,750
Compass Bancshares Inc.                                      7,659     216,750
Connecticut Bankshares Inc.                                  1,000      25,850
CORUS Bankshares Inc.                                        1,651      74,955
Cullen/Frost Bankers Inc.                                    2,488      76,829
CVB Financial Corp.                                          2,767      64,748
Dime Bancorp Inc.                                            6,991     252,235
Downey Financial Corp.                                       1,158      47,767
East West Bancorp Inc.                                       2,200      56,650
F.N.B. Corp.                                                 2,418      63,714
Farmers Capital Bank Corp.                                   1,078      39,530
Fidelity Bankshares Inc.                                     3,019      48,213
Fidelity National Corp.                                      2,763      20,170
Financial Institutions Inc.                                  1,000      23,400
First Bancorp North Carolina                                   858      19,348
First BanCorp.                                               2,733      77,890
First Banks America Inc.                     1               1,000      31,520
First Citizens Bancshares Inc. "A"                             909      88,855
First Commonwealth Financial Corp.                           2,868      33,039
First Federal Financial of Kentucky                            552       9,252
First Financial Bancorp                                      3,790      66,894
First Merchants Corp.                                          809      19,432
First Midwest Bancorp Inc.                                   2,060      60,131
First Niagara Financial Group Inc.                           2,931      49,329
First Republic Bank                          1               1,000      24,150
First Sentinel Bancorp Inc.                                  4,730      59,220
1st Source Corp.                                             2,146      44,422

First Tennessee National Corp.                               7,537     273,292
First Virginia Banks Inc.                                    2,540     128,930
Firstfed America Bancorp Inc.                                1,289      22,364
FirstFed Financial Corp.                     1               1,445      37,035
FirstMerit Corp.                                             5,590     151,433
FMS Financial Corp.                                          1,000       8,930
Frontier Financial Corp.                                     2,004      52,425
Fulton Financial Corp.                                       4,272      93,258
GA Financial Inc.                                            1,963      32,880
GBC Bancorp                                                  1,033      30,473
Glacier Bancorp Inc.                                         1,000      20,820
Golden State Bancorp Inc.                                    7,556     197,589
Greater Bay Bancorp                                          2,058      58,818
Greenpoint Financial Corp.                                   5,580     199,485
Hancock Holding Co.                                          1,168      50,271
Harbor Florida Bancshares Inc.                               4,183      71,111
Hibernia Corp. "A"                                          11,096     197,398
Hudson City Bancorp Inc.                                     6,800     179,180
Hudson River Bancorp Inc.                                    1,500      32,850
Hudson United Bancorp                                        2,721      78,093
Independence Community Bank Corp.                            3,455      78,636
Independent Bank Corp.(MA)                                   1,748      37,565
Independent Bank Corp.(MI)                                   2,179      60,576
IndyMac Bancorp Inc.                         1               4,338     101,422
Integra Bank Corp.                                           1,697      35,535
International Bancshares Corp.                               2,108      88,852
Investors Financial Services Corp.                           1,900     125,799
Irwin Financial Corp.                                        2,369      40,273
Local Financial Corporation                  1               1,300      18,187
M&T Bank Corp.                                               5,602     408,106
MAF Bancorp Inc.                                             2,336      68,912
Mahaska Investment Co.                                       1,062      12,425
Main Street Bancorp Inc.                                     1,900      29,678
Main Street Banks Inc.                                       1,000      16,400
Marshall & Ilsley Corp.                                      5,745     363,544
Medallion Financial Corp.                                    1,916      15,136
Mercantile Bankshares Corp.                                  3,594     154,686
Merchants Bancshares Inc.                                    1,143      27,432
Metropoitan Financial Corp.                  1               1,200       3,660
MidAmerica Bancorp                                           1,308      43,298
National Commerce Financial Corp.                           12,473     315,567
National Penn Bancshares Inc.                                1,835      40,370
Net.B@nk Inc.                                1               2,478      25,969
New York Community Bancorp                                   6,858     156,842
North Fork Bancorp                                          10,008     320,156
Northwest Bancorp Inc.                                       5,896      67,450
NSD Bancorp Inc.                                             1,001      20,020
Ocwen Financial Corp.                        1               6,716      56,952
Old National Bancorp                                         3,031      76,533
Pacific Capital Bancorp                                      1,480      41,129
Pacific Century Financial Corp.                              4,588     118,783
Park National Corp.                                            636      58,989
Parkvale Financial Corp.                                     1,233      26,768
Patriot Bank Corp.                                           4,128      43,963
Peoples Bancorp Inc.                                         1,380      25,323
People's Bank                                                4,591      97,605
Peoples Financial Corp.                                        700      10,430
Popular Inc.                                                 8,568     249,157

Provident Bankshares Corp.                                   2,688      65,318
Provident Financial Group Inc.                               2,464      64,754
R&G Financial Corp. "B"                                      2,074      35,548
Republic Bancorp Inc.                                        5,130      71,050
Republic Bancorp Inc. "A"                                    2,640      35,614
Republic Bancshares Inc.                     1               1,754      22,802
Riggs National Corp.                                         2,971      41,505
Roslyn Bancorp Inc.                                          6,978     122,115
Royal Bancshares of Pennsylvania "A"                         1,452      29,258
S&T Bancorp Inc.                                             3,736      90,710
Santander Bancorp                                            3,770      73,176
Silicon Valley Bancshares                    1               1,546      41,325
Simmons First National Corp. "A"                               911      29,289
Sky Financial Group Inc.                                     5,152     104,792
South Financial Group Inc. (The)                             4,373      77,621
Southwest Bancorp of Texas Inc.              1               1,438      43,528
Sovereign Bancorp Inc.                                      17,132     209,696
State Financial Services Corp. "A"                           1,871      21,610
Staten Island Bancorp Inc.                                   4,184      68,241
Sterling Bancorp                                             1,430      41,756
Sterling Bancshares Inc.                                     3,142      39,338
Sterling Financial Corp (PA)                                 1,596      38,879
Sterling Financial Corp.(WA)                                 2,269      33,014
Suffolk Bancorp                                              2,300     125,488
Susquehanna Bancshares Inc.                                  3,704      77,228
TCF Financial Corp.                                          4,787     229,680
Texas Regional Bancshares "A"                                1,698      64,269
Tompkins County Trustco Inc.                                 1,000      40,250
Trust Company of New Jersey (The)                            2,085      52,542
TrustCo Bank Corp.                                           5,945      74,729
Trustmark Corp.                                              3,856      93,431
UMB Financial Corp.                                          1,992      79,674
UnionBanCal Corporation                                      8,939     339,682
United Bancshares Inc.                                       2,324      67,071
United National Bancorp                                      1,684      40,433
Valley National Bancorp                                      4,806     158,358
VIB Corp.                                    1               2,849      26,951
W Holding Co. Inc.                                           4,589      74,342
Warwick Community Bancorp                                    2,643      55,265
Washington Federal Inc.                                      2,977      76,747
Washington Trust Bancorp Inc.                                1,000      19,000
Waypoint Financial Corp.                                     6,900     104,052
Webster Financial Corp.                                      2,268      71,510
WesBanco Inc.                                                2,035      43,000
Westamerica Bancorp                                          2,108      83,414
WestCorp Inc.                                                3,031      56,589
Whitney Holding Corp.                                        1,445      63,363
Wilmington Trust Corp.                                       1,896     120,036
--------------------------------------------------------------------------------
                                                                    13,060,899
--------------------------------------------------------------------------------

BEVERAGES--0.24%
--------------------------------------------------------------------------------
Chalone Wine Group Ltd.                      1               2,320      22,502
Coca-Cola Bottling Co.                                         874      33,090
Constellation Brands Inc.                    1               2,598     111,324
Farmer Brothers Co.                                            186      49,290
PepsiAmericas Inc.                                           9,213     127,139
Robert Mondavi Corp. (The) "A"               1                 762      28,956
Sylvan Inc.                                  1               1,885      21,206

--------------------------------------------------------------------------------
                                                                       393,507
--------------------------------------------------------------------------------

BIOTECHNOLOGY--2.74%
--------------------------------------------------------------------------------
ACLARA BioSciences Inc.                           1          2,840      14,399
Affymetrix Inc.                                   1          3,454     130,388
Alexion Pharmaceuticals Inc.                      1          1,616      39,495
Applera Corp. - Celera Genomics Group             1          4,207     112,285
Arena Pharmaceuticals Inc.                        1          1,900      22,857
Ariad Pharmaceuticals Inc.                        1          3,100      16,523
Avant Immunotherapeutics Inc.                     1          2,900      11,629
Aviron                                            1          2,103     104,582
Bio-Technology General Corp.                      1          2,779      22,871
Cambrex Corp.                                                1,890      82,404
Cellegy Pharmaceuticals Inc.                      1          3,100      26,598
Charles River Laboratories International Inc.     1          2,800      93,744
Ciphergen Biosystems Inc.                         1          3,000      24,000
Cryolife Inc.                                     1          1,750      52,500
CuraGen Corp.                                     1          2,500      55,925
Cytogen Corp.                                     1          4,500      13,545
Deltagen Inc.                                     1          3,500      32,200
Diversa Corp.                                     1          2,387      33,776
EntreMed Inc.                                     1          1,378      11,644
eXegencis Inc.                                    1          4,756      15,837
Exelixis Inc.                                     1          3,813      63,372
Genaera Corporation                               1          1,822       7,106
Gene Logic Inc.                                   1          1,900      35,796
Genencor International Inc.                       1          4,500      71,820
Genentech Inc.                                    1         12,846     696,895
Genome Therapeutics Corp.                         1          3,020      20,566
Human Genome Sciences Inc.                        1          7,312     246,561
ICOS Corp.                                        1          4,116     236,423
IDEC Pharmaceuticals Corp.                        1          8,864     610,996
Illumina Inc.                                     1          2,560      30,106
Immunomedics Inc.                                 1          3,393      68,742
Incyte Genomics Inc.                              1          4,282      83,756
Integra LifeSciences Holdings Corporation         1          2,000      52,680
Invitrogen Corp.                                  1          3,292     203,874
Isis Pharmaceuticals Inc.                         1          3,408      75,624
Kosan Biosciences Inc.                            1          4,000      31,960
Large Scale Biology Corp.                         1          1,704       7,668
Maxim Pharmaceuticals Inc.                        1          7,365      50,818
Maxygen Inc.                                      1          2,462      43,257
Millennium Pharmaceuticals Inc.                   1         12,392     303,728
Myriad Genetics Inc.                              1          1,292      68,011
Nanogen Inc.                                      1          7,100      40,967
Nexell Therapeutics Inc.                          1          2,025       2,875
Organogenesis Inc.                                1          3,420      16,416
Protein Design Labs Inc.                          1          5,220     171,895
Regeneron Pharmaceuticals Inc.                    1          2,343      65,979
Sequenom Inc.                                     1          3,687      39,340
Targeted Genetics Corp.                           1          3,300       8,943
Telik Inc.                                        1          2,100      28,350
Third Wave Technologies Inc.                      1          2,454      18,037
Transkaryotic Therapies Inc.                      1          1,255      53,714
V.I. Technologies Inc.                            1          3,152      21,906
Variagenics Inc.                                  1          3,496      10,768
Xoma Ltd.                                         1          5,334      52,540
--------------------------------------------------------------------------------
                                                                     4,458,691
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

BUILDING MATERIALS--0.81%
--------------------------------------------------------------------------------
Advanced Lighting Technologies Inc.          1               1,945       2,917
American Standard Companies Inc.             1               4,245     289,636
Apogee Enterprises Inc.                                      2,500      39,550
Centex Construction Products Inc.                            1,509      48,363
Ceradyne Inc.                                1               2,800      31,556
Comfort Systems USA Inc.                     1               4,359      16,128
Dal-Tile International Inc.                  1               4,096      95,232
Elcor Corp.                                                  1,370      38,072
Florida Rock Industries Inc.                                 1,267      46,347
Genlyte Group Inc. (The)                     1               1,102      32,796
Integrated Electrical Services Inc.          1               3,692      18,903
Lafarge Corp.                                                4,101     154,075
Lennox International Inc.                                    3,521      34,154
LSI Industries Inc.                                          1,734      30,172
Martin Marietta Materials Inc.                               2,783     129,688
NCI Building Systems Inc.                    1               1,307      23,134
Rayonier Inc.                                                1,546      78,027
Rock of Ages Corp.                           1               2,774      13,898
Simpson Manufacturing Co. Inc.               1                 717      41,084
Texas Industries Inc.                                        1,249      46,088
Trex Co. Inc.                                1               1,300      24,687
USG Corp.                                                    2,423      13,860
York International Corp.                                     1,892      72,142
--------------------------------------------------------------------------------
                                                                     1,320,509
--------------------------------------------------------------------------------

CHEMICALS--1.48%
--------------------------------------------------------------------------------
Airgas Inc.                                  1               6,651     100,563
Albemarle Corp.                                              2,602      62,448
Altair International Inc.                    1               2,059       2,883
Arch Chemicals Inc.                                          2,100      48,720
Atlantis Plastics Inc. "A"                   1                 600       1,908
Cabot Corp.                                                  3,977     141,979
Cabot Microelectronics Corp.                 1               1,810     143,442
ChemFirst Inc.                                               1,841      44,129
Crompton Corp.                                               8,406      75,654
Cytec Industries Inc.                        1               2,335      63,045
Ferro Corp.                                                  2,485      64,113
Foamex International Inc.                    1               2,122      17,188
Fuller (H. B.) Co.                                           2,050      58,978
Gentek Inc.                                                  1,933       3,305
Georgia Gulf Corp.                                           2,179      40,311
IMC Global Inc.                                              7,815     101,595
International Specialty Products Inc.        1               3,376      30,215
JLM Industries Inc.                          1               2,200       3,498
Landec Corp.                                 1               1,973       7,399
Lubrizol Corp.                                               2,766      97,059
Lyondell Chemical Co.                                        6,642      95,180
MacDermid Inc.                                               1,924      32,612
Millennium Chemicals Inc.                                    3,774      47,552
Minerals Technologies Inc.                                     985      45,940
Mississippi Chemical Corp.                   1               2,577       7,293
Myers Industries Inc.                                        2,497      34,084
NL Industries Inc.                                           3,832      58,515
Olin Corp.                                                   2,793      45,079
OM Group Inc.                                                1,560     103,256
Omnova Solutions Inc.                                        2,357      16,028

Penford Corp.                                                1,571      19,559
PolyOne Corp.                                                4,908      48,098
RPM Inc.                                                     6,547      94,670
Schulman (A.) Inc.                                           2,888      39,421
Solutia Inc.                                                 6,927      97,117
Spartech Corp.                                               2,902      59,636
Stepan Co.                                                     663      16,098
Surmodics Inc.                               1               1,148      41,856
Symyx Technologies Inc.                      1               1,700      36,108
Terra Industries Inc.                        1               5,000      17,500
U.S. Plastic Lumber Co.                      1               1,954         742
Uniroyal Technology Corp.                    1               2,720       8,704
Valhi Inc.                                                   6,622      84,099
Valspar Corp.                                                2,855     113,058
Vertex Pharmaceuticals Inc.                  1               4,198     103,229
Wellman Inc.                                                 2,600      40,274
--------------------------------------------------------------------------------
                                                                     2,414,140
--------------------------------------------------------------------------------

COAL--0.07%
--------------------------------------------------------------------------------
Consol Energy Inc.                                           4,500     111,780
--------------------------------------------------------------------------------
                                                                       111,780
--------------------------------------------------------------------------------

COMMERCIAL SERVICES--3.46%
--------------------------------------------------------------------------------
Aaron Rents Inc. "A"                                         1,271      17,158
Ablest Inc.                                  1               1,700       7,905
ABM Industries Inc.                                          1,456      45,646
Actrade Financial Technologies Ltd.          1                 815      24,002
Administaff Inc.                             1               1,570      43,034
AHL Services Inc.                            1               2,230       6,512
AnswerThink Consulting Group Inc.            1               2,281      14,895
Apollo Group Inc. "A"                        1               7,094     319,301
ARAMARK Corp. "B"                            1               1,723      46,349
Atrix Laboratories Inc.                      1               1,816      37,428
Barrett Business Services Inc.               1               1,000       3,700
Blount International Inc.                    1               3,065       9,625
Blue Rhino Corp.                             1               1,881      11,286
Boron, LePore & Associates Inc.              1               2,366      32,627
Bowne & Co. Inc.                                             2,846      36,429
Bright Horizons Family Solutions Inc.        1               1,019      28,522
Caremark Rx Inc.                             1              13,704     223,512
CDI Corp.                                    1               2,262      42,978
Central Parking Corp.                                        2,122      41,676
Charles River Associates Inc.                1               1,972      40,426
Chemed Corp.                                                 1,162      39,392
Comdisco Inc.                                                9,200       4,784
Corinthian Colleges Inc.                     1               1,400      57,246
Corporate Executive Board Co. (The)          1               1,900      69,730
CoStar Group Inc.                            1               1,228      29,484
DeVry Inc.                                   1               4,301     122,363
DiamondCluster International Inc. "A"        1               2,863      37,505
Dun & Bradstreet Corp.                       1               5,100     180,030
eBenx Inc.                                   1               3,010      12,254
Edgewater Technology Inc.                    1               3,066      12,111
Edison Schools Inc.                          1               3,000      58,950
Education Management Corp.                   1               2,005      72,681
Electro Rent Corp.                           1               1,901      24,504
Encompass Service Corp.                      1               4,456      12,922
First Consulting Group Inc.                  1               2,194      34,007

First Health Group Corp.                     1               5,842     144,531
FYI Inc.                                     1               1,406      47,101
Gartner Group Inc. "B"                       1               5,300      59,360
Griffin Land & Nurseries Inc.                1               1,300      17,693
Harris Interactive Inc.                      1               5,460      15,834
Healthcare Services Group Inc.               1               2,214      22,804
Heidrick & Struggles International Inc.      1               1,500      27,225
HotJobs.com Ltd.                             1               6,100      63,379
Interactive Data Corp.                                       7,842     110,886
Interstate National Dealer Services Inc.     1               3,200      15,680
Iron Mountain Inc.                           1               3,247     142,219
ITT Educational Services Inc.                1               1,708      62,974
Kelly Services Inc. "A"                                      1,746      38,220
Korn/Ferry International                     1               2,500      26,625
KPMG Consulting Inc.                         1               9,349     154,913
Kroll Inc.                                   1               4,319      65,217
Labor Ready Inc.                             1               4,970      25,397
Landauer Inc.                                                1,617      54,735
Learning Tree International Inc.             1               1,311      36,577
LendingTree Inc.                             1               4,366      25,759
Luminant Worldwide Corp.                     1               4,100         451
Mail-Well Inc.                               1               5,584      22,894
Management Network Group Inc. (The)          1               3,200      22,080
Manpower Inc.                                                4,542     153,111
MAXIMUS Inc.                                 1               2,104      88,494
McGrath Rentcorp                                               916      34,368
MedQuist Inc.                                1               2,616      76,518
Midas Inc.                                                   2,555      29,382
Modis Professional Services Inc.             1               5,602      39,998
MPW Industrial Services Group Inc.           1               1,095       2,518
National Equipment Services Inc.             1               2,779       5,558
National Research Corp.                      1               2,500      15,650
NationsRent Inc.                             1               4,184         377
Navigant Consulting Co.                      1               4,627      25,448
Neff Corp.                                   1               4,392       1,976
NetRatings Inc.                              1               2,328      36,503
Neurogen Corp.                               1               1,733      30,293
New Horizons Worldwide Inc.                  1               1,609      18,501
On Assignment Inc.                           1               1,578      36,247
Organic Inc.                                 1               5,436       1,740
PDI Inc.                                     1                 878      19,597
PFSweb Inc.                                  1               2,656       2,258
Pharmaceutical Product Development Inc.      1               3,088      99,773
Pharmacopeia Inc.                            1               1,300      18,057
Plexus Corp.                                 1               2,360      62,682
Predictive Systems Inc.                      1               2,100       4,116
Profit Recovery Group International Inc.
 (The)                                       1               3,046      24,825
ProsoftTraining.com                          1               2,672       2,619
Quanta Services Inc.                         1               3,975      61,334
Rainbow Rentals Inc.                         1               1,065       7,572
RCM Technologies Inc.                        1               3,186      14,974
Regis Corp.                                                  2,499      64,424
Rent-A-Center Inc.                           1               1,817      60,997
Rent-Way Inc.                                1               1,445       8,656
Resources Connection Inc.                    1               1,300      34,229
Rollins Inc.                                                 3,166      63,320
Roper Industries Inc.                                        2,199     108,850
Scient Inc.                                  1              10,004       4,202

Security Associates International Inc.       1               3,200       5,472
Service Corp. International                  1               9,000      44,910
Servicemaster Co.                                           18,725     258,405
Sotheby's Holdings Inc. "A"                  1               3,645      60,543
Spherion Corporation                         1               3,724      36,346
SPS Technologies Inc.                        1                 866      30,241
Staff Leasing Inc.                                           1,928       4,897
Stewart Enterprises Inc. "A"                 1               5,516      33,041
Strayer Education Inc.                                       1,102      53,689
Student Advantage Inc.                       1               3,600       4,536
Sylvan Learning Systems Inc.                 1               2,373      52,372
Teletech Holdings Inc.                       1               4,895      70,145
Trimeris Inc.                                1                 773      34,762
Tyler Technologies Inc.                      1               3,772      17,163
United Rentals Inc.                          1               4,160      94,432
United Shipping and Technology Inc.          1               1,000       3,400
Valassis Communications Inc.                 1               3,160     112,559
Viad Corp.                                                   5,147     121,881
Volt Information Sciences Inc.               1               1,067      18,246
Wackenhut Corrections Corp.                  1               1,500      20,790
Weight Watchers International Inc.           1               6,061     204,983
Westaff Inc.                                 1               1,884       4,710
Wireless Facilities Inc.                     1               2,500      16,825
World Fuel Services Corp.                                    4,155      76,036
--------------------------------------------------------------------------------
                                                                     5,643,079
--------------------------------------------------------------------------------

COMPUTER SYSTEMS--0.09%
--------------------------------------------------------------------------------
Borland Software Corp.                       1               5,168      80,931
Metasolv Inc.                                1               2,760      21,666
Tellium Inc.                                 1               6,019      37,498
--------------------------------------------------------------------------------
                                                                       140,095
--------------------------------------------------------------------------------

COMPUTERS--6.30%
--------------------------------------------------------------------------------
Accrue Software Inc.                         1               2,100       1,260
ACE*COMM Corp.                               1               4,000       4,560
Activision Inc.                              1               3,022      78,602
Advanced Digital Information Corp.           1               3,140      50,366
Advent Software Inc.                         1               2,194     109,590
Affiliated Computer Services Inc. "A"        1               3,634     385,676
Agile Software Corp.                         1               3,100      53,382
American Software Inc. "A"                   1               3,900       9,048
AppliedTheory Corp.                          1               4,200         672
Applix Inc.                                  1               1,058       1,481
Art Technology Group Inc.                    1               4,400      15,312
Ashton Technology Group Inc. (The)           1               3,000         600
Ask Jeeves Inc.                              1               3,000      10,200
Aspen Technology Inc.                        1               1,506      25,301
Auspex Systems Inc.                          1               2,748       4,946
Avici Systems Inc.                           1               2,939       8,552
BARRA Inc.                                   1               1,431      67,386
Be Free Inc.                                 1               6,400      13,568
Be Inc.                                      1               4,400         616
BindView Development Corp.                   1               4,020       8,080
Bisys Group Inc.                             1               3,682     235,611
Black Box Corp.                              1               1,271      67,210
Braun Consulting Inc.                        1               3,200      11,360
Brio Technology Inc.                         1               2,347       6,759
Brocade Communications System Inc.           1              13,600     450,432

BSQUARE Corp.                                1               1,800       7,506
CacheFlow Inc.                               1               2,920       7,826
Calico Commerce Inc.                         1               1,824         310
Carreker Corp.                               1               1,313       7,747
Catalyst International Inc.                  1               2,159       5,765
CCC Information Services Group Inc.          1               3,164      19,554
Ceridian Corp.                               1               9,500     178,125
Ciber Inc.                                   1               3,099      29,286
Ciprico Inc.                                 1               1,618       8,090
Clarent Corp.                                1               2,442      13,114
Cognizant Technology Solutions Corp.         1                 958      39,259
Commerce One Inc.                            1              12,440      44,411
Computer Network Technology Corp.            1               1,415      25,173
Concur Technologies Inc.                     1               2,236       4,125
Concurrent Computer Corp.                    1               3,566      52,955
Cotelligent Inc.                             1               2,307         600
Covansys Corporation                         1               2,955      26,447
Critical Path Inc.                           1               4,989      13,670
Crossroads Systems Inc.                      1               2,600      11,674
CyberSource Corp.                            1               2,300       4,048
Cylink Corp.                                 1               2,873       7,901
Cysive Inc.                                  1               2,500       7,025
Daleen Technologies Inc.                     1               1,700         595
Data Return Corp.                            1               2,800       4,060
Data Translation Inc.                        1               2,700       1,944
Dataram Corp.                                1               2,350      19,622
Datatec Systems Inc.                         1               3,783       3,443
Deltek Systems Inc.                          1               2,399      10,604
Dendrite International Inc.                  1               2,959      41,515
Diebold Inc.                                                 4,277     172,962
Digex Inc.                                   1               2,600       7,774
Digital River Inc.                           1               3,738      59,509
Digitas Inc.                                 1               4,795      19,276
DocuCorp International Inc.                  1                 898       5,568
Dot Hill Systems Corp.                       1               2,640       4,435
DSP Group Inc.                               1               1,292      30,052
DST Systems Inc.                             1               6,980     347,953
E.piphany Inc.                               1               5,150      44,856
Easylink Services Corp.                      1               4,663       2,285
ebix.com Inc.                                1               1,430       1,544
Echelon Corp.                                1               2,298      32,540
Eclipsys Corp.                               1               2,793      46,783
eGain Communications Corp.                   1               2,751       3,851
Elcom International Inc.                     1               4,021       5,545
Electronics For Imaging Inc.                 1               3,278      73,132
Elite Information Group Inc.                 1               2,800      34,720
eLoyalty Corp.                               1                 262       1,391
Engage Technologies Inc.                     1              11,800       5,192
Enterasys Networks Inc.                      1              11,776     104,218
Entrust Technologies Inc.                    1               4,400      44,836
Equinix Inc.                                 1               4,453      12,914
Evolving Systems Inc.                        1               5,519       4,360
Exabyte Corp.                                1               3,131       3,350
Extended Systems Inc.                        1               1,500      11,220
Extreme Networks Inc.                        1               6,900      89,010
F5 Networks Inc.                             1               2,000      43,080
FactSet Research Systems Inc.                                2,354      82,272
Fair Isaac and Co. Inc.                                      1,836     115,705

FileNET Corp.                                         1       1,873       38,003
First Virtual Communications Inc.                     1       4,601        4,923
Foundry Networks Inc.                                 1       7,300       59,495
Frontline Capital Group Inc.                          1       2,500          275
Gadzoox Networks Inc.                                 1       3,000        2,100
General Magic Inc.                                    1       4,230        1,650
Hall Kinion & Associates Inc.                         1       1,325       12,428
HNC Software Inc.                                     1       2,054       42,312
Hypercom Corp.                                        1       3,574       26,805
Hyperion Solutions Corp.                              1       1,943       38,588
iAsiaWorks Inc.                                       1       3,324          432
IDX Systems Corp.                                     1       2,485       32,330
iGate Capital Corp.                                   1       2,794       11,455
IKOS Systems Inc.                                     1       2,000       23,700
iManage Inc.                                          1       2,500       19,725
Industri Matematik International Corp.                1       2,280        2,348
Infocus Corp.                                         1       1,918       42,234
Information Architects Corp.                          1       2,444          562
Inforte Corp.                                         1       3,794       53,002
infoUSA Inc.                                          1       3,416       23,707
Inprimis Inc.                                         1       2,600           65
Integral Systems Inc.                                 1       1,262       24,293
InterCept Group Inc. (The)                            1       1,200       49,080
Intergraph Corp.                                      1       3,688       50,673
Interliant Inc.                                       1       4,100        1,435
Internap Network Services Corp.                       1      10,300       11,948
Internet Security Systems Inc.                        1       2,624       84,125
Intertrust Technologies Corp.                         1       6,000        7,380
Interwoven Inc.                                       1       6,200       60,388
Intraware Inc.                                        1       2,300        4,025
Intrusion.com Inc.                                    1       2,128        3,660
ION Networks Inc.                                     1         800          584
ITXC Corp.                                            1       3,600       25,884
Jack Henry & Associates Inc.                                  6,112      133,486
Juniper Networks Inc.                                 1      19,200      363,840
Jupiter Media Metrix Inc.                             1       7,751       12,789
Keynote Systems Inc.                                  1       2,800       26,180
Kronos Inc.                                           1       1,282       62,023
Larscom Inc. "A"                                      1       2,700        2,916
Level 8 Systems Inc.                                  1       2,797        7,664
Lexar Media Inc.                                      1       4,300       11,352
Liberate Technologies Inc.                            1       6,400       73,472
LookSmart Ltd.                                        1       5,000        7,000
Manhattan Associates Inc.                             1       1,561       45,503
MapInfo Corp.                                         1         922       14,466
Marimba Inc.                                          1       2,100        7,098
Maxtor Corp.                                          1      14,233       90,237
McDATA Corp. "A"                                      1       6,934      169,883
Media 100 Inc.                                        1       1,360        2,026
Mentor Graphics Corp.                                 1       3,740       88,152
Micros Systems Inc.                                   1       1,421       35,667
Micros-To-Mainframes Inc.                             1       1,000        1,430
Microstrategy Inc.                                    1       2,160        8,316
Mitek Systems Inc.                                    1       3,300        4,785
Mobius Management Systems Inc.                        1       1,756        5,268
MTI Technology Corp.                                  1       3,350        6,030
MTS Systems Corp.                                             4,285       43,321
Multex.com Inc.                                       1       1,714        7,713

National Information Consortium Inc.                  1       4,900       15,582
National Instruments Corp.                            1       3,309      123,955
Navidec Inc.                                          1       4,300        1,720
NaviSite Inc.                                         1       4,300        1,548
Net Perceptions Inc.                                  1       3,000        5,100
Netegrity Inc.                                        1       2,180       42,205
NetScout Systems Inc.                                 1       2,500       19,775
Netsmart Technologies Inc.                            1       2,200        6,446
Novadigm Inc.                                         1       1,945       18,458
Nuance Communications Inc.                            1       2,329       21,194
NYFIX Inc.                                            1       1,983       39,700
Odetics Inc. "A"                                      1       1,335        1,856
On2.com Inc.                                          1       2,100          714
OneSource Information Services Inc.                   1       2,900       27,260
ONI Systems Inc.                                      1       8,000       50,160
Ontrack Data Intenational Inc.                        1       2,800       19,012
ONYX Software Corp.                                   1       2,900       11,310
Overture Services Inc.                                1       3,900      138,177
Packeteer Inc.                                        1       3,800       28,006
Pegasus Solutions Inc.                                1       2,005       28,471
Performance Technologies Inc.                         1       1,587       21,139
Perot Systems Corp. "A"                               1       6,811      139,081
Phoenix Technologies Ltd.                             1       1,569       18,263
Portal Software Inc.                                  1      11,200       23,296
PRI Automation Inc.                                   1       1,792       36,646
Primus Knowledge Solutions Inc.                       1       2,500        2,100
ProBusiness Services Inc.                             1       1,516       28,501
Progress Software Corp.                               1       1,928       33,316
QAD Inc.                                              1       2,989        8,698
Quantum DLT & Storage Group                           1       9,760       96,136
Quest Software Inc.                                   1       5,800      128,238
Radiant Systems Inc.                                  1       2,038       23,437
Radview Software Ltd.                                 1       2,092        1,046
Rainbow Technologies Inc.                             1       2,864       21,194
RAVISENT Technologies Inc.                            1       1,500        5,250
Read-Rite Corp.                                       1       7,300       48,253
Red Hat Inc.                                          1      10,000       71,000
Redback Networks Inc.                                 1       9,200       36,340
Retek Inc.                                            1       2,755       82,292
Riverstone Networks Inc.                              1       7,510      124,666
RSA Security Inc.                                     1       3,093       54,004
RWD Technologies Inc.                                 1       1,550        4,014
Safeguard Scientifics Inc.                            1       7,939       27,786
Sagent Technology Inc.                                1       2,400        2,280
Sanchez Computer Associates Inc.                      1       2,362       20,195
SanDisk Corp.                                         1       3,778       54,403
Scientific Learning Corp.                             1       3,800        6,650
SCM Microsystems Inc.                                 1       2,988       43,744
ScreamingMedia Inc.                                   1       3,770        8,294
Secure Computing Corp.                                1       2,230       45,826
SEEC Inc.                                             1       2,300        3,220
SEI Investment Co.                                            6,888      310,718
Silicon Storage Technology Inc.                       1       5,987       57,715
SilverStream Software Inc.                            1       1,700       11,577
SmartDisk Corp.                                       1       1,900        2,185
SmartServ Online Inc.                                 1       7,000       48,930
Socket Communications Inc.                            1       2,600        4,368
Sonic Foundry Inc.                                    1       2,400        6,003

SONICblue Inc.                                        1       5,029       20,317
SonicWALL Inc.                                        1       4,200       81,648
SPEEDUS.COM Inc.                                      1       3,600        3,204
SportsLine.com Inc.                                   1       3,955       11,549
SPSS Inc.                                             1       1,333       23,661
SS&C Technologies Inc.                                1       4,739       33,410
StarBase Corp.                                        1       3,706        2,520
StarMedia Network Inc.                                1       5,100        1,938
Storage Technology Corp.                              1       6,566      135,719
StorageNetworks Inc.                                  1       2,316       14,313
Stratasys Inc.                                        1       2,400       15,864
Stratos Lightwave Inc.                                1       7,009       43,105
SunGard Data Systems Inc.                             1      16,808      486,255
Sykes Enterprises Inc.                                1       2,159       20,165
Synopsys Inc.                                         1       3,788      223,757
Syntel Inc.                                           1       3,108       40,186
T/R Systems Inc.                                      1       3,632       11,365
Take-Two Interactive Software Inc.                    1       2,620       42,365
Tanning Technology Corp.                              1       1,800        5,780
Technology Solutions Co.                              1       3,925        8,713
Teknowledge Corp.                                     1         700        2,625
TenFold Corp.                                         1       2,000        1,320
THQ Inc.                                              1       2,107      102,126
3Com Corp.                                            1      22,888      146,025
3D Systems Corp.                                      1       2,317       33,017
Tidel Technologies Inc.                               1       1,200          816
Tier Technologies Inc. "B"                            1       1,884       40,619
TransAct Technologies Inc.                            1       3,700       20,350
Tricord Systems Inc.                                  1       2,200        2,640
Tumbleweed Communications Corp.                       1       2,204       13,092
Turnstone Systems Inc.                                1       7,062       28,036
Ultimate Software Group Inc.                          1       2,485        9,667
USDATA Corp.                                          1         660          924
VeriSign Inc.                                         1      13,720      521,909
Verity Inc.                                           1       2,268       45,927
Versant Corp.                                         1       3,800       15,428
Verso Technologies Inc.                               1       2,283        2,968
Vertel Corp.                                          1       2,100        1,407
Vialink Co. (The)                                     1       2,188          416
Viant Corp.                                           1       3,000        5,010
Vitria Technology Inc.                                1       9,200       58,788
Walker Interactive Systems                            1       1,028          833
WatchGuard Technologies Inc.                          1       2,200       14,322
Wave Systems Corp. "A"                                1       3,069        6,875
Webb Interactive Services                             1       1,672        1,187
Western Digital Corp.                                 1      10,771       67,534
Xanser Corp.                                          1       2,200        4,422
Xybernaut Corp.                                       1       5,065       12,055
Zamba Corp.                                           1       2,800        1,680
--------------------------------------------------------------------------------
                                                                      10,266,833
--------------------------------------------------------------------------------

COSMETICS / PERSONAL CARE--0.14%
--------------------------------------------------------------------------------
Estee Lauder Companies Inc. "A"                               7,178      230,127
--------------------------------------------------------------------------------
                                                                         230,127
--------------------------------------------------------------------------------

DISTRIBUTION / WHOLESALE--0.56%
--------------------------------------------------------------------------------
Advanced Marketing Services Inc.                              1,449       26,444
Aviation Sales Co.                                    1       2,158          518

Bell Microproducts Inc.                               1       2,292       28,925
Brightpoint Inc.                                      1       5,443       17,091
CellStar Corp.                                        1       2,938        2,468
Daisytek International Corp.                          1       2,166       28,526
Fastenal Co.                                                  2,297      152,590
First Aviation Services Inc.                          1       2,400       10,224
Handleman Co.                                         1       3,314       49,213
Hughes Supply Inc.                                            1,672       51,615
Ingram Micro Inc. "A"                                 1       3,564       61,728
Keystone Automotive Industries Inc.                   1       3,486       59,018
NuCo2 Inc.                                            1       2,522       30,314
Owens & Minor Inc.                                            2,557       47,304
Questron Technology Inc.                              1       3,200        1,376
SCP Pool Corp.                                        1       2,165       59,429
Tech Data Corp.                                       1       3,274      141,699
United Stationers Inc.                                1       2,246       75,578
Watsco Inc.                                                   3,306       46,945
WESCO International Inc.                              1       3,100       15,345
--------------------------------------------------------------------------------
                                                                         906,350
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES--3.18%
--------------------------------------------------------------------------------
Advanta Corp. "A"                                             2,893       28,756
Affiliated Managers Group Inc.                        1       1,684      118,688
Alleghany Corp.                                       1         334       64,278
Allied Capital Corp.                                          5,239      136,214
American Capital Strategies Ltd.                              1,507       42,723
AmeriCredit Corp.                                     1       5,003      157,845
Ameritrade Holding Corp. "A"                          1      11,359       67,245
Ampal-American Israel Corp. "A"                       1       2,783       15,863
BlackRock Inc.                                        1       1,300       54,210
Capitol Federal Financial                                     4,700       97,948
CompuCredit Corp.                                     1       2,500       29,400
Digital Insight Corp.                                 1       2,589       57,890
Doral Financial Corp.                                         2,908       90,759
DVI Inc.                                              1       1,919       33,007
E*trade Group Inc.                                    1      20,008      205,082
Eaton Vance Corp.                                             4,316      153,434
Edwards (A.G.) Inc.                                           4,412      194,878
E-LOAN Inc.                                           1       4,300        7,912
Equitex Inc.                                          1       6,339       22,947
Factual Data Corp.                                    1         900        7,650
Federated Investors Inc. "B"                                  6,990      222,841
Financial Federal Corp.                               1       1,665       52,031
Finova Group Inc.                                     1       5,393        3,290
Forrester Research Inc.                               1       1,166       23,483
Friedman Billings Ramsey Group Inc. "A"               1       2,455       12,741
Gabelli Asset Management Inc. "A"                     1         800       34,560
Goldman Sachs Group Inc. (The)                               11,574    1,073,488
Greg Manning Auctions Inc.                            1       1,400        2,520
HPSC Inc.                                             1       2,200       14,322
Instinet Group Inc.                                   1       2,582       25,949
Investment Technology Group Inc.                      1       3,231      126,235
Jeffries Group Inc.                                           1,440       60,926
John Nuveen Co. "A"                                           3,553      190,014
Kent Financial Services Inc.                          1       1,000        4,650
Kirlin Holding Corp.                                  1       4,000        4,160
Knight Trading Group Inc.                             1       7,490       82,540
Labranche & Co. Inc.                                  1       3,700      127,502

Legg Mason Inc.                                               3,797      189,774
M.H. Meyerson & Co. Inc.                              1       3,900        2,574
Matrix Bancorp Inc.                                   1       1,947       20,443
Memberworks Inc.                                      1         898       12,581
Metris Companies Inc.                                         3,983      102,403
National Processing Inc.                              1       4,265      138,612
NCO Group Inc.                                        1       1,960       44,884
Neuberger Berman Inc.                                         4,500      197,550
New Century Equity Holdings Corp.                     1       3,028        1,514
NextCard Inc.                                         1       3,900        2,028
Online Resources & Communications Corp.               1       1,400        3,220
Phoenix Companies Inc.                                1       6,993      129,370
Raymond James Financial Inc.                                  2,566       91,144
Resource America Inc. "A"                                     2,574       24,041
Resource Bancshares Mortgage Group Inc.                       4,853       55,615
S1 Corp.                                              1       3,903       63,151
Siebert Financial Corp.                               1       2,939       12,197
SoftNet Systems Inc.                                  1       3,518        6,508
SoundView Technology Group Inc.                       1       4,800       11,184
Startek Inc.                                          1       1,989       37,692
Stockwalk.com Group Inc.                              1         921          120
Student Loan Corp.                                            1,094       88,176
Swiss Group Inc.                                              1,601       40,745
Wackenhut Corp. "A"                                   1       1,867       46,302
Waddell & Reed Financial Inc. "A"                             4,855      156,331
WFS Financial Inc.                                    1       2,248       53,974
--------------------------------------------------------------------------------
                                                                       5,180,114
--------------------------------------------------------------------------------

ELECTRIC--2.21%
--------------------------------------------------------------------------------
ALLETE                                                        4,226      106,495
Alliant Energy Corp.                                          4,551      138,168
Avista Corp.                                                  3,199       42,419
Black Hills Corp.                                             1,765       59,728
CH Energy Group Inc.                                          1,356       58,945
Cleco Corp.                                                   3,212       70,568
Conectiv Inc.                                                 5,404      132,344
Covanta Energy Corporation                            1       3,297       14,902
DPL Inc.                                                      8,404      202,368
DQE Inc.                                                      2,478       46,909
El Paso Electric Co.                                  1       3,496       50,692
Empire District Electric Co. (The)                            1,961       41,181
Energy East Corp.                                             8,042      152,718
Great Plains Energy Inc.                                      2,969       74,819
Green Mountain Power Corp.                                    2,136       39,836
Hawaiian Electric Industries Inc.                             1,234       49,706
IDACorp Inc.                                                  1,982       80,469
Madison Gas & Electric Co.                                    5,619      148,623
MDU Resources Group Inc.                                      4,272      120,257
Montana Power Co.                                     1       6,924       39,813
NewPower Holdings Inc.                                1       8,155        6,035
Northeast Utilities                                          10,402      183,387
NorthWestern Corp.                                            1,628       34,269
NSTAR                                                         2,922      131,052
OGE Energy Corp.                                              3,813       88,004
Orion Power Holdings Inc.                             1       6,596      172,156
Otter Tail Power Co.                                          1,960       57,114
Plug Power Inc.                                       1       2,600       22,724
Potomac Electric Power Co.                                    7,803      176,114

Public Service Company of New Mexico                          2,469       69,009
Puget Energy Inc.                                             6,183      135,346
RGS Energy Group Inc.                                         1,897       71,327
SCANA Corp.                                                   6,092      169,540
Sierra Pacific Resources Corp.                                5,187       78,064
UIL Holdings Corporation                                        441       22,623
UniSource Energy Corp.                                        3,142       57,153
Utilicorp United Inc.                                         6,435      161,969
Western Resources Inc.                                        4,046       69,591
Wisconsin Energy Corp.                                        7,457      168,230
WPS Resources Corp.                                           1,687       61,660
--------------------------------------------------------------------------------
                                                                       3,606,327
--------------------------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT--0.25%
--------------------------------------------------------------------------------
Active Power Inc.                                     1       2,186       14,865
Advanced Energy Industries Inc.                       1       1,793       47,766
Capstone Turbine Corp.                                1       4,900       26,509
Energizer Holdings Inc.                               1       6,061      115,462
Hubbell Inc. "B"                                              2,742       80,560
ISCO International Inc.                               1       4,000        3,200
Medis Technologies Ltd.                               1       1,500       11,025
Proton Energy Systems Inc.                            1       2,100       17,325
Superconductor Technologies Inc.                      1       3,200       20,800
UCAR International Inc.                               1       2,812       30,088
Wilson Greatbatch Technologies Inc.                   1       1,300       46,930
--------------------------------------------------------------------------------
                                                                         414,530
--------------------------------------------------------------------------------

ELECTRONICS--3.19%
--------------------------------------------------------------------------------
Act Manufacturing Inc.                                1       1,734          607
Actel Corp.                                           1       2,137       42,548
ADE Corp.                                             1       1,586       15,860
Aeroflex Inc.                                         1       3,466       65,611
Alpha Industries Inc.                                 1       2,714       59,165
Alpha Technologies Group Inc.                         1       2,496        9,984
Alpine Group (The) Inc.                               1       1,396        2,373
American Superconductor Corp.                         1       1,366       16,747
AMETEK Inc.                                                   2,034       64,864
Amphenol Corp. "A"                                    1       2,498      120,029
Analogic Corp.                                                  966       37,201
Andrea Electronics Corp.                              1       2,596        2,207
APW Ltd.                                              1       2,228        3,698
Arrow Electronics Inc.                                1       4,978      148,842
Artesyn Technologies Inc.                             1       2,290       21,320
Astropower Inc.                                       1       1,600       64,688
ATMI Inc.                                             1       1,590       37,922
Ault Inc.                                             1       2,400        9,840
Avnet Inc.                                                    6,624      168,713
AVX Corp.                                                    11,542      272,276
Barnes Group Inc.                                             1,790       42,942
Bel Fuse Inc. "A"                                     1       1,091       26,129
Belden Inc.                                                   1,088       25,622
Benchmark Electronics Inc.                            1       1,419       26,904
Blonder Tongue Laboratories Inc.                      1       4,570       16,863
Brady Corp. "A"                                               1,207       44,176
C&D Technologies Inc.                                         1,414       32,310
Cable Design Technologies Corp.                       1       2,643       36,156
California Amplifier Inc.                             1       1,100        6,787

Caliper Technologies Corp.                            1       1,734       27,068
Catalyst Semiconductor Inc.                           1       3,300        9,240
Checkpoint Systems Inc.                               1       2,497       33,460
Chromatics Color Sciences                             1       6,668          100
Clare Inc.                                            1       3,500        8,260
Coherent Inc.                                         1       2,160       66,787
Concord Camera Corp.                                  1       6,302       49,912
CTS Corp.                                                     1,216       19,334
Cubic Corp.                                                   1,328       68,206
Cymer Inc.                                            1       2,013       53,807
Daktronics Inc.                                       1       3,600       30,420
DDi Corp.                                             1       2,360       23,222
Dionex Corp.                                          1         893       22,780
DuPont Photomasks Inc.                                1       1,284       55,790
EDO Corp.                                                     2,396       63,374
Electric Fuel Corp.                                   1       2,539        4,215
Electro Scientific Industries Inc.                    1         818       24,548
Energy Conversion Devices Inc.                        1       1,563       29,650
ESS Technology Inc.                                   1       3,518       74,793
Evans & Sutherland Computer Corp.                     1       3,765       24,962
Exar Corp.                                            1       2,028       42,284
Excel Technology Inc.                                 1       1,006       17,504
Fairchild Semiconductor Corp. "A"                     1       6,300      177,660
FEI Co.                                               1       1,869       58,892
Fisher Scientific International Inc.                  1       2,691       78,577
Frequency Electronics Inc.                                    1,643       23,002
FSI International Inc.                                1       2,428       22,386
FuelCell Energy Inc.                                  1       2,000       36,280
General Cable Corp.                                           2,647       34,676
Gentex Corp.                                          1       4,318      115,420
Genus Inc.                                            1       1,400        3,402
HEI Inc.                                              1       2,100       14,910
Helix Technology Corp.                                        1,597       36,012
HI/FN Inc.                                            1       1,039       15,034
Hutchinson Technology Inc.                            1       2,299       53,383
Ibis Technology Corp.                                 1         705       10,483
IFR Systems Inc.                                      1       1,900        2,375
ImageX.com Inc.                                       1       2,100        1,533
Innovex Inc.                                          1       3,844       12,993
Interlink Electronics Inc.                            1       3,850       16,671
inTEST Corp.                                          1       1,900        9,690
Invision Technologies Inc.                            1       1,939       57,763
JMAR Technologies Inc.                                1       2,400        7,176
JNI Corp.                                             1       3,600       29,916
JPM Company (The)                                     1       3,660          275
KEMET Corp.                                           1       5,608       99,542
Lifeline Systems Inc.                                 1       1,214       29,051
Littelfuse Inc.                                       1       1,208       31,698
Lowrance Electronics Inc.                             1       2,700        6,750
Mackie Designs Inc.                                   1       2,661       10,777
Mattson Technology Inc.                               1       1,653       14,563
Maxwell Technologies Inc.                             1       1,412       13,838
Meade Instruments Corp.                               1       3,280       11,742
Mechanical Technology Inc.                            1       1,914        5,244
MedicaLogic/Medscape Inc.                             1       5,227        1,464
Mercury Computer Systems Inc.                         1       1,444       56,475
Mesa Laboratories Inc.                                1       2,400       14,424
Methode Electronics Inc. "A"                                  2,190       17,520

Micrel Inc.                                           1       5,568      146,049
Micro Linear Corp.                                    1         810        2,268
Microsemi Corp.                                       1       2,034       60,410
MIPS Technologies Inc. "A"                            1       2,467       21,315
MKS Instruments Inc.                                  1       2,385       64,467
Molecular Devices Corp.                               1       1,818       37,942
NETsilicon Inc.                                       1       1,600        6,160
Nu Horizons Electronics Corp.                         1       2,415       24,826
Oak Technology Inc.                                   1       4,600       63,250
OPTi Inc.                                             1       2,083        6,311
OSI Systems Inc.                                      1       1,734       31,628
OYO Geospace Corp.                                    1       1,100       13,134
PCD Inc.                                              1       3,210        5,585
Photon Dynamics Inc.                                  1       1,200       54,780
Photronics Inc.                                       1       2,147       67,308
Pioneer-Standard Electronics Inc.                             2,671       33,922
PLX Technology Inc.                                   1       2,100       26,481
Power Integrations Inc.                               1       1,812       41,386
QuickLogic Corp.                                      1       2,100       10,500
Ramtron International Corp.                           1       3,840       17,242
Rayovac Corp.                                         1       2,929       51,550
Recoton Corp.                                         1       1,631       22,182
REMEC Inc.                                            1       3,501       34,975
Reptron Electronics Inc.                              1       3,600       11,228
Research Frontiers Inc.                               1       1,504       25,207
Robotic Vision Systems Inc.                           1       2,513        2,815
Rogers Corp.                                          1         962       29,149
Rudolph Technologies Inc.                             1       1,017       34,903
SBS Technologies Inc.                                 1       1,230       17,921
Semtech Corp.                                         1       4,436      158,321
Sensar Corp.                                          1       2,000          900
Sheldahl Inc.                                         1       2,484        1,292
Silicon Image Inc.                                    1       5,000       18,800
Siliconix Inc.                                        1       1,401       38,415
SIPEX Corp.                                           1       2,060       26,471
SLI Inc.                                                      2,799        7,305
Spectrum Control Inc.                                 1       2,390       12,548
Spire Corp.                                           1       5,000       15,950
Tech/Ops Sevcon Inc.                                          1,439       10,433
Technitrol Inc.                                               1,846       50,987
Therma-Wave Inc.                                      1       1,515       22,604
Three-Five Systems Inc.                               1       1,445       22,990
Trimble Navigation Ltd.                               1       1,915       31,042
Triumph Group Inc.                                    1         515       16,738
Tvia Inc.                                             1       2,220        3,885
Ultrak Inc.                                           1         542          791
Universal Display Corp.                               1       2,700       24,570
Universal Electronics Inc.                            1       1,278       21,994
Valence Technology Inc.                               1       3,746       12,624
Varian Inc.                                           1       1,930       62,609
Viasystems Group Inc.                                 1       9,029        5,688
Vicor Corp.                                           1       2,475       40,095
Vishay Intertechnology Inc.                           1       9,064      176,748
Watts Industries Inc. "A"                                     2,401       36,015
Woodhead Industries Inc.                                      1,806       28,679
X-Rite Inc.                                                   3,781       32,176
Zoran Corp.                                           1       1,072       34,990
Zygo Corp.                                            1         911       14,485

--------------------------------------------------------------------------------
                                                                       5,198,736
--------------------------------------------------------------------------------

ENERGY & RELATED--0.03%
--------------------------------------------------------------------------------
H Power Corp.                                         1       3,940       12,293
Millennium Cell Inc.                                  1       3,400       17,748
Syntroleum Corp.                                      1       2,492       17,693
--------------------------------------------------------------------------------
                                                                          47,734
--------------------------------------------------------------------------------

ENGINEERING & CONSTRUCTION--0.10%
--------------------------------------------------------------------------------
Granite Construction Inc.                                     2,254       54,276
Jacobs Engineering Group Inc.                         1       1,543      101,838
UNIFAB International Inc.                             1       3,300        2,145
--------------------------------------------------------------------------------
                                                                         158,259
--------------------------------------------------------------------------------

ENTERTAINMENT--1.07%
--------------------------------------------------------------------------------
AMC Entertainment Inc.                                1       3,050       36,600
Ameristar Casinos Inc.                                1       5,300      132,765
Argosy Gaming Co.                                     1       1,703       55,382
barnesandnoble.com Inc.                               1       2,900        4,466
Championship Auto Racing Teams Inc.                   1       1,178       18,954
Churchill Downs Inc.                                          1,277       47,211
Dover Downs Entertainment Inc.                                3,290       50,337
Expedia Inc. "A"                                      1       3,600      146,196
Gaylord Entertainment Co. "A"                         1       1,267       31,168
GTECH Holdings Corp.                                  1       1,846       83,605
Hollywood Casino Corp. "A"                            1       4,100       43,050
Hollywood Entertainment Corp.                         1       3,393       48,486
Image Entertainment Inc.                              1         599        1,438
International Speedway Corp. "A"                              3,538      138,336
Isle of Capris Casinos Inc.                           1       1,700       22,746
Macrovision Corp.                                     1       3,060      107,773
Metro-Goldwyn-Mayer Inc.                              1      13,240      289,956
Penn National Gaming Inc.                             1       2,343       71,087
Pinnacle Entertainment Inc.                           1       1,651        9,956
Six Flags Inc.                                        1       5,174       79,576
Speedway Motorsports Inc.                             1       2,656       67,144
Steinway Musical Instruments Inc.                     1       1,325       22,008
Ticketmaster Online-CitySearch Inc. "B"               1       4,713       77,246
Trendwest Resorts Inc.                                1       2,625       66,465
Vail Resorts Inc.                                     1       2,910       51,594
World Wrestling Federation Entertainment Inc.         1       1,900       24,985
Zomax Inc.                                            1       2,356       18,824
--------------------------------------------------------------------------------
                                                                       1,747,354
--------------------------------------------------------------------------------

ENVIRONMENTAL CONTROL--0.37%
--------------------------------------------------------------------------------
Catalytica Energy Systems Inc.                        1       1,705        7,792
Duratek Inc.                                          1       2,430       10,862
IMCO Recycling Inc.                                   1       5,713       40,848
Ionics Inc.                                           1         920       27,628
IT Group Inc.                                         1       2,512          955
Layne Christensen Co.                                 1       6,420       51,360
Mine Safety Appliances Co.                                      963       38,664
MPM Technologies Inc.                                 1       1,900        5,510
Republic Services Inc. "A"                            1      11,167      223,005
Stericycle Inc.                                       1       1,400       85,232
Tetra Tech Inc.                                       1       2,746       54,673
U S Liquids Inc.                                      1       5,654       32,115
Waste Holdings Inc.                                   1       2,593       16,336

--------------------------------------------------------------------------------
                                                                         594,980
--------------------------------------------------------------------------------

FOOD--2.27%
--------------------------------------------------------------------------------
American Italian Pasta Co. "A"                        1       1,309       55,017
Andersons Inc.                                                2,101       21,010
Applebee's International Inc.                                 2,614       89,399
Arden Group Inc. "A"                                  1         520       31,200
Bridgeford Food Corp.                                         1,119       13,428
CEC Entertainment Inc.                                1       1,809       78,493
Chart House Enterprises Inc.                          1         526          473
Cheesecake Factory (The)                              1       2,974      103,406
Corn Products International Inc.                              2,003       70,606
Dean Foods Co.                                        1       2,506      170,909
Del Monte Foods Co.                                   1       3,796       32,304
Dole Food Co.                                                 2,850       76,466
Dreyer's Grand Ice Cream Inc.                                 2,121       81,680
Fleming Companies Inc.                                        2,911       53,854
Flowers Foods Inc.                                    1       1,153       46,028
Fresh Brands Inc.                                             3,742       77,123
Fresh Del Monte Produce Inc.                          1       2,629       39,566
Gardenburger Inc.                                     1       3,019          815
Green Mountain Coffee Inc.                            1       1,000       27,390
Hain Celestial Group Inc.                             1       2,289       62,856
Hormel Foods Corp.                                            8,986      241,454
IHOP Corp.                                            1       1,282       37,563
Interstate Bakeries Corp.                                     2,520       60,934
Jack in the Box Inc.                                  1       1,951       53,731
Kraft Foods Inc.                                             17,181      584,669
Lance Inc.                                                    2,741       39,169
M&F Worldwide Corp.                                   1       1,561        6,712
McCormick & Co. Inc.                                          4,152      174,259
P.F. Chang's China Bistro Inc.                        1         753       35,617
Papa John's International Inc.                        1       1,521       41,797
Pathmark Stores Inc.                                  1       1,900       46,854
Performance Food Group Co.                            1       2,324       81,735
Ralcorp Holdings Inc.                                 1       2,028       46,036
Rare Hospitality International Inc.                   1       1,567       35,320
Ruddick Corp.                                                 2,487       39,767
Schlotzsky's Inc.                                     1         972        6,153
Seaboard Corp.                                                  166       50,796
Sensient Technologies Corp.                                   2,590       53,898
Smithfield Foods Inc.                                 1       6,558      144,538
Sonic Corp.                                           1       1,826       65,736
Tejon Ranch Co.                                       1       1,368       32,709
Tootsie Roll Industries Inc.                                  3,343      130,644
Tyson Foods Inc. "A"                                         22,989      265,523
United Heritage Corp.                                 1       6,360        6,996
United Natural Foods Inc.                             1       1,913       47,825
Weis Markets Inc.                                             3,068       85,781
Whole Foods Market Inc.                               1       3,158      137,562
Wild Oats Markets Inc.                                1       1,876       18,629
--------------------------------------------------------------------------------
                                                                       3,704,430
--------------------------------------------------------------------------------

FOREST PRODUCTS & PAPER--0.40%
--------------------------------------------------------------------------------
American Woodmark Corp.                                         800       43,000
Bowater Inc.                                                  3,115      148,586
Buckeye Technologies Inc.                             1       1,702       19,573
Caraustar Industries Inc.                                     3,220       22,315

Chesapeake Corp.                                              1,159       32,232
Fibermark Inc.                                        1       1,686        9,644
Glatfelter (P.H.) Co.                                         3,481       54,234
Plum Creek Timber Co. Inc.                                    8,937      253,364
Pope & Talbot Inc.                                            1,397       19,907
Wausau-Mosinee Paper Corp.                                    3,433       41,539
--------------------------------------------------------------------------------
                                                                         644,394
--------------------------------------------------------------------------------

GAS--0.19%
--------------------------------------------------------------------------------
AGL Resources Inc.                                            2,957       68,070
NUI Corp.                                                     1,366       32,374
ONEOK Inc.                                                    3,720       66,365
Vectren Corporation                                           3,387       81,220
WGL Holdings Inc.                                             2,044       59,419
--------------------------------------------------------------------------------
                                                                         307,448
--------------------------------------------------------------------------------

HAND / MACHINE TOOLS--0.34%
--------------------------------------------------------------------------------
Axsys Technologies Inc.                               1       1,179       11,790
Baldor Electric Co.                                           1,856       38,790
Franklin Electric Co. Inc.                                      450       36,900
Kennametal Inc.                                               1,536       61,855
Powell Industries Inc.                                1       2,091       39,248
Regal-Beloit Corp.                                            1,935       42,183
SPX Corp.                                             1       2,376      325,274
--------------------------------------------------------------------------------
                                                                         556,040
--------------------------------------------------------------------------------

HEALTH CARE--5.15%
--------------------------------------------------------------------------------
ABIOMED Inc.                                          1       1,772       28,033
Accredo Health Inc.                                   1       1,625       64,513
Advanced Tissue Sciences Inc.                         1       3,800       16,568
Albany Molecular Research Inc.                        1       2,100       55,629
Alliance Imaging Inc.                                 1       1,823       22,241
Alliance Pharmaceutical Corp.                         1         640        2,176
American Medical Systems Holdings Inc.                1       3,000       62,070
AmeriPath Inc.                                        1       1,673       53,553
Anthem Inc.                                           1       5,988      296,406
Apogent Technologies Inc.                             1       6,318      163,004
Apria Healthcare Group Inc.                           1       3,016       75,370
Aradigm Corp.                                         1       2,248       15,961
Arrow International Inc.                                      1,139       45,492
Arthocare Corp.                                       1       1,560       27,971
AVAX Technologies Inc.                                1       2,900        1,711
Avigen Inc.                                           1       1,500       17,265
Beckman Coulter Inc.                                          3,558      157,619
Bei Technologies Inc.                                           900       15,696
BioMarin Pharmaceutical Inc.                          1       4,800       64,512
Bio-Rad Laboratories Inc. "A"                         1       1,058       66,971
Bioreliance Corp.                                     1       2,049       58,458
Biosite Diagnostics Inc.                              1         977       17,947
BriteSmile Inc.                                       1       6,500       32,500
Bruker Daltonics Inc.                                 1       3,335       54,527
CardioDynamics International Corp.                    1       2,800       18,508
CardioGenesis Corp.                                   1       2,404        2,813
Cerner Corp.                                          1       2,467      123,177
Cerus Corp.                                           1       1,347       61,625
ChromaVision Medical Systems Inc.                     1       3,736       16,775
Closure Medical Corp.                                 1       1,294       30,228
Colorado Medtech Inc.                                 1       1,974        5,822

Community Health Systems Inc.                         1       5,400      137,700
Computer Motion Inc.                                  1       1,959        7,738
Conmed Corp.                                          1       2,515       50,199
Cooper Companies Inc.                                         1,367       68,323
Covance Inc.                                          1       3,805       86,374
Coventry Health Care Inc.                             1       3,732       74,453
Cyber-Care Inc.                                       1       5,200        4,992
Cyberonics Inc.                                       1       1,143       30,324
Cygnus Inc.                                           1       2,359       12,385
Cytyc Corp.                                           1       7,458      194,654
Datascope Corp.                                                 978       33,174
DaVita Inc.                                           1       5,721      139,878
Diagnostic Products Corp.                                     1,634       71,814
Diametrics Medical Inc.                               1       3,462       19,595
Dynacq International Inc.                             1       2,800       62,356
Edwards Lifesciences Corp.                            1       3,700      102,231
Enzo Biochem Inc.                                     1       1,793       42,136
Enzon Inc.                                            1       2,484      139,800
Epimmune Inc.                                         1       2,000        6,000
Express Scripts Inc. "A"                              1       4,908      229,498
Haemonetics Corp.                                     1       1,692       57,393
Health Net Inc.                                       1       7,267      158,275
Healthtronics Inc.                                    1       2,400       21,600
Hillenbrand Industries Inc.                                   3,595      198,696
Hologic Inc.                                          1       2,693       25,018
Hooper Holmes Inc.                                            3,918       35,066
IDEXX Laboratories Inc.                               1       1,329       37,890
IGEN International Inc.                               1       1,785       71,579
I-many Inc.                                           1       1,903       18,364
Impath Inc.                                           1       1,124       50,029
INAMED Corp.                                          1       1,100       33,077
Intermagnetics General Corp.                          1       1,020       26,418
Interpore International                               1       2,927       24,353
Invacare Corp.                                                1,337       45,070
Isolyser Co. Inc.                                     1       2,500        6,375
I-Stat Corp.                                          1       1,362       10,746
Kensey Nash Corp.                                     1       1,733       31,194
Laboratory Corp. of America Holdings                  1       4,280      346,038
Lasersight Inc.                                       1       1,588          985
LifeCell Corp.                                        1         600        1,362
LifePoint Hospitals Inc.                              1       2,300       78,292
Lincare Holdings Inc.                                 1       6,608      189,319
Luminex Corp.                                         1       2,140       36,294
Magellan Health Services Inc.                         1       2,200       13,970
Matria Healthcare Inc.                                1       1,160       40,171
Med-Design Corp. (The)                                1       2,100       41,370
Medwave Inc.                                          1       1,841        3,866
Mentor Corp.                                                  1,484       42,383
Meridian Bioscience Inc.                                      4,830       29,090
Merit Medical Systems Inc.                            1       2,500       46,700
Micro Therapeutics Inc.                               1       3,300       20,757
Mid Atlantic Medical Services Inc.                    1       3,220       73,094
Novamed Eyecare Inc.                                  1       2,500        2,950
Novavax Inc.                                          1       3,100       43,710
Novoste Corp.                                         1       1,694       14,806
Oakley Inc.                                           1       4,562       74,178
Ocular Sciences Inc.                                  1       2,303       53,660
OraSure Technologies Inc.                             1       2,701       32,817

Ortec Inernational Inc.                               1       3,263       18,925
Orthodontic Centers of America Inc.                   1       3,298      100,589
Orthologic Corp.                                      1       3,033       14,831
Osteotech Inc.                                        1       2,997       16,633
Oxford Health Plans Inc.                              1       5,596      168,663
PacifiCare Health Systems Inc. "A"                    1       1,336       21,376
Palatin Technologies Inc.                             1       1,800        7,560
Pediatrix Medical Group Inc.                          1       1,483       50,303
PharmaNetics Inc.                                     1       2,400       17,400
Polymedica Industries Corp.                           1         800       13,280
Possis Medical Inc.                                   1       2,556       44,526
Prime Medical Service Inc.                            1       2,659       12,870
Province Healthcare Co.                               1       2,368       73,076
PSS World Medical Inc.                                1       7,148       58,328
Psychemedics Corp.                                            2,416        9,906
Quest Diagnostics Inc.                                1       5,772      413,910
RehabCare Group Inc.                                  1       1,278       37,829
Renal Care Group Inc.                                 1       2,813       90,297
Res-Care Inc.                                         1       2,444       21,629
ResMed Inc.                                           1       2,712      146,231
Respironics Inc.                                      1       2,313       80,122
Ribozyme Pharmaceuticals Inc.                         1       3,000       13,710
SciQuest.com Inc.                                     1       3,205        5,416
Select Medical Corp.                                  1       2,800       45,024
Sola International Inc.                               1       2,813       54,572
Specialty Laboratories Inc.                           1       1,300       35,737
Spectranetics Corp.                                   1       3,055       10,937
SPECTRASCIENCE Inc.                                   1       2,000        5,120
Staar Surgical Co.                                    1       1,696        6,530
Steris Corp.                                          1       4,554       83,202
Sunrise Assisted Living Inc.                          1       1,950       56,765
Sunrise Technologies International Inc.               1       4,043          970
Syncor International Corp.                            1       1,182       33,852
Techne Corp.                                          1       2,192       80,775
Theragenics Corp.                                     1       2,984       29,422
Thoratec Labs Corp.                                   1       3,876       65,892
Triad Hospitals Inc.                                  1       4,424      129,844
Trigon Healthcare Inc.                                1       2,492      173,069
TriPath Imaging Inc.                                  1       3,479       26,197
U.S. Physical Therapy Inc.                            1       2,600       42,016
Unilab Corp.                                          1       1,772       44,477
Universal Health Services Inc. "B"                    1       3,630      155,291
Urologix Inc.                                         1       2,100       42,105
US Oncology Inc.                                      1       4,023       30,333
Valentis Inc.                                         1       3,876       12,016
Varian Medical Systems Inc.                           1       2,530      180,288
Ventana Medical Systems Inc.                          1       1,393       31,510
VISX Inc.                                             1       4,020       53,265
Vital Sign Inc.                                               1,269       44,288
WebMD Corp.                                           1      23,096      163,058
West Pharmaceutical Services Inc.                             1,171       31,149
Young Innovations Inc.                                1         903       23,433
ZEVEX International Inc.                              1       1,200        3,360
Zoll Medical Corp.                                    1         677       26,362
--------------------------------------------------------------------------------
                                                                       8,383,989
--------------------------------------------------------------------------------


HOLDING COMPANIES-DIVERSIFIED--4.22%
--------------------------------------------------------------------------------
Berkshire Hathaway Inc. "A"                           1          90    6,804,000

Craig Corp.                                           1       1,000        1,950
Triarc Companies Inc.                                 1       1,308       31,784
Walter Industries Inc.                                        3,486       39,427
--------------------------------------------------------------------------------
                                                                       6,877,161
--------------------------------------------------------------------------------


HOME BUILDERS--0.81%
--------------------------------------------------------------------------------
AMREP Corporation                                     1         500        3,225
Beazer Homes USA Inc.                                 1         731       53,487
Champion Enterprises Inc.                             1       4,252       52,342
Clayton Homes Inc.                                            8,105      138,596
D.R. Horton Inc.                                              4,945      160,515
Dominion Homes Inc.                                   1       1,300       20,280
Fleetwood Enterprises Inc.                                    3,500       39,655
Lennar Corp.                                                  3,850      180,257
M.D.C. Holdings Inc.                                          1,355       51,213
Monaco Coach Corp.                                    1       2,752       60,186
Newmark Homes Corp.                                           1,914       27,638
NVR Inc.                                              1         481       98,124
Palm Harbor Homes Inc.                                1       2,363       56,594
Ryland Group Inc.                                               957       70,052
Skyline Corp.                                                 1,441       46,472
Standard-Pacific Corp.                                        2,326       56,568
Thor Industries Inc.                                          1,446       53,574
Toll Brothers Inc.                                    1       2,254       98,951
Winnebago Industries Inc.                                     1,220       45,067
--------------------------------------------------------------------------------
                                                                       1,312,796
--------------------------------------------------------------------------------

HOME FURNISHINGS--0.50%
--------------------------------------------------------------------------------
Applica Inc.                                          1       3,014       27,156
Bassett Furniture Industries Inc.                             2,279       31,929
Ethan Allen Interiors Inc.                                    2,449      101,854
Fedders Corp.                                                 3,324       10,105
Furniture Brands International Inc.                   1       3,320      106,306
Harman International Industries Inc.                          1,782       80,368
Kimball International Inc. "B"                                1,920       29,088
Lazare Kaplan International Inc.                      1       2,279       15,725
La-Z-Boy Inc.                                                 3,606       78,683
Libbey Inc.                                                   1,373       44,828
Movado Group Inc.                                             1,678       32,218
Oneida Ltd.                                                   1,947       25,214
Parkervision Inc.                                     1       1,320       27,720
Polycom Inc.                                          1       5,048      173,651
Rowe Furniture Corp.                                            499          599
Royal Appliance Manufacturing Co.                     1       2,194       10,948
Salton Inc.                                           1       1,283       24,223
--------------------------------------------------------------------------------
                                                                         820,615
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS / WARES--0.59%
--------------------------------------------------------------------------------
Blyth Inc.                                                    2,800       65,100
Church & Dwight Co. Inc.                                      2,224       59,225
Dial Corp.                                                    6,317      108,337
Enesco Group Inc.                                     1       7,002       44,113
Fossil Inc.                                           1       2,804       58,884
Harland (John H.) Co.                                         1,887       41,703
Helen of Troy Ltd.                                    1       2,599       32,254
Nashua Corp.                                          1       3,083       17,943
National Presto Industries Inc.                               1,071       29,720
Pennzoil-Quaker State Co.                                     5,777       83,478

Playtex Products Inc.                                 1       4,899       47,765
Russ Berrie & Co. Inc.                                        1,794       53,820
Scotts Co. (The) "A"                                  1       1,835       87,346
Standard Register Co.                                         2,728       50,550
Toro Co.                                                      1,275       57,375
Wallace Computer Services Inc.                                2,335       44,342
Yankee Candle Co. Inc. (The)                          1       3,500       79,310
--------------------------------------------------------------------------------
                                                                         961,265
--------------------------------------------------------------------------------

INSURANCE--4.24%
--------------------------------------------------------------------------------
Acceptance Insurance Companies Inc.                   1       3,741       19,042
Alfa Corp.                                                    1,928       43,264
Allmerica Financial Corp.                                     2,800      124,740
American Financial Group Inc.                                 3,332       81,801
American National Insurance Co.                               1,284      107,984
AmerUs Group Co.                                              1,849       66,268
Argonaut Group Inc.                                           2,775       54,307
Baldwin & Lyons Inc. "B"                                      1,513       38,733
Berkley (W.R.) Corp.                                          1,685       90,485
Brown & Brown Inc.                                            4,016      109,637
Capitol Transamerica Corp.                                    1,713       28,179
CNA Financial Corp.                                   1      10,127      295,405
CNA Surety Corp.                                              2,972       46,066
Commerce Group Inc.                                           2,012       75,832
Crawford & Co. "B"                                            3,782       44,325
Danielson Holding Corp.                               1         700        3,108
Delphi Financial Group Inc. "A"                                 948       31,568
Donegal Group Inc. "B"                                          855        9,063
Erie Indemnity Co. "A"                                        4,499      173,167
FBL Financial Group Inc. "A"                                  2,105       35,111
Fidelity National Financial Inc.                              4,734      117,403
Financial Industries Corp.                                    1,320       17,886
First American Corp.                                          4,918       92,163
Fremont General Corp.                                         3,527       27,581
Gainsco Inc.                                          1         770        1,232
Gallagher (Arthur J.) & Co.                                   4,692      161,827
Great American Financial Resources Inc.                       2,609       48,919
Harleysville Group Inc.                                       2,703       64,575
HCC Insurance Holdings Inc.                                   3,153       86,865
HealthExtras Inc.                                     1       3,729       21,293
Hilb Rogal & Hamilton Co.                                     1,047       58,684
Horace Mann Educators Corp.                                   2,702       57,336
Independence Holding Co.                                      1,069       19,242
Kansas City Life Insurance Co.                                1,354       50,233
LandAmerica Financial Group Inc.                              1,290       37,023
Leucadia National Corp.                                       3,182       91,864
Markel Corp.                                          1         646      116,054
Mercury General Corp.                                         3,049      133,119
MONY Group Inc.                                               2,693       93,097
Nationwide Financial Services Inc.                              864       35,821
Navigators Group Inc.                                 1       1,877       37,071
Odyssey Re Holdings Corp.                                     3,110       55,047
Ohio Casualty Corp.                                   1       5,178       83,107
Old Republic International Corp.                              7,200      201,672
Philadelphia Consolidated Holding Co.                 1       1,645       62,033
PICO Holdings Inc.                                    1       2,300       28,750
PMA Capital Corp. "A"                                         2,309       44,564
PMI Group Inc. (The)                                          2,735      183,272

Presidential Life Corp.                                       2,120       43,587
Principal Financial Group (The)                       1      21,100      506,400
ProAssurance Corp.                                    1       3,295       57,934
Protective Life Corp.                                         3,782      109,413
Prudential Financial Inc.                             1      33,336    1,106,422
Radian Group Inc.                                             5,382      231,157
Reinsurance Group of America Inc.                             2,557       85,097
RLI Corp.                                                     1,164       52,380
Selective Insurance Group Inc.                                1,963       42,656
StanCorp Financial Group Inc.                                 1,700       80,325
State Auto Financial Corp.                                    3,976       64,570
Stewart Information Services Corp.                    1       2,478       48,941
Transatlantic Holdings Inc.                                   2,875      261,625
Triad Guaranty Inc.                                   1       1,298       47,078
21st Century Insurance Group                                  4,619       89,840
UICI                                                  1       4,968       67,068
United Fire & Casualty Co.                                    1,251       35,816
Unitrin Inc.                                                  4,544      179,579
Universal American Financial Corp.                    1       3,000       20,370
Wesco Financial Corp.                                           418      131,670
White Mountains Insurance Group Inc.                            256       89,088
Zenith National Insurance Corp.                               1,762       49,230
--------------------------------------------------------------------------------
                                                                       6,906,064
--------------------------------------------------------------------------------

IRON / STEEL--0.18%
--------------------------------------------------------------------------------
AK Steel Holding Corp.                                          8,844    100,645
Carpenter Technology Corp.                                      1,180     31,412
Gibraltar Steel Corp.                                           1,160     20,323
National Steel Corp. "B"                              1         4,836      7,012
Reliance Steel & Aluminum Co.                                   1,537     40,346
Ryerson Tull Inc.                                               2,942     32,362
Shiloh Industries Inc.                                1         2,882      5,476
Steel Dynamics Inc.                                   1         4,841     56,204
Weirton Steel Corp.                                   1         2,700        648
WHX Corp.                                             1         1,756      2,704
--------------------------------------------------------------------------------
                                                                         297,132
--------------------------------------------------------------------------------

LEISURE TIME--0.36%
--------------------------------------------------------------------------------
Ambassadors International Inc.                                    965     20,255
Bally Total Fitness Holding Corp.                     1         1,835     39,563
Callaway Golf Co.                                               4,560     87,324
Cannondale Corp.                                      1         3,074      6,886
Direct Focus Inc.                                     1         2,700     84,240
K2 Inc.                                               1         2,311     16,662
Polaris Industries Partners LP "A"                              1,447     83,564
Rawlings Sporting Goods Co.                           1         3,087      9,261
Resortquest International Inc.                        1         3,354     15,965
Royal Caribbean Cruises Ltd.                                   11,118    180,112
WMS Industries Inc.                                   1         2,502     50,040
--------------------------------------------------------------------------------
                                                                         593,872
--------------------------------------------------------------------------------

LODGING--0.63%
--------------------------------------------------------------------------------
Aztar Corp.                                           1         2,668     48,824
Boca Resorts Inc. "A"                                 1         2,661     34,859
Boyd Gaming Corp.                                     1         6,380     41,470
Choice Hotels International Inc.                      1         3,389     75,066
Crestline Capital Corp.                               1         1,355     42,086
Extended Stay America Inc.                            1         5,792     94,989

John Q Hammons Hotels Inc.                            1         2,600     14,950
Mandalay Resort Group Inc.                            1         3,656     78,238
Marcus Corp.                                                    2,495     35,304
MGM Grand Inc.                                        1         8,682    250,649
Park Place Entertainment Corp.                        1        19,847    181,997
Prime Hospitality Corp.                               1         3,038     33,570
ShoLodge Inc.                                         1         1,700      9,690
Sonesta International Hotels Corp.                                800      4,920
Station Casinos Inc.                                  1         4,168     46,640
Suburban Lodges of America Inc.                       1         3,969     27,188
--------------------------------------------------------------------------------
                                                                       1,020,440
--------------------------------------------------------------------------------

MACHINERY--1.10%
--------------------------------------------------------------------------------
AGCO Corp.                                                      3,663     57,802
Albany International Corp. "A"                                  2,107     45,722
Applied Industrial Technologies Inc.                            1,369     25,532
Astec Industries Inc.                                 1         1,643     23,758
Asyst Technologies Inc.                               1         2,036     25,979
Brooks Automation Inc.                                1         1,605     65,275
Cognex Corp.                                          1         2,291     58,673
Donaldson Co. Inc.                                              2,664    103,470
DT Industries Inc.                                    1         2,068     11,374
Dycom Industries Inc.                                 1         2,491     41,625
Electroglas Inc.                                      1         1,827     26,985
Esterline Technologies Corp.                          1         1,575     25,216
Flowserve Corp.                                       1         2,018     53,699
Gardner Denver Inc.                                   1         1,793     40,020
Gerber Scientific Inc.                                          3,216     29,909
Global Payment Technologies Inc.                      1         2,540      9,169
Global Power Equipment Group Inc.                     1           440      6,622
Graco Inc.                                                      2,397     93,603
Hurco Companies Inc.                                  1           600      1,320
Idex Corp.                                                      1,612     55,614
Imation Corp.                                         1         1,818     39,232
Insituform Technologies Inc. "A"                      1         1,380     35,300
JLG Industries Inc.                                             2,372     25,262
Kadant Inc.                                           1           830     12,035
Kulicke & Soffa Industries Inc.                       1         3,584     61,466
Lincoln Electric Holding Inc.                                   3,754     91,748
Magnetek Inc.                                         1         2,812     25,336
Manitowoc Co. Inc.                                              1,659     51,595
McClain Industries Inc.                               1         1,400      1,820
Nordson Corp.                                                   2,262     59,739
Paragon Technologies Inc.                             1         3,600     31,500
Paxar Corp.                                           1         3,943     55,991
PPT Vision Inc.                                       1         1,600      2,162
Presstek Inc.                                         1         1,890     17,331
Research Inc.                                         1         3,200        832
Robbins & Myers Inc.                                            1,306     30,573
Semitool Inc.                                         1         1,816     20,848
Stewart & Stevenson Services Inc.                               2,732     51,389
Tecumseh Products Co. "A"                                         739     37,416
Tegal Corp.                                           1         4,300      5,762
Tennant Co.                                                     1,215     45,077
Terex Corp.                                           1         1,330     23,328
Thomas Industries Inc.                                          1,910     47,750
Ultratech Stepper Inc.                                1         1,943     32,098
Unova Inc.                                            1         4,748     27,538

Woodward Governor Co.                                             816     47,532
Zebra Technologies Corp. "A"                          1         1,898    105,358
--------------------------------------------------------------------------------
                                                                       1,787,385
--------------------------------------------------------------------------------

MANUFACTURERS--0.53%
--------------------------------------------------------------------------------
AZZ Incorporated                                                1,300     27,651
Carlisle Companies Inc.                                         1,750     64,715
CUNO Inc.                                             1         1,796     54,778
Federal Signal Corp.                                            2,427     54,049
FMC Corp.                                             1         1,838     57,382
Harsco Corp.                                                    1,788     61,328
Lancaster Colony Corp.                                          2,693     95,628
Pentair Inc.                                                    2,818    102,885
Pittston Brink's Group                                          2,775     61,328
Polymer Group Inc.                                              3,131      2,348
Samsonite Corp.                                       1         2,267      3,083
Sturm Ruger & Co. Inc.                                          2,392     28,656
Teleflex Inc.                                                   1,873     88,612
Tredegar Corporation                                            2,217     42,123
Trinity Industries Inc.                                         2,237     60,779
U.S. Industries Inc.                                  1         5,310     13,594
Wabtec Corporation                                              3,405     41,882
--------------------------------------------------------------------------------
                                                                         860,821
--------------------------------------------------------------------------------

MEDIA--4.77%
--------------------------------------------------------------------------------
Acme Communications Inc.                              1         2,400     16,176
Adelphia Communications Corp. "A"                     1         8,897    277,408
Banta Corp.                                                     1,494     44,103
Beasley Broadcast Group Inc. "A"                      1         2,300     29,923
Belo (A.H.) Corp.                                               7,894    148,013
Big City Radio Inc.                                   1         2,600      2,860
Cablevision Systems Corp.                             1         7,709    365,792
Charter Communications Inc.                           1        17,800    292,454
Cox Radio Inc. "A"                                    1         2,065     52,616
Crown Media Holdings Inc.                             1         2,398     27,073
CTN Media Group Inc.                                  1         1,438      1,438
Cumulus Media Inc. "A"                                1         3,327     53,831
Emmis Communications Corp.                            1         3,174     75,033
Entercom Communications Corp.                         1         2,900    145,000
Fox Entertainment Group Inc. "A"                      1        17,484    463,851
Gemstar-TV Guide International Inc.                   1        24,500    678,650
Granite Broadcasting Corp.                            1         1,368      2,818
Gray Communications Systems Inc. "B"                            2,271     23,596
Hearst-Argyle Television Inc.                         1         3,373     72,722
Hispanic Broadcasting Corp.                           1         6,746    172,023
Hollinger International Inc.                                    5,722     66,947
Hollywood Media Corp.                                 1         2,989     19,698
HyperFeed Technologies Inc.                           1           997        608
Information Holdings Inc.                             1         1,958     55,431
Insight Communications Co. Inc.                       1         2,900     70,064
Journal Register Co.                                  1         2,867     60,322
Lee Enterprises Inc.                                            2,493     90,670
Liberty Corp.                                                   1,034     42,549
Liberty Digital Inc. "A"                              1         2,600      8,996
Liberty Media Corp. "A"                               1       141,400  1,979,600
LodgeNet Entertainment Corp.                          1         2,500     42,725
Lynch Interactive Corp.                               1           504     34,776
McClatchy Co. (The) "A"                                         2,199    103,353

Media General Inc. "A"                                          1,097     54,664
Mediacom Communications Corp.                         1         4,250     77,605
Metromedia International Group Inc.                   1         4,997      4,048
New Frontier Media Inc.                               1         1,500      4,500
On Command Corp.                                      1         3,249      9,909
Paxson Communications Corp.                           1         4,748     49,617
Pegasus Communications Corp.                          1         3,312     34,478
Playboy Enterprises Inc. "B"                          1         2,398     40,502
Primedia Inc.                                         1        10,516     45,745
Pulitzer Inc.                                                   1,506     76,806
Radio Unica Communications Corp.                      1         3,800      5,320
Rare Medium Group Inc.                                1         5,115      3,785
Readers Digest Association Inc. (The) "A"                       6,294    145,266
Regent Communications Inc.                            1         3,200     21,600
Scholastic Corp.                                      1         1,860     93,614
Scripps (E.W.) Company                                          4,611    304,326
Sinclair Broadcast Group "A"                          1         4,099     38,777
Spanish Broadcasting System Inc. "A"                  1         2,600     25,714
TiVo Inc.                                             1         3,800     24,890
UnitedGlobalCom Inc. "A"                              1         5,046     25,230
USA Networks Inc.                                     1        19,163    523,342
Value Line Inc.                                                 1,146     55,558
Washington Post Company (The) "B"                                 450    238,500
Westwood One Inc.                                     1         6,286    188,894
Wiley (John) & Sons Inc. "A"                                    3,234     74,479
Wink Communications Inc.                              1         2,600      4,160
XM Satellite Radio Holdings Inc. "A"                  1         4,500     82,620
Youthstream Media Networks Inc.                       1         2,318      2,874
--------------------------------------------------------------------------------
                                                                       7,777,942
--------------------------------------------------------------------------------

METAL FABRICATE / HARDWARE--0.16%
--------------------------------------------------------------------------------
Amcast Industrial Corp.                                         1,839      9,894
Kaydon Corp.                                                    1,638     37,150
Penn Engineering & Manufacturing Corp.                          1,834     30,720
Precision Castparts Corp.                                       2,378     67,179
Timken Co. (The)                                                3,739     60,497
TransTechnology Corp.                                 1         2,532     25,826
Valmont Industries Inc.                                         2,324     33,605
--------------------------------------------------------------------------------
                                                                         264,871
--------------------------------------------------------------------------------

METALS-DIVERSIFIED--0.27%
--------------------------------------------------------------------------------
Ameron Inc.                                                       500     34,600
AptarGroup Inc.                                                 1,812     63,474
Atchison Casting Corp.                                1           457        804
Commercial Metals Co.                                           1,770     61,915
Matthews International Corp. "A"                                1,974     48,521
Maverick Tube Corp.                                   1         1,669     21,614
Mueller Industries Inc.                               1         2,301     76,508
Niagara Corp.                                         1           600        900
NS Group Inc.                                         1         1,534     11,474
Pitt-Des Moines Inc.                                              500     15,500
Shaw Group Inc.                                       1         2,670     62,745
Titanium Metals Corp.                                 1         2,200      8,778
TransPro Inc.                                         1         1,600      4,960
Tremont Corp.                                                   1,000     28,900
--------------------------------------------------------------------------------
                                                                         440,693
--------------------------------------------------------------------------------

MINING--0.23%
--------------------------------------------------------------------------------

Arch Coal Inc.                                                  3,365     76,386
Brush Engineered Materials                                      1,404     19,993
Century Aluminum Co.                                            1,637     21,870
Charles & Colvard Ltd.                                1         2,811      4,385
Kaiser Aluminum Corp.                                 1         3,541      5,736
MAXXAM Inc.                                           1         1,713     29,978
Meridian Gold Inc.                                    1         4,594     47,456
Peabody Energy Corp.                                            3,167     89,278
Stillwater Mining Co.                                 1         2,620     48,470
USEC Inc.                                                       5,274     37,762
--------------------------------------------------------------------------------
                                                                         381,314
--------------------------------------------------------------------------------

OFFICE / BUSINESS EQUIPMENT--0.24%
--------------------------------------------------------------------------------
General Binding Corp.                                 1         3,195     41,247
Herman Miller Inc.                                              4,846    114,656
HON Industries Inc.                                             4,562    126,139
Insight Enterprises Inc.                              1         2,872     70,651
Steelcase Inc.                                                  1,929     28,395
Virco Manufacturing Corp.                                       1,453     14,530
--------------------------------------------------------------------------------
                                                                         395,618
--------------------------------------------------------------------------------

OIL & GAS PRODUCERS--3.15%
--------------------------------------------------------------------------------
Adams Resources & Energy Inc.                                   1,600     12,480
Apco Argentina Inc.                                               971     20,877
Atmos Energy Corp.                                              1,953     41,501
ATP Oil & Gas Corp.                                   1         1,370      4,083
Atwood Oceanics Inc.                                  1         1,102     38,405
Berry Petroleum Co. "A"                                         2,178     34,195
Blue Dolphin Energy Co.                               1         7,300     11,680
BP Prudhoe Bay Royalty Trust                                    1,489     22,112
Cabot Oil & Gas Corp. "A"                                       2,315     55,676
CAL Dive International Inc.                           1         2,072     51,137
Callon Petroleum Corp.                                1         1,559     10,679
Cascade Natural Gas Corp.                                       1,007     22,204
Chesapeake Energy Corp.                               1        10,300     68,083
Chiles Offshore Inc.                                  1         2,500     49,725
Clayton Williams Energy Inc.                          1         1,100     14,410
Dawson Geophysical Co.                                1         2,400     18,600
Denbury Resources Inc.                                1         4,397     32,142
Diamond Offshore Drilling Inc.                                  7,576    230,310
Encore Acquisition Co.                                1         1,937     25,781
Energen Corp.                                                   1,408     34,707
Energy Partners Ltd.                                  1         2,000     15,100
ENSCO International Inc.                                        8,456    210,132
Equitable Resources Inc.                                        4,022    137,030
Evergreen Resources Inc.                              1         2,093     80,811
Forest Oil Corp.                                      1         2,223     62,711
Giant Industries Inc.                                 1         2,584     23,850
GlobalSantaFe Corp.                                            12,920    368,478
Grey Wolf Inc.                                        1         9,565     28,408
Hanover Compressor Co.                                1         4,052    102,354
Helmerich & Payne Inc.                                          3,200    106,816
Houston Exploration Co.                               1         1,769     59,403
Howell Corp.                                                    2,050     21,320
Key Energy Services Inc.                              1         5,818     53,526
Magnum Hunter Resources Inc.                          1         2,900     24,070
Mallon Resources Corp.                                1         3,500     10,570
MarkWest Hydrocarbon Inc.                             1         1,779     11,386

McMoRan Exploration Co.                               1         2,119     12,269
Meridian Resource Corp. (The)                         1         5,900     23,541
Mission Resources Corp.                               1         1,833      6,416
Mitchell Energy & Development Corp. "A"                         2,997    159,740
Murphy Oil Corp.                                                2,511    211,024
National-Oilwell Inc.                                 1         5,282    108,862
New Jersey Resources Corp.                                      1,296     60,653
Newfield Exploration Co.                              1         2,302     81,744
Noble Affiliates Inc.                                           3,549    125,244
Northwest Natural Gas Co.                                         909     23,180
Nuevo Energy Co.                                      1         1,327     19,905
Ocean Energy Inc.                                              10,362    198,950
Oceaneering International Inc.                        1         2,232     49,372
Parker Drilling Co.                                   1         6,495     23,967
Patina Oil & Gas Corp.                                          1,200     33,000
Petroleum Development Corp.                           1         2,500     15,425
Piedmont Natural Gas Co.                                        1,771     63,402
Pioneer Natural Resources Co.                         1         6,483    124,863
Pogo Producing Co.                                              2,695     70,798
Pride International Inc.                              1         8,295    125,255
Prima Energy Corp.                                    1         1,030     22,403
Remington Oil & Gas Corp.                             1         2,200     38,060
Seacor Smit Inc.                                      1         1,050     48,720
Seitel Inc.                                           1         1,764     23,990
Semco Energy Inc.                                               1,700     18,275
Southern Union Co.                                    1         3,262     61,521
Southwest Gas Corp.                                             1,656     37,012
Spinnaker Exploration Co.                             1         2,700    111,132
St. Mary Land & Exploration Co.                                 1,598     33,862
Stone Energy Corp.                                    1         1,615     63,793
Superior Energy Services Inc.                         1         5,800     50,170
Swift Energy Co.                                      1         1,629     32,906
Tesoro Petroleum Corp.                                1         3,192     41,847
3TEC Energy Corp.                                     1         1,700     23,800
Tom Brown Inc.                                        1         1,879     50,752
UGI Corp.                                                       1,170     35,334
Ultramar Diamond Shamrock Corp.                                 4,219    208,756
Unit Corp.                                            1         2,349     30,302
Valero Energy Corp.                                             3,898    148,592
Vintage Petroleum Inc.                                          3,458     49,968
WD-40 Company                                                   1,899     50,608
Western Gas Resources Inc.                                      2,285     73,851
Westport Resources Corp.                              1         4,576     79,394
W-H Energy Services Inc.                              1         1,400     26,670
XTO Energy Inc.                                                 6,940    121,450
--------------------------------------------------------------------------------
                                                                       5,135,530
--------------------------------------------------------------------------------

OIL & GAS SERVICES--1.01%
--------------------------------------------------------------------------------
BJ Services Co.                                       1         9,772    317,101
CARBO Ceramics Inc.                                               838     32,816
Cooper Cameron Corp.                                  1         3,281    132,421
Dril-Quip Inc.                                        1         1,536     37,018
FMC Technologies Inc.                                 1           266      4,376
Global Industries Ltd.                                1         5,078     45,194
Grant Prideco Inc.                                    1         7,960     91,540
Hydril Co.                                            1         2,000     35,260
Input/Output Inc.                                     1         4,854     39,851
Lone Star Technologies Inc.                           1         1,606     28,266

Mitcham Industries Inc.                               1         2,200     10,010
Newpark Resources Inc.                                1         6,968     55,047
Oil States International Inc.                         1         2,906     26,445
Patterson-UTI Energy Inc.                             1         4,632    107,972
Smith International Inc.                              1         3,253    174,426
Tidewater Inc.                                                  3,538    119,938
Varco International Inc.                              1         5,849     87,618
Veritas DGC Inc.                                      1         1,922     35,557
Weatherford International Inc.                        1         7,160    266,782
--------------------------------------------------------------------------------
                                                                       1,647,638
--------------------------------------------------------------------------------

PACKAGING & CONTAINERS--0.47%
--------------------------------------------------------------------------------
AEP Industries Inc.                                   1           745     17,850
BWAY Corporation                                      1         1,143     12,573
Gaylord Container Corporation "A"                     1         5,383      5,437
Greif Brothers Corp. "A"                                        1,625     53,544
Ivex Packaging Corp.                                  1         2,036     38,684
Longview Fibre Co.                                              3,612     42,658
Packaging Corporation of America                      1         6,850    124,328
Silgan Holdings Inc.                                  1         2,054     53,733
Smurfit-Stone Container Corp.                         1        15,116    241,403
Sonoco Products Co.                                             6,346    168,677
--------------------------------------------------------------------------------
                                                                         758,887
--------------------------------------------------------------------------------

PHARMACEUTICALS--4.33%
--------------------------------------------------------------------------------
aaiPharma Inc.                                        1         1,732     43,577
Abgenix Inc.                                          1         5,032    169,276
Adolor Corporation                                    1         1,700     30,515
AdvancePCS                                            1         6,000    176,100
Akorn Inc.                                            1         2,709     10,836
Align Technology Inc.                                 1         2,948     13,266
Alkermes Inc.                                         1         3,692     97,321
Allou Health & Beauty Care Inc. "A"                   1         2,961     16,670
Allscripts Healthcare Solutions Inc.                  1         4,600     14,904
Alpharma Inc. "A"                                               1,695     44,833
Amylin Pharmaceuticals Inc.                           1         4,300     39,302
Andrx Group                                           1         4,300    302,763
Antigenics Inc.                                       1         1,600     26,240
Aphton Corp.                                          1         2,832     41,347
Arqule Inc.                                           1         1,444     24,548
AVANIR Pharmaceuticals "A"                            1         4,000     17,040
AVI BioPharma Inc.                                    1         4,800     52,415
Barr Laboratories Inc.                                1         2,730    216,653
Biopure Corp.                                         1         2,300     32,683
Bone Care International Inc.                          1         1,973     33,797
Boston Life Sciences Inc.                             1         3,693      9,860
Celgene Corp.                                         1         4,515    144,119
Cell Genesys Inc.                                     1         2,359     54,823
Cell Therapeutics Inc.                                1         1,890     45,625
Cephalon Inc.                                         1         3,259    246,332
CIMA Labs Inc.                                        1         1,000     36,150
CollaGenex Pharmaceuticals Inc.                       1         3,116     25,240
Connetics Corp.                                       1         3,237     38,520
COR Therapeutics Inc.                                 1         3,192     76,385
Corixa Corp.                                          1         3,112     46,898
Corvas International Inc.                             1         2,500     16,375
Cubist Pharmaceuticals Inc.                           1         1,344     48,330
CV Therapeutics Inc.                                  1         1,300     67,626

D&K Healthcare Resources Inc.                                 1,138       64,809
Dentsply International Inc.                                   2,848      142,970
Digene Corp.                                            1     1,428       42,126
Durect Corp.                                            1     3,800       44,042
Emisphere Technologies Inc.                             1     1,405       44,834
Endo Pharmaceuticals Holdings Inc.                      1     5,500       64,185
Epix Medical Inc.                                       1     1,921       27,451
Essential Therapeutics Inc.                             1     2,892       12,436
Genta Inc.                                              1     4,000       56,920
Genzyme Transgenics Corp.                               1     7,976       46,420
Geron Corp.                                             1     2,194       19,088
Gilead Sciences Inc.                                    1     5,798      381,045
Guilford Pharmaceuticals Inc.                           1     1,220       14,640
Hemispherx Biopharma Inc.                               1     3,710       16,695
Henry Schein Inc.                                       1     2,680       99,240
Herbalife International Inc. "A"                              3,068       43,627
Hi-Tech Pharmacal Co.                                   1     2,400       28,440
Hyseq Inc.                                              1     4,178       32,254
ICN Pharmaceuticals Inc.                                      4,523      151,521
Ilex Oncology Inc.                                      1     1,266       34,233
Imclone Systems Inc.                                    1     4,580      212,787
Immune Response Corp.                                   1     3,465        4,643
Immunogen Inc.                                          1     2,500       41,450
Impax Laboratories Inc.                                 1     4,000       53,760
Inhale Therapeutic Systems Inc.                         1     3,004       55,724
Inkine Pharmaceutical Co.                               1     3,300        5,148
Intuitive Surgical Inc.                                 1     2,200       22,066
IVAX Corporation                                        1    11,280      227,179
Kos Pharmaceuticals Inc.                                1     1,853       64,114
KV Pharmaceuticals Co.                                  1     1,842       54,339
Ligand Pharmaceuticals Inc. "B"                         1     2,582       46,218
Martek Biosciences Corp.                                1     1,748       38,019
Medarex Inc.                                            1     4,728       84,915
MediChem Life Sciences Inc.                             1     1,600        2,320
Medicines Company (The)                                 1     1,900       22,021
Medicis Pharmaceutical Corp. "A"                        1     1,843      119,039
Miravant Medical Technologies                           1     1,991       19,134
Mylan Laboratories Inc.                                       7,354      275,775
NABI Inc.                                               1     3,300       34,056
NaPro BioTherapeutics Inc.                              1     2,500       28,500
Nastech Pharmaceutical Co. Inc.                         1     3,000       46,500
Natrol Inc.                                             1     2,290        5,759
NBTY Inc.                                               1     3,730       43,641
Neose Technologies Inc.                                 1       953       34,899
Neurocrine Biosciences Inc.                             1     1,371       70,346
NPS Pharmaceuticals Inc.                                1     2,151       82,383
Nu Skin Enterprises Inc. "A"                                  3,109       27,204
Omnicare Inc.                                                 5,605      139,452
OSI Pharmaceuticals Inc.                                1     1,998       91,389
Patterson Dental Co.                                    1     3,980      162,901
Perrigo Co.                                             1     5,276       62,362
Pharmaceutical Resources Inc.                           1     2,400       81,120
Pharmacyclics Inc.                                      1     1,356       13,479
Praecis Pharmaceuticals Inc.                            1     3,000       17,460
Priority Healthcare Corp. "B"                           1     3,376      118,801
Sangstat Medical Corp.                                  1     1,921       37,728
Sciclone Pharmaceuticals Inc.                           1     3,400       10,200
Scios Inc.                                              1     2,400       57,048

Sepracor Inc.                                           1     4,346      247,983
Serologicals Corp.                                      1     2,187       47,021
SICOR Inc.                                              1     6,463      101,340
Supergen Inc.                                           1     2,151       30,802
Sybron Dental Specialties Inc.                          1     2,006       43,289
Synaptic Pharmaceutical Corp.                           1     2,594       15,616
Tanox Inc.                                              1     2,500       46,256
Texas Biotech Corp.                                     1     4,257       27,671
3 Dimensional Pharmaceuticals Inc.                      1     7,277       61,782
Titan Pharmaceuticals Inc.                              1     1,487       14,587
Triangle Pharmaceuticals Inc.                           1     3,876       15,543
Tularik Inc.                                            1     2,636       63,317
Twinlab Corp.                                           1     2,806        3,788
United Surgical Partners International Inc.             1       725       15,334
United Therapeutics Inc.                                1     1,400       14,574
VaxGen Inc.                                             1     1,500       17,400
Versicor Inc.                                           1     3,600       73,260
Vion Pharmaceuticals Inc.                               1     2,523       11,126
Viropharma Inc.                                         1     1,323       30,363
VIVUS Inc.                                              1     2,800       13,636
Zonagen Inc.                                            1     1,801       12,607
--------------------------------------------------------------------------------
                                                                       7,048,519
--------------------------------------------------------------------------------

PIPELINES--0.16%
--------------------------------------------------------------------------------
Aquila Inc.                                             1     1,714       29,309
National Fuel Gas Co.                                         3,640       89,908
Questar Corp.                                                 5,390      135,020
--------------------------------------------------------------------------------
                                                                         254,237
--------------------------------------------------------------------------------

REAL ESTATE--2.21%
--------------------------------------------------------------------------------
American Community Property Trust                       1       600        3,750
American Residential Investment Trust Inc.              1       560        1,176
AMLI Residential Properties Trust                             1,844       46,506
Annaly Mortgage Management Inc.                               2,800       44,800
Anthracite Capital Inc.                                       2,200       24,178
Bedford Property Investors Inc.                               3,013       67,793
Brandywine Realty Trust                                       2,800       58,996
BRE Properties Inc. "A"                                       2,277       70,496
California Coastal Communities Inc.                     1       535        2,408
Catellus Development Corp.                              1     6,076      111,798
CBL & Associates Properties Inc.                              1,482       46,683
Centerpoint Properties Corp.                                  1,438       71,612
Chateau Communities Inc.                                      1,647       49,245
Colonial Properties Trust                                     1,165       36,290
Commercial Net Lease Realty Inc.                              4,713       61,269
Cornerstone Realty Income Trust                               4,949       56,171
Cousins Properties Inc.                                       2,927       71,302
Developers Diversified Realty Corp.                           2,963       56,593
Eastgroup Properties Inc.                                     1,329       30,660
Equity Inns Inc.                                              6,529       43,222
First Industrial Realty Trust                                 2,697       83,877
Forest City Enterprises Inc. "A"                              2,911      112,656
Gables Residential Trust                                      1,271       37,622
Glenborough Realty Trust Inc.                                 1,619       31,409
Glimcher Realty Trust                                         2,660       50,088
Grubb & Ellis Company                                   1     1,305        3,850
Healthcare Realty Trust                                       1,986       55,608
Home Properties of NY Inc.                                    1,754       55,426

Income Opportunity Realty Investors Inc.                1     2,900       52,200
Innkeepers USA Trust                                          4,029       39,484
Insignia Financial Group Inc.                           1     3,857       41,656
IRT Property Co.                                              6,387       67,702
JDN Realty Corp.                                              4,362       53,783
Jones Lang LaSalle Inc.                                 1     3,226       58,229
JP Realty Inc.                                                2,389       56,834
Kilroy Realty Corp.                                           1,936       50,859
LNR Property Corp.                                            1,320       41,158
Macerich Co. (The)                                            2,354       62,616
Manufactured Home Communities Inc.                            1,868       58,300
Meristar Hospitality Corp.                                    2,369       33,640
Mills Corp.                                                   2,680       70,966
Monmouth Real Estate Investment Corp. "A"                     2,500       16,125
National Golf Properties Inc.                                 2,360       20,933
National Health Investors Inc.                                4,195       62,086
Nationwide Health Properties Inc.                             2,267       42,370
Pan Pacific Retail Properties Inc.                            2,446       70,249
Prentiss Properties Trust                                       941       25,830
Prime Group Realty Trust                                      4,457       41,138
PS Business Parks Inc.                                        1,457       45,896
Realty Income Corp.                                           2,099       61,711
Reckson Associates Realty Corp.                               2,791       65,198
Redwood Trust Inc.                                            2,017       48,872
RFS Hotel Investors Inc.                                      4,113       46,806
Security Capital Group "B"                              1     5,273      133,776
Shurgard Storage Centers Inc. "A"                             2,179       69,728
Sl Green Realty Corp.                                         3,771      115,807
Sovran Self Storage Inc.                                      1,479       46,071
St. Joe Company (The)                                         5,824      161,616
Storage USA Inc.                                              2,540      106,934
Summit Properties Inc.                                        1,437       35,954
Sun Communities Inc.                                          1,563       58,222
Taubman Centers Inc.                                          4,167       61,880
Town & Country Trust                                          2,581       53,943
Trammell Crow Co.                                       1     4,232       49,514
Transcontinental Realty Investments Inc.                1     1,538       24,685
United Capital Corp.                                    1       690       14,697
W.P. Carey & Co. LLC                                          2,232       51,782
--------------------------------------------------------------------------------
                                                                       3,604,734
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS--3.04%
--------------------------------------------------------------------------------
Acadia Realty Trust                                           2,637       16,745
Alexander's Inc.                                        1       723       41,139
Alexandria Real Estate Equities Inc.                          2,562      105,298
AMB Property Corp.                                            5,742      149,292
American Land Lease Inc.                                      2,793       36,588
American Mortgage Acceptance Corp.                            3,300       48,015
Apartment Investment & Management Co. "A"                     4,131      188,911
Archstone-Smith Trust                                         8,157      214,529
Arden Realty Inc.                                             3,392       89,888
AvalonBay Communities Inc.                                    3,756      177,696
Boston Properties Inc.                                        5,042      191,596
Camden Property Trust                                         2,293       84,153
Capital Automotive REIT                                       1,600       31,824
CarrAmerica Realty Corp.                                      3,210       96,621
Chelsea Property Group Inc.                                     895       43,945
Crescent Real Estate Equities Co.                             6,613      119,761

Crown American Realty Trust                                   2,566       20,015
Duke-Weeks Realty Corp.                                       7,158      174,154
Essex Property Trust Inc.                                     1,844       91,112
Federal Realty Investment Trust                               1,991       45,793
FelCor Lodging Trust Inc.                                     2,337       39,051
General Growth Properties Inc.                                2,706      104,993
Getty Realty Corp.                                            2,600       49,010
Great Lakes REIT Inc.                                         3,419       54,704
Health Care Property Investors Inc.                           2,857      103,452
Health Care REIT Inc.                                         1,854       45,145
Highwoods Properties Inc.                                     2,659       69,001
Hospitality Properties Trust                                  2,535       74,783
Host Marriott Corp.                                          14,160      127,440
HRPT Properties Trust                                         8,685       75,212
iStar Financial Inc.                                          6,770      168,911
Kimco Realty Corp.                                            5,073      165,836
Koger Equity Inc.                                             2,289       37,311
Kramont Realty Trust                                          1,700       24,820
Liberty Property Trust                                        4,033      120,385
Mack-Cali Realty Corp.                                        2,558       79,349
Mid-America Apartment Communities Inc.                        1,242       32,665
Mission West Properties Inc.                                  2,400       30,528
New Plan Excel Realty Trust                                   6,847      130,435
Parkway Properties Inc.                                       1,252       41,566
Pinnacle Holdings Inc.                                  1     2,900          986
Post Properties Inc.                                          1,001       35,546
Prologis Trust                                                9,975      214,562
Public Storage Inc.                                           6,894      230,260
Regency Centers Corp.                                         3,440       95,460
Rouse Co.                                                     3,169       92,820
Senior Housing Properties Trust                               4,318       60,063
Simon Property Group Inc.                                     9,618      282,096
Thornbury Mortgage Inc.                                       2,392       47,122
United Dominion Realty Trust                                  7,634      109,930
Vornado Realty Trust                                          4,668      194,189
Washington Real Estate Investment Trust                       2,196       54,658
--------------------------------------------------------------------------------
                                                                       4,959,364
--------------------------------------------------------------------------------

RETAIL--5.24%
--------------------------------------------------------------------------------
Abercrombie & Fitch Co. "A"                             1     6,020      159,711
Advance Auto Parts Inc.                                 1     1,919       95,470
AFC Enterprises Inc.                                    1     1,869       53,061
AG Services of America Inc.                             1     1,533       16,863
Amazon.com Inc.                                         1    22,864      247,388
American Eagle Outfitters Inc.                          1     4,155      108,736
Ames Department Stores Inc.                             1     1,936          465
AnnTaylor Stores Corp.                                  1     1,747       61,145
AutoNation Inc.                                         1    23,198      286,031
Barnes & Noble Inc.                                     1     3,968      117,453
Bebe Stores Inc.                                        1     2,424       45,232
Big Dog Holdings Inc.                                   1     3,241       10,114
BJ's Wholesale Club Inc.                                1     4,572      201,625
Blockbuster Inc.                                              2,500       63,000
Bob Evans Farms Inc.                                          2,133       52,408
Borders Group Inc.                                      1     4,235       84,022
Brinker International Inc.                              1     6,199      184,482
Brown Shoe Company Inc.                                       1,408       22,866
Buckle Inc. (The)                                       1     1,782       39,739

Burlington Coat Factory Warehouse Corp.                       3,019       50,719
Casey's General Store Inc.                                    2,654       39,545
Cash American Investments Inc.                                4,822       40,987
Cato Corp. "A"                                                2,013       38,046
CBRL Group Inc.                                               3,436      101,156
CDW Computer Centers Inc.                               1     5,244      281,655
Charlotte Russe Holding Inc.                            1     2,200       40,942
Charming Shoppes Inc.                                   1     6,277       33,331
Chico's FAS Inc.                                        1     1,674       66,458
Children's Place Retail Stores Inc.                     1     1,911       51,884
Christopher & Banks Corp.                               1     1,968       67,404
Claire's Stores Inc.                                          3,172       47,897
Coldwater Creek Inc.                                    1     1,075       22,769
Cole National Corp.                                     1     2,758       45,645
Copart Inc.                                             1     3,182      115,729
Cost Plus Inc.                                          1     1,283       34,000
CSK Auto Corp.                                          1     2,542       25,293
Dollar Tree Stores Inc.                                 1     7,069      218,503
Dress Barn Inc.                                         1     1,218       30,462
Drugstore.com Inc.                                      1     7,600       14,820
Duane Reade Inc.                                        1     1,259       38,211
eBay Inc.                                               1    16,506    1,104,251
Elder-Beerman Stores Corp.                              1       779        2,290
Electronics Boutique Holdings Corp.                     1     1,502       59,990
Factory 2-U Stores Inc.                                 1     1,223       24,509
Foot Locker Inc.                                        1     7,763      121,491
Footstar Inc.                                           1     1,097       34,336
Fred's Inc.                                                   2,050       83,968
FreeMarkets Inc.                                        1     2,371       56,833
Genesco Inc.                                            1     1,499       31,119
Global Sports Inc.                                      1     2,939       58,633
Goody's Family Clothing Inc.                            1     3,491       14,662
Guitar Center Inc.                                      1     1,598       21,797
Haverty Furniture Companies Inc.                              2,222       36,774
Holiday RV Superstores Inc.                             1       400          468
Hot Topic Inc.                                          1     1,364       42,816
Intimate Brands Inc.                                         29,550      439,113
Jill (J.) Group Inc. (The)                              1       954       20,540
Jo-Ann Stores Inc.                                      1     2,502       17,889
Kenneth Cole Productions "A"                            1       874       15,470
Krispy Kreme Doughnuts Inc.                             1     3,720      164,424
Lands' End Inc.                                         1     2,052      102,928
Linens 'N Things Inc.                                   1     2,442       62,271
Lithia Motors Inc. "A"                                  1     1,725       35,708
Lone Star Steakhouse & Saloon Inc.                            2,249       33,353
Mazel Stores Inc.                                       1       408          898
Men's Wearhouse Inc. (The)                              1     2,396       49,477
Michaels Stores Inc.                                    1     3,854      126,989
MSC Industrial Direct Co. Inc. "A"                      1     2,211       43,667
Neiman-Marcus Group Inc. "A"                            1     2,492       77,426
99 Cents Only Stores                                    1     3,409      129,883
Nyer Medical Group Inc.                                 1     1,220        2,525
O'Charley's Inc.                                        1     1,668       30,875
OfficeMax Inc.                                          1     7,191       32,360
1-800 Contacts Inc.                                     1       774        9,629
O'Reilly Automotive Inc.                                1     3,404      124,144
Outback Steakhouse Inc.                                 1     4,394      150,495
Pacific Sunwear of California Inc.                      1     1,911       39,023

Pantry Inc. (The)                                       1     2,400       13,080
Payless Shoesource Inc.                                 1     1,204       67,605
PC Connection Inc.                                      1     1,709       25,344
Pier 1 Imports Inc.                                           6,351      110,126
Priceline.com Inc.                                      1    11,722       68,222
PurchasePro.com Inc.                                    1     4,200        5,082
Right Start (The) Inc.                                  1     3,600       17,784
Rite Aid Corp.                                          1    25,700      130,042
Ross Stores Inc.                                              4,600      147,568
Ruby Tuesday Inc.                                             2,892       59,662
Ryan's Family Steak Houses Inc.                         1     4,291       92,900
Saks Inc.                                               1     9,662       90,243
School Specialty Inc.                                   1     1,452       33,222
7-Eleven Inc.                                           1     5,909       69,194
Smart & Final Inc.                                      1     3,830       39,985
Sonic Automotive Inc.                                   1     2,812       65,913
Spiegel Inc. "A"                                             10,993       50,018
Sports Resorts International Inc.                       1     4,000       30,840
Stamps.com Inc.                                         1     4,200       15,036
Steak n Shake Company (The)                             1     2,389       26,375
Stein Mart Inc.                                         1     2,429       20,306
Systemax Inc.                                           1     2,716        6,518
Talbots Inc. (The)                                            3,808      138,040
Too Inc.                                                1     2,200       60,500
Trans World Entertainment Corp.                         1     3,864       29,366
Tuesday Morning Corp.                                   1     3,000       54,270
Tweeter Home Entertainment Group Inc.                   1     1,364       39,556
Ugly Duckling Corp.                                     1     2,819        9,726
Urban Outfitters Inc.                                   1     1,853       44,694
Value City Department Stores Inc.                       1     2,744       12,897
Ventro Corporation                                      1     2,900        1,131
Wet Seal Inc. "A"                                       1     1,662       39,140
Williams-Sonoma Inc.                                    1     3,688      158,215
Wilsons The Leather Experts Inc.                        1     1,298       14,810
Zale Corp.                                              1     2,104       88,116
--------------------------------------------------------------------------------
                                                                       8,533,817
--------------------------------------------------------------------------------

SEMICONDUCTORS--1.99%
--------------------------------------------------------------------------------
Aetrium Inc.                                            1     1,228        1,781
Agere Systems Inc.                                      1    36,200      205,978
Alliance Semiconductor Corp.                            1     2,230       26,938
Amkor Technology Inc.                                   1     9,673      155,058
ANADIGICS Inc.                                          1     1,914       29,189
Atmel Corp.                                             1    28,920      229,046
Axcelis Technologies Inc.                               1     5,870       75,664
AXT Inc.                                                1     1,892       27,302
ChipPAC Inc.                                            1     4,400       32,648
Cirrus Logic Inc.                                       1     4,657       61,566
Cohu Inc.                                                     1,718       33,931
Credence Systems Corp.                                  1     3,530       65,552
Cree Inc.                                               1     4,772      140,583
Cypress Semiconductor Corp.                             1     7,447      148,419
Elantec Semiconductor Inc.                              1     1,500       57,600
Emcore Corp.                                            1     2,438       32,791
Entegris Inc.                                           1     6,390       70,034
GlobespanVirata Inc.                                    1     8,988      116,395
Integrated Device Technology Inc.                       1     6,081      161,694
Integrated Silicon Solution Inc.                        1     1,368       16,744

International Rectifier Corp.                           1     3,605      125,742
Intersil Holding Corp.                                  1     5,293      170,699
Kopin Corp.                                             1     4,600       64,400
Lam Research Corp.                                      1     7,199      167,161
Lattice Semiconductor Corp.                             1     6,092      125,312
LTX Corp.                                               1     3,108       65,082
MEMC Electronics Materials Inc.                         1     5,612       19,923
Microchip Technology Inc.                               1     7,633      295,702
Microtune Inc.                                          1     3,186       74,744
OmniVision Technologies Inc.                            1     3,101       27,847
Pericom Semiconductor Corp.                             1     1,688       24,476
Pixelworks Inc.                                         1     2,494       40,054
Rambus Inc.                                             1     6,132       48,995
Transmeta Corp.                                         1     7,945       18,194
Transwitch Corp.                                        1     4,966       22,347
TriQuint Semiconductor Inc.                             1     7,729       94,758
Varian Semiconductor Equipment Associates Inc.          1     2,430       84,054
Veeco Instruments Inc.                                  1     1,489       53,678
Virage Logic Corp.                                      1     1,566       30,114
--------------------------------------------------------------------------------
                                                                       3,242,195
--------------------------------------------------------------------------------

SOFTWARE--4.50%
--------------------------------------------------------------------------------
Actuate Corp.                                           1     3,664       19,309
Acxiom Corp.                                            1     5,772      100,837
Akamai Technologies Inc.                                1     7,077       42,037
American Management Systems Inc.                        1     2,578       46,610
Applied Graphics Technologies Inc.                      1     1,090          578
Apropos Technology Inc.                                 1     1,800        4,410
Ariba Inc.                                              1    15,700       96,712
Artemis International Solutions Corp.                   1     2,786          139
Ascential Software Corp.                                1    17,525       70,976
Avant! Corp.                                            1     3,317       67,965
AvantGo Inc.                                            1     1,863        3,260
Avid Technology Inc.                                    1     2,096       25,466
BEA Systems Inc.                                        1    23,352      359,854
Blue Martini Software Inc.                              1     4,407       13,265
Cadence Design Systems Inc.                             1    14,671      321,588
Caminus Corp.                                           1     1,260       28,980
Captaris Inc.                                           1     1,718        6,339
CareCentric Inc.                                        1        56           34
Centillium Communications Inc.                          1     1,976       15,531
Certegy Inc.                                            1     3,900      133,458
CheckFree Corp.                                         1     4,281       77,058
ChoicePoint Inc.                                        1     4,202      212,999
Chordiant Software Inc.                                 1     3,154       24,948
CMGI Inc.                                               1    20,155       32,853
CNET Networks Inc.                                      1     7,635       68,486
Computer Horizons Corp.                                 1     2,694        8,648
Concero Inc.                                            1       600          228
Corillian Corp.                                         1     2,647       12,679
Corio Inc.                                              1     3,664        4,324
CSG Systems International Inc.                          1     3,298      133,404
Cybear Group                                            1       163           54
DataTRAK International Inc.                             1     1,587        4,206
Digi International Inc.                                 1     2,913       18,556
Digital Impact Inc.                                     1     3,503        5,079
DigitalThink Inc.                                       1     2,890       31,212
Divine Inc. "A"                                         1    20,438       15,124

Docent Inc.                                             1     2,600        8,242
Documentum Inc.                                         1     2,288       49,695
DoubleClick Inc.                                        1     7,844       88,951
DSET Corp.                                              1       240          276
DSL.net Inc.                                            1     3,700        4,662
EarthLink Inc.                                          1     8,398      102,204
eBT International Inc.                                        2,669          560
Ecometry Corp.                                          1     6,000       15,660
Edwards (J.D.) & Co.                                    1     6,865      112,929
Electronic Arts Inc.                                    1     8,254      494,827
Embarcadero Technologies Inc.                           1     1,500       36,300
eMerge Interactive Inc. "A"                             1     2,362        3,144
ePresence Inc.                                          1     2,346        9,830
eSPEED Inc. "A"                                         1     1,100        9,108
Evolve Software Inc.                                    1     3,476        1,286
eXcelon Corp.                                           1     5,024        5,879
EXE Technologies Inc.                                   1     4,300       21,887
Extensity Inc.                                          1     2,620        5,712
FirePond Inc.                                           1     2,751        3,576
Frontstep Inc.                                          1       341        1,790
Genomica Corp.                                          1     2,500       11,400
Geoworks Corp.                                          1     1,820        1,784
Global Payments Inc.                                          2,132       73,341
Globix Corp.                                            1     2,108          310
GraphOn Corp.                                           1     2,600        1,716
HealthCentral.com                                       1        64            4
HearMe Inc.                                             1     7,800          780
Homestore.com Inc.                                      1     6,700       24,120
i2 Technologies Inc.                                    1    25,334      200,139
iBasis Inc.                                             1     3,300        4,323
Identix Inc.                                            1     1,933       28,202
Informatica Corp.                                       1     4,600       66,746
Information Resources Inc.                              1     6,741       55,950
Informax Inc.                                           1     1,697        5,006
InfoSpace Inc.                                          1    18,565       38,058
Inktomi Corp.                                           1     7,744       51,962
Innoveda Inc.                                           1     2,888        5,198
INT Media Group Inc.                                    1     2,900        5,510
InteliData Technologies Corp.                           1     3,100        8,773
Interactive Intelligence Inc.                           1     1,900       13,205
Interland Inc.                                          1     8,267       17,443
Internet Capital Group Inc.                             1     1,984        2,401
Internet Pictures Corp.                                 1       322          680
Inter-Tel Inc.                                                2,668       51,279
InterWorld Corp.                                        1        60           21
iVillage Inc.                                           1     4,345        8,256
JDA Software Group Inc.                                 1     2,263       50,578
Kana Software Inc.                                      1       953       18,545
Keane Inc.                                              1     3,849       69,397
L90 Inc.                                                1     2,700        4,185
Lante Corp.                                             1     2,834        3,429
Lawson Software Inc.                                    1       575        9,056
Legato Systems Inc.                                     1     5,682       73,696
Lightspan Inc.                                          1     4,460        6,155
Liquid Audio Inc.                                       1     2,300        5,405
Loudcloud Inc.                                          1     4,347       18,431
Loudeye Technologies Inc.                               1     3,412        2,494
Macromedia Inc.                                         1     4,209       74,920

Manugistics Group Inc.                                  1     4,258       89,759
Mercator Software Inc.                                  1     1,682       14,062
Micromuse Inc.                                          1     4,592       68,880
NDCHealth Corp.                                               1,916       66,198
Neoforma Inc.                                           1       683       19,909
Net2Phone Inc.                                          1     2,300       15,525
Netcentives Inc.                                        1     3,900            4
netGuru Inc.                                            1     1,600        3,200
NetIQ Corp.                                             1     3,211      113,220
Network Associates Inc.                                 1     8,417      217,579
Network Commerce Inc.                                   1       446           71
Netzee Inc.                                             1       288          484
Numerical Technologies Inc.                             1     1,848       65,050
Openwave Systems Inc.                                   1    10,192       99,780
Optika Inc.                                             1     2,200        2,310
Pegasystems Inc.                                        1     4,283       18,631
Peregrine Systems Inc.                                  1    10,524      156,071
Per-Se Technologies Inc.                                1         1           11
Pinnacle Systems Inc.                                   1     2,668       21,184
Pixar Inc.                                              1     3,088      111,044
PLATO Learning Inc.                                     1     2,666       44,282
PracticeWorks Inc.                                      1     2,223       22,163
Previo Inc.                                             1     2,300        3,795
Promotions.com. Inc.                                    1     2,000          900
ProQuest Company                                        1     1,440       48,830
Puma Technology Inc.                                    1     3,134        8,086
RadiSys Corp.                                           1       963       18,933
Rational Software Corp.                                 1    12,776      249,132
Razorfish Inc. "A"                                      1     5,150        1,133
RealNetworks Inc.                                       1    11,688       69,427
Renaissance Learning Inc.                               1     2,612       79,588
Resonate Inc.                                           1     1,960        5,488
Reynolds & Reynolds Co. "A"                                   4,077       98,867
Roxio Inc.                                              1     1,004       16,616
Saba Software Inc.                                      1     4,733       24,706
Seachange International Inc.                            1     1,609       54,899
SeeBeyond Technology Corp.                              1     5,000       48,500
SERENA Software Inc.                                    1     3,000       65,220
SignalSoft Corp.                                        1     3,144       14,054
Simpex Solutions Inc.                                   1       900       15,300
SkillSoft Corp.                                         1     1,759       45,593
SpeechWorks International Inc.                          1     2,100       23,625
Stellent Inc.                                           1     1,622       47,946
Support.com Inc.                                        1     2,388       14,973
SVI Solutions Inc.                                      1     3,111        2,831
Sybase Inc.                                             1     5,704       89,895
Symantec Corp.                                          1     4,437      294,306
Synplicity Inc.                                         1     2,100       28,329
SynQuest Inc.                                           1     2,475        2,030
Talarian Corp.                                          1     1,566        4,698
Tarantella Inc.                                         1     2,667        1,547
TeleCommunication Systems Inc.                          1     2,400       13,080
3DO Co. (The)                                           1     3,656        7,604
TIBCO Software Inc.                                     1    12,400      185,132
Total System Services Inc.                                   11,881      251,640
Tradestation Group Inc.                                 1     1,545        2,411
TriZetto Group Inc. (The)                               1     3,100       40,672
Ulticom Inc.                                            1     2,644       26,599

United Leisure Corp.                                    1     1,400          364
USinternetworking Inc.                                  1     5,625        1,125
VA Linux Systems Inc.                                   1     3,372        8,261
ValueClick Inc.                                         1     3,901       11,157
VIA NET.WORKS Inc.                                      1     5,295        5,454
Vicinity Corp.                                          1     2,374        4,297
Viewpoint Corp.                                         1     2,281       15,534
Vignette Corp.                                          1    14,744       79,175
VitalWorks Inc.                                         1     3,692       20,860
V-One Corp.                                             1     2,900        4,147
webMethods Inc.                                         1     3,356       56,247
Wind River Systems Inc.                                 1     4,198       75,186
--------------------------------------------------------------------------------
                                                                       7,334,231
--------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT--0.86%
--------------------------------------------------------------------------------
ADTRAN Inc.                                             1     2,418       61,707
Advanced Fibre Communications Inc.                      1     4,785       84,551
Advanced Switching Communications Inc.                  1     3,413        3,823
AltiGen Communications Inc.                             1     4,300        4,300
American Tower Corp.                                    1    11,171      105,789
Arris Group Inc.                                        1     2,793       27,260
Avanex Corp.                                            1     4,246       25,051
Carrier Access Corp.                                    1     2,356        6,880
CommScope Inc.                                          1     3,405       72,424
Corvis Corp.                                            1    22,585       72,950
Cosine Communications Inc.                              1     6,899       10,693
Digital Lightwave Inc.                                  1     1,877       17,606
DMC Stratex Networks Inc.                               1     5,360       41,701
8X8 Inc.                                                1     2,583        2,299
Endwave Corp.                                           1     2,600        2,964
Glenayre Technologies Inc.                              1     4,286        6,986
Handspring Inc.                                         1     8,220       55,403
Harmonic Inc.                                           1     4,053       48,717
Harris Corp.                                                  4,200      128,142
Integrated Telecom Express Inc.                         1     2,206        3,861
Ixia                                                    1     2,956       37,985
NEON Communications Inc.                                1     1,292        3,501
Network Engines Inc.                                    1     2,444        2,468
New Focus Inc.                                          1     4,270       16,269
NMS Communications Corp.                                1     1,980        9,544
NumereX Corp. "A"                                       1     3,600       27,000
Oplink Communications Inc.                              1    10,617       20,013
Peco II Inc.                                            1     4,608       27,464
RF Micro Devices Inc.                                   1     9,652      185,608
SBA Communications Corp.                                1     2,700       35,154
Sonus Networks Inc.                                     1    12,374       57,168
Spectrasite Holdings Inc.                               1     8,500       30,515
Sycamore Networks Inc.                                  1    17,300       92,728
Telaxis Communications Corp.                            1     1,737        1,251
TippingPoint Technologies Inc.                          1       256        1,884
Williams Communications Group Inc.                      1    30,673       72,082
--------------------------------------------------------------------------------
                                                                       1,403,741
--------------------------------------------------------------------------------

TELECOMMUNICATIONS--4.19%
--------------------------------------------------------------------------------
ACTV Inc.                                               1     3,667        6,857
Adaptec Inc.                                            1     6,100       88,450
Adelphia Business Solutions Inc.                        1     3,425        1,987
Aether Systems Inc.                                     1     2,500       23,000

AirGate PCS Inc.                                        1     1,600       72,880
Airnet Communications Corp.                             1     2,639        1,109
Alamosa Holdings Inc.                                   1     4,736       56,500
Alaska Communications Systems Group                     1     5,700       45,429
Allegiance Telecom Inc.                                 1     7,328       60,749
Allen Telecom Inc.                                      1     2,811       23,894
Allied Riser Communications Corp.                       1     3,800          642
American Access Technologies Inc.                       1     2,800        2,240
Anaren Microwave Inc.                                   1     1,506       26,084
Anixter International Inc.                              1     1,973       57,237
Applied Digital Solutions Inc.                          1     3,900        1,677
Applied Innovation                                      1     1,000        6,200
Applied Signal Technology Inc.                                2,475       20,914
Ardent Communications Inc.                              1     2,400           43
Arguss Communications Inc.                              1     2,471       10,032
Aspect Communications Corp.                             1     3,988       15,473
Audiovox Corp. "A"                                      1     2,436       18,173
Avocent Corporation                                     1     3,047       73,890
Bogen Communications International Inc.                 1     1,000        3,240
Broadwing Inc.                                          1    13,326      126,597
Catapult Communications Corp.                           1     1,500       39,090
C-COR.net Corp.                                         1     2,770       40,359
Celeritek Inc.                                          1     1,200       16,068
Cellular Technical Services Co. Inc.                    1     1,000        2,290
Centennial Cellular Corp. "A"                           1     6,072       62,177
Choice One Communications Inc.                          1     3,557       12,592
Com21 Inc.                                              1     5,130        7,028
Commonwealth Telephone Enterprises Inc.                 1     1,623       73,847
Comtech Telecommunications Corp.                        1     1,200       14,880
Conestoga Enterprises Inc.                                      857       27,365
Copper Mountain Networks Inc.                           1     3,100        5,239
Cox Communications Inc. "A"                             1    33,101    1,387,263
Crown Castle International Corp.                        1    12,909      137,868
CTC Communications Group Inc.                           1     6,238       32,126
Cypress Communications Inc.                             1       679        1,086
D&E Communications Inc.                                         973       17,514
Davox Corp.                                             1     1,762       17,039
Deltathree Inc.                                         1     2,063        1,857
Ditech Communications Corp.                             1     1,800       10,836
Dobson Communications Corp. "A"                         1     3,925       33,520
EchoStar Communications Corp.                           1    14,056      386,118
EMS Technologies Inc.                                   1     1,920       30,874
Emulex Corp.                                            1     5,308      209,719
Finisar Corp.                                           1    11,000      111,870
Focal Communications Corp.                              1     4,200        2,562
General Communication Inc. "A"                          1     5,033       42,931
General DataComm Industries Inc.                        1     3,900           82
General Motors Corp. "H"                                1    50,743      783,979
Gentner Communications Corp.                            1     1,500       25,020
GoAmerica Inc.                                          1     3,846        8,730
Hickory Tech Corp.                                            1,303       22,086
High Speed Access Corp.                                 1     8,400        4,704
Hungarian Telephone and Cable Corp.                     1     1,300        5,980
IDT Corp.                                               1     1,739       33,928
IDT Corp. "B"                                           1     2,339       38,851
I-Link Inc.                                             1     2,839          213
Inet Technologies Inc.                                  1     3,100       32,767
Infonet Services Corp. "B" ADR                          1    19,395       47,518

InterDigital Communications Corp.                       1     3,387       32,854
InterVoice-Brite Inc.                                   1     2,790       35,712
ITC DeltaCom Inc.                                       1     3,294        2,866
LCC International Inc. "A"                              1     2,000       14,602
Leap Wireless International Inc.                        1     2,355       49,384
Level 3 Communications Inc.                             1    23,341      116,705
Lexent Inc.                                             1     2,535       15,844
Liberty Satellite & Technology Inc. "A"                 1     3,100        2,914
Lightbridge Inc.                                        1     2,241       27,228
Lightpath Technologies Inc. "A"                         1     1,700        6,035
Loral Space & Communications Ltd.                       1    17,697       52,914
MarketWatch.com Inc.                                    1     2,525        8,307
Mastec Inc.                                             1     3,042       21,142
MCK Communications Inc.                                 1     1,300        1,924
McLeodUSA Inc. "A"                                      1    38,554       14,265
MessageMedia Inc.                                       1     2,357          330
Metro One Telecommunications Inc.                       1     1,915       57,929
Metromedia Fiber Network Inc. "A"                       1    29,822       13,122
Motient Corp.                                           1     3,084        1,295
Mpower Holding Corp.                                    1     5,148        2,317
MRV Communications Inc.                                 1     9,135       38,732
Netro Corp.                                             1     3,300       12,111
Network Access Solutions Corp.                          1     4,600          897
Network Plus Corp.                                      1     3,300        3,828
Newport Corp.                                                 2,305       44,440
Next Level Communications Inc.                          1     5,900       19,765
Nextel Partners Inc. "A"                                1    11,000      132,000
NTELOS Inc.                                             1     1,582       24,505
NTL Inc.                                                1    17,377       16,334
Nucentrix Broadband Networks Inc.                       1     2,700       29,700
Optical Cable Corp.                                     1     3,852        6,279
Pac-West Telecomm Inc.                                  1     2,800        1,540
PanAmSat Corp.                                          1     9,254      202,478
P-Com Inc.                                              1     4,105        1,355
Plantronics Inc.                                        1     2,620       67,177
Pliant Systems Inc.                                     1     2,200            2
Powerwave Technologies Inc.                             1     3,813       65,889
Price Communications Corp.                              1     3,564       68,037
Primus Telecommunications Group Inc.                    1     2,354        1,530
Proxim Inc.                                             1     2,296       22,776
PTEK Holdings Inc.                                      1     4,348       14,783
RCN Corp.                                               1     6,317       18,509
Rural Cellular Corp. "A"                                1     1,086       24,164
Savvis Communications Corp.                             1     6,224        3,548
Sirius Satellite Radio Inc.                             1     3,837       44,624
Somera Communications Inc.                              1     5,500       41,525
Spectralink Corp.                                       1     2,266       38,817
Startec Global Communications Corp.                     1     3,401          136
STM Wireless Inc. "A"                                   1     1,900        2,660
Superior Telecom Inc.                                   1     4,027        4,591
Tekelec                                                 1     3,821       69,198
TeleCorp PCS Inc.                                       1    11,015      137,357
Terayon Communications Systems Inc.                     1     3,868       31,992
Time Warner Telecom Inc. "A"                            1     2,500       44,225
Tollgrade Communications Inc.                           1       928       30,949
Triton PCS Holdings Inc. "A"                            1     3,700      108,595
Tut Systems Inc.                                        1     2,700        6,264
United States Cellular Corp.                            1     5,009      226,657

VerticalNet Inc.                                        1     5,400        7,560
Viasat Inc.                                             1     1,314       20,498
Vixel Corp.                                             1     3,900        7,215
VTEL Corp.                                              1     2,700       11,610
WebEx Communications Inc.                               1     2,500       62,125
Westell Technologies Inc.                               1     3,058        8,073
Western Wireless Corp. "A"                              1     4,526      127,860
WorldGate Communications Inc.                           1     2,600        6,500
XETA Corp.                                              1     2,400       13,920
Zoom Telephonics Inc.                                   1     2,200        2,860
Z-Tel Technologies Inc.                                 1     3,200        4,160
--------------------------------------------------------------------------------
                                                                       6,829,312
--------------------------------------------------------------------------------

TELEPHONE--0.25%
--------------------------------------------------------------------------------
Covista Communications Inc.                             1     1,984       19,146
Talk America Holdings Inc.                              1     8,388        3,439
Telephone & Data Systems Inc.                                 3,336      299,406
WorldCom Inc.- MCI Group                                      7,056       89,611
--------------------------------------------------------------------------------
                                                                         411,602
--------------------------------------------------------------------------------

TEXTILES--0.46%
--------------------------------------------------------------------------------
Coach Inc.                                              1     2,700      105,246
Columbia Sportswear Co.                                 1     2,443       81,352
Cone Mills Corp.                                        1     3,737        6,727
Culp Inc.                                               1       581        2,208
Dan River Inc. "A"                                      1     1,800          990
G&K Services Inc. "A"                                         2,016       65,117
Gerber Childrenswear Inc.                               1     1,474        9,876
Guess ? Inc.                                            1     2,319       17,393
Guilford Mills Inc.                                     1     2,139        1,262
Hallwood Group Inc.                                     1       200        1,150
Kellwood Co.                                                  2,167       52,030
Mohawk Industries Inc.                                  1     3,265      179,183
Nautica Enterprises Inc.                                1     2,466       31,540
Polo Ralph Lauren Corp.                                 1     2,206       59,033
Quaker Fabric Corp.                                     1     5,100       42,381
Quiksilver Inc.                                         1     1,669       28,707
Tag-It Pacific Inc.                                     1       500        1,975
Tarrant Apparel Group                                   1     2,213       12,127
Westpoint Stevens Inc.                                        3,330        8,159
Wolverine World Wide Inc.                                     3,059       46,038
--------------------------------------------------------------------------------
                                                                         752,494
--------------------------------------------------------------------------------

TOBACCO--0.27%
--------------------------------------------------------------------------------
R.J. Reynolds Tobacco Holdings Inc.                           6,000      337,800
Universal Corporation                                         1,106       40,269
Vector Group Ltd.                                             1,724       56,633
--------------------------------------------------------------------------------
                                                                         434,702
--------------------------------------------------------------------------------

TOYS/GAMES/HOBBIES--0.12%
--------------------------------------------------------------------------------
Action Performance Companies Inc.                       1     1,445       44,231
Boyds Collection Ltd. (The)                             1     5,400       36,558
Fotoball USA Inc.                                       1     2,400        7,920
Jakks Pacific Inc.                                      1     1,528       28,956
Marvel Enterprises Inc.                                 1     3,233       12,285
Media Arts Group Inc.                                   1     2,281        5,999
Topps Co. (The)                                         1     4,511       54,809
--------------------------------------------------------------------------------
                                                                         190,758
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TRANSPORTATION--1.54%
--------------------------------------------------------------------------------
Airborne Inc.                                                 2,660       39,448
Airnet Systems Inc.                                     1     5,219       43,005
Alexander & Baldwin Inc.                                      1,900       50,730
Allied Holdings Inc.                                    1       490          990
Arkansas Best Corp.                                     1     1,023       29,483
Atlas Air Inc.                                          1     2,404       35,219
Budget Group Inc.                                       1     1,609        1,432
CH Robinson Worldwide Inc.                                    5,686      164,411
CNF Transportation Inc.                                       2,238       75,085
Dollar Thrifty Automotive Group Inc.                    1     1,279       19,825
EGL Inc.                                                1     3,073       42,868
Expeditors International Washington Inc.                      3,404      193,858
Florida East Coast Industries Inc.                            2,523       58,407
Forward Air Corp.                                       1       993       33,683
General Maritime Corp.                                  1     2,333       23,330
Gulfmark Offshore Inc.                                  1     1,000       28,310
Heartland Express Inc.                                  1     2,677       74,340
Hunt (J.B.) Transport Services Inc.                     1     2,492       57,814
Kirby Corp.                                             1     1,735       47,799
Landair Corp.                                           1     2,000       29,400
Landstar System Inc.                                    1       564       40,896
Offshore Logistics Inc.                                 1     1,491       26,480
Overseas Shipholding Group Inc.                               1,746       39,285
Petroleum Helicopters NV                                1     1,145       22,499
Roadway Express Inc.                                          1,765       64,776

Seabulk International Inc."A" Warrants (Expires
  12/24/03)                                             1         5            2
Swift Transportation Co. Inc.                           1     5,822      125,231
United Parcel Service Inc.                                   18,253      994,789
US Freightways Corp.                                          1,375       43,175
Werner Enterprises Inc.                                       3,022       73,435
Yellow Corporation                                      1     1,448       36,345
--------------------------------------------------------------------------------
                                                                       2,516,350
--------------------------------------------------------------------------------

TRUCKING & LEASING--0.07%
--------------------------------------------------------------------------------
AMERCO                                                  1     1,611       30,319
GATX Corporation                                              2,204       71,674
International Aircraft Investors                        1     1,400        2,156
Willis Lease Finance Corp.                              1     2,468       11,452
--------------------------------------------------------------------------------
                                                                         115,601
--------------------------------------------------------------------------------

WATER--0.24%
--------------------------------------------------------------------------------
American Water Works Inc.                                     5,709      238,351
California Water Service Group                                1,464       37,698
Connecticut Water Service Inc.                                1,000       29,570
Philadelphia Suburban Corp.                                   3,456       77,933
--------------------------------------------------------------------------------
                                                                         383,552
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $195,572,433)                                                 159,177,059
--------------------------------------------------------------------------------


Security                                                     Shares        Value
--------------------------------------------------------------------------------

PREFERRED STOCKS--0.00%

BANKS--0.00%
--------------------------------------------------------------------------------

Cardinal Financial Corp. "A"                                    181       1,086
--------------------------------------------------------------------------------
                                                                          1,086
--------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
(Cost: $606)                                                              1,086
--------------------------------------------------------------------------------

Security                                                Face Amount       Value
--------------------------------------------------------------------------------

SHORT TERM INSTRUMENTS--11.90%
--------------------------------------------------------------------------------
Barclays Global Investors Funds Institutional
Money Market Fund, Institutional Shares                 $ 9,240,418   9,240,418


Dreyfus Money Market Fund                                 2,210,589   2,210,589


General Electric Commercial Paper                         5,000,000   5,000,000
  1.92%, 01/07/02


Goldman Sachs Financial Square Prime
  Obligation Fund                                         1,373,949   1,373,949


Providian Temp Cash Money Market Fund                       955,663     955,663


U.S. Treasury Bill
  1.69%, 03/28/02                                  2, 3     600,000     597,592
--------------------------------------------------------------------------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $19,378,210)                                                  19,378,211
--------------------------------------------------------------------------------


TOTAL INVESTMENTS IN SECURITIES -- 109.59%
(Cost $214,951,249)                                                 178,556,356
--------------------------------------------------------------------------------

Other Assets, Less Liabilities -- (9.59%)                           (15,617,838)
--------------------------------------------------------------------------------
NET ASSETS -- 100.00%                                              $162,938,518
================================================================================


1  Non-income earning securities.
2  Yield to Maturity.
3 This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of index futures contracts. See Note 1.

The accompanying notes are an integral part of these financial statements.

                                                             See Crosschecks Tab

International Index Master Portfolio
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001

----------------------------------------------------------------------------------------------------------------------
ASSETS

Investments in securities, at value (including securities on loan (1)) (Cost:  $118,154,283) (Note 1)   $  96,433,843
Cash pledged for margin requirements (Note 1)                                                                 548,920
Foreign currency, at value (Cost: $6,781)                                                                       6,581
Receivables:
     Investment securities sold                                                                                 9,872
     Dividends and interest                                                                                   141,380
Unrealized appreciation on forward foreign currency exchange contracts                                         10,735
                                                                                                        -------------
Total Assets                                                                                               97,151,331
                                                                                                        -------------
LIABILITIES

Payables:
     Due to broker - variation margin                                                                         463,032
     Collateral for securities loaned (Note 4)                                                              4,174,912
     Advisory fees (Note 2)                                                                                    18,345
     Administration fees (Note 2)                                                                              23,216
Unrealized depreciation on forward foreign currency exchange contracts                                         13,193
                                                                                                        -------------
Total Liabilities                                                                                           4,692,698
                                                                                                        -------------
NET ASSETS                                                                                              $  92,458,633
                                                                                                        =============
----------------------------------------------------------------------------------------------------------------------

    1   Securities on loan with market value of $3,924,434. See Note 4.

The accompanying notes are an integral part of these financial statements.

International Index Master Portfolio
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2001

----------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
     Dividends (Net of foreign withholding tax of $211,098)                                           $     1,547,143
     Interest                                                                                                  73,704
     Securities lending income                                                                                 43,844
                                                                                                      ---------------
Total investment income                                                                                     1,664,691
                                                                                                      ---------------
EXPENSES (Note 2)
     Advisory fees                                                                                            143,914
     Administration fees                                                                                       95,943
                                                                                                      ---------------
Total expenses                                                                                                239,857
                                                                                                      ---------------
Net investment income                                                                                       1,424,834
                                                                                                      ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     Net realized loss on sale of investments                                                              (4,041,000)
     Net realized loss on sale of futures contracts                                                          (419,885)
     Net realized loss on foreign currency transactions                                                       (58,634)
     Net change in unrealized appreciation (depreciation) of investments                                  (20,451,711)
     Net change in unrealized appreciation (depreciation) of futures contracts                                 24,274
     Net change in unrealized appreciation (depreciation) on
       translation of assets and liabilities in foreign currencies                                            (34,661)
                                                                                                      ---------------
Net loss on investments                                                                                   (24,981,617)
                                                                                                      ---------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                  $   (23,556,783)
                                                                                                      ===============
----------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

International Index Master Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------------------------------------------------
                                                                             For the Year Ended         For the Year Ended
                                                                              December 31, 2001          December 31, 2000
                                                                             ------------------         ------------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
     Net investment income                                                        $   1,424,834              $   1,038,737
     Net realized gain (loss)                                                        (4,519,519)                 1,485,818
     Net change in unrealized appreciation (depreciation)                           (20,462,098)               (13,054,638)
                                                                                  -------------              -------------
Net decrease in net assets resulting from operations                                (23,556,783)               (10,530,083)
                                                                                  -------------              -------------
Interestholder transactions:
     Contributions                                                                   27,264,274                 96,549,910
     Withdrawals                                                                    (17,072,044)               (43,819,294)
                                                                                  -------------              -------------
Net increase in net assets resulting from interestholder transactions                10,192,230                 52,730,616
                                                                                  -------------              -------------

Increase (decrease) in net assets                                                   (13,364,553)                42,200,533

NET ASSETS:

Beginning of year                                                                   105,823,186                 63,622,653
                                                                                  -------------              -------------
End of year                                                                       $  92,458,633              $ 105,823,186
                                                                                  =============              =============
--------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL INDEX MASTER PORTFOLIO
Schedule of Investments
December 31, 2001

Security                                                           Shares       Value
---------------------------------------------------------------------------------------
COMMON STOCKS--99.16%

AUSTRALIA--3.47%
---------------------------------------------------------------------------------------
Amcor Ltd.                                                         12,308      45,049
AMP Ltd.                                                           14,533     137,183
Aristocrat Leisure Ltd.                                             5,835      19,714
Australia and New Zealand Banking Group Ltd.                        9,549      87,052
Australian Gas & Light Co. Ltd.                                     6,392      29,720
Brambles Industries Ltd.                                           11,205      59,653
Broken Hill Proprietary Co. Ltd.                                   51,500     276,806
Coca-Cola Amatil Ltd.                                              10,876      33,299
Cochlear Ltd.                                                         674      15,698
Coles Myer Ltd.                                                    17,456      75,061
Commonwealth Bank of Australia                                     16,997     260,501
Computershare Ltd.                                                  7,752      20,952
CSL Ltd.                                                            2,340      61,677
CSR Ltd.                                                           18,838      65,477
Foster's Brewing Group Ltd.                                        27,212      67,698
Gandel Retail Trust                                                38,345      22,869
Gandel Retail Trust - New Shares                                    5,373       3,246
General Property Trust                                             31,838      46,124
Leighton Holdings Ltd.                                              6,806      36,060
Lend Lease Corp. Ltd.                                               6,604      44,117
M.I.M. Holdings Ltd.                                               24,212      14,130
Macquarie Bank Ltd.                                                   908      17,408
Macquarie Infrastructure Group                                      9,495      17,011
Mayne Nickless Ltd.                                                15,201      53,536
National Australia Bank Ltd.                                       20,360     332,053
News Corp. Ltd.                                                    26,025     208,119
Normandy Mining Ltd.                                               32,918      30,499
Orica Ltd.                                                         11,129      41,075
QBE Insurance Group Ltd.                                            8,559      33,649
Rio Tinto Ltd.                                                      4,911      93,533
Santos Ltd.                                                        14,910      47,321
Southcorp Ltd.                                                     15,047      58,154
Suncorp-Metway Ltd.                                                 5,787      41,562
TABCORP Holdings Ltd.                                               8,666      43,651
Telstra Corp. Ltd.                                                 74,624     207,805
Transurban Group                                             1      8,024      17,293
Wesfarmers Ltd.                                                     5,578      88,488
Westfield Holdings Ltd.                                             1,964      16,944
Westfield Trust                                              1     25,843      45,825
Westfield Trust - New Shares                                          919       1,600
Westpac Banking Corp. Ltd.                                         22,672     182,850
WMC Ltd.                                                           17,343      84,988
Woodside Petroleum Ltd.                                             5,402      37,030
Woolworths Ltd.                                                    13,984      80,460
---------------------------------------------------------------------------------------
                                                                            3,202,940
---------------------------------------------------------------------------------------

AUSTRIA--0.11%
---------------------------------------------------------------------------------------
Oesterreichische Elektrizitaetswirtschafts AG "A"                     534      39,940
OMV AG                                                                528      44,249
Telekom Austria AG                                           1      2,534      21,006
---------------------------------------------------------------------------------------
                                                                              105,195
---------------------------------------------------------------------------------------

BELGIUM--1.11%
---------------------------------------------------------------------------------------
AGFA Gevaert NV                                                     2,458      33,245
Colruyt NV                                                            742      32,373
Delhaize-Le Lion SA                                                 1,256      65,367
Dexia                                                               2,881      41,429
Dolmen Computer Applications NV                                        64         712
Electrabel SA                                                         648     135,013
Fortis Group                                                       12,263     318,289
Groupe Bruxelles Lambert SA                                         1,577      82,916
Interbrew                                                           2,034      55,691
KBC Bankverzekerings Holding NV                                     3,339     112,084
PetroFina SA                                                 1          1         534
Solvay SA                                                           1,138      68,548
UCB SA                                                              2,022      81,864
---------------------------------------------------------------------------------------
                                                                            1,028,065
---------------------------------------------------------------------------------------

DENMARK--0.89%
---------------------------------------------------------------------------------------
A/S Dampskibsselskabet Svendborg "B"                                    9      81,912
D/S 1912 "B"                                                           13      88,738
Danisco A/S                                                           900      32,226
Danske Bank A/S                                                    10,175     163,279
Group 4 Falck A/S                                                     300      33,591
ISS A/S                                                      1        600      29,532
Novo Nordisk A/S "B"                                                4,961     202,886
Novozymes A/S "B"                                                   1,438      29,017
Tele Danmark A/S                                                    2,509      89,388
Vestas Wind Systems A/S                                             1,390      37,953
William Demant Holding                                       1      1,200      31,184
---------------------------------------------------------------------------------------
                                                                              819,706
---------------------------------------------------------------------------------------

FINLAND--2.31%
---------------------------------------------------------------------------------------
Fortum OYJ                                                          6,266      26,501
Hartwall OYJ ABP                                                      784      15,986
Instrumentarium Corp.                                                 408      17,074
Kone Corp. "B"                                                        408      30,152
Metso Corp.                                                         1,860      19,542
Nokia OYJ                                                          65,144   1,679,803
Outokumpu OYJ                                                       2,410      25,428
Sampo-Leonia Insurance "A"                                          6,257      49,027
Sonera Group OYJ                                                   12,780      64,749
Stora Enso OYJ                                                      4,011      51,357
Tietoenator OYJ                                                     1,471      38,966
UPM-Kymmene OYJ                                                     3,600     119,403
---------------------------------------------------------------------------------------
                                                                            2,137,988
---------------------------------------------------------------------------------------

FRANCE--10.48%
---------------------------------------------------------------------------------------
Accor SA                                                            2,802     101,867
Air Liquide                                                         1,127     157,948
Alcatel SA "A"                                                     16,021     273,890
Alstom                                                              2,004      22,287
Aventis SA                                                         10,100     717,195
AXA AG                                                             21,289     444,891

BIC SA                                                                943      32,209
BNP Parisbas SA                                                     5,694     509,529
Bouygues SA                                                         3,486     114,225
Cap Gemini SA                                                       1,626     117,416
Carrefour Supermarche SA                                            8,426     438,147
Compagnie de Saint Gobain                                           1,089     164,355
Compagnie Generale des Etablissements Michelin "B"                  2,102      69,344
Dassault Systemes SA                                                1,285      61,785
Essilor International SA                                            2,110      63,783
Etablissements Economiques du Casino Guichard-Perrachon SA          1,056      81,474
European Aeronautic Defence and Space Co.                           1,902      23,100
France Telecom SA                                                   9,572     382,679
Groupe Danone                                                       1,827     222,866
Lafarge SA                                                          1,770     165,323
Lagardere S.C.A.                                                    1,830      76,583
L'Oreal SA                                                          6,992     503,658
LVMH                                                                5,238     213,141
Pechiney SA "A"                                                     1,247      64,288
Pernod Ricard                                                         796      61,662
Pinault-Printemps-Redoute SA                                        1,395     179,609
PSA Peugeot Citroen                                                 3,297     140,177
Publicis Groupe                                                     1,884      49,906
Renault SA                                                            908      32,024
Sagem SA                                                              453      27,730
Sanofi-Synthelabo SA                                                7,574     565,139
Schneider SA                                                        2,348     112,896
Societe Generale "A"                                                5,168     289,210
Societe Television Francaise 1                                        953      24,090
Sodexho Alliance SA                                                 1,968      84,128
STMicroelectronics NV                                               9,942     319,127
Suez SA                                                            12,831     388,441
Technip SA                                                            323      43,140
Thales/Ex Thomson CSF                                               1,740      60,035
Thomson Multimedia                                           1        625      19,199
Total SA "B"                                                        9,263   1,322,944
Union du Credit Bail Immobilier                                     1,011      51,356
Usinor SA                                                           3,724      46,588
Valeo SA                                                            1,268      50,580
Vinci SA                                                              977      57,284
Vivendi Universal SA                                               13,527     740,733
---------------------------------------------------------------------------------------
                                                                            9,687,981
---------------------------------------------------------------------------------------

GERMANY--7.74%
---------------------------------------------------------------------------------------
Adidas AG                                                             700      52,543
Allianz AG                                                          2,762     654,170
Altana AG                                                             203      10,122
BASF AG                                                             7,700     286,241
Bayer AG                                                            9,912     315,958
Bayerische Hypo-Und Vereinsbank AG                                  6,440     196,797
Beiersdorf AG                                                         975     110,688
Continental AG                                                      2,728      36,071
DaimlerChrysler AG                                                 12,975     558,586
Deutsche Bank AG                                                    7,867     556,180
Deutsche Lufthansa AG                                               4,254      56,172
Deutsche Post AG                                                    3,034      40,495
Deutsche Telekom AG                                                34,735     596,911
Epcos AG                                                              900      44,475

Fresenius Medical Care AG                                           1,067      66,029
Gehe AG                                                             1,087      42,102
Heidelberger Zement AG                                                855      41,110
Infineon Technologies AG                                            2,693      55,031
Karstadtquelle AG                                                   1,426      56,375
Linde AG                                                            1,762      71,384
MAN AG                                                              1,948      41,194
Marschollek, Lautenschlaeger and Partner AG                           408      29,720
Merck KGaA                                                          1,952      72,112
Metro AG                                                            3,390     120,286
Muenchener Rueckversicherungs-Gesellschaft AG                       1,840     499,611
Preussag AG                                                         2,720      65,391
RWE AG                                                              6,370     239,352
SAP AG                                                              3,719     484,458
Schering AG                                                         2,667     141,532
Siemens AG                                                         12,144     803,949
Thyssen Krupp AG                                                    6,384      93,166
Veba AG                                                             9,510     492,651
Volkswagen AG                                                       4,121     192,640
WCM Beteiligungs & Grundbesi AG                              1      3,148      34,196
---------------------------------------------------------------------------------------
                                                                            7,157,698
---------------------------------------------------------------------------------------

GREECE--0.35%
---------------------------------------------------------------------------------------
Coca-Cola Hellenic Bottling Co. SA                                  1,500      21,637
Commercial Bank of Greece                                           1,700      56,158
Credit Bank/ Greece                                                 3,400      60,608
EFG Eurobank Ergasias                                               2,000      27,816
Hellenic Telecommunications Organization SA                         4,990      81,309
National Bank of Greece SA                                          3,300      78,512
---------------------------------------------------------------------------------------
                                                                              326,040
---------------------------------------------------------------------------------------

HONG KONG--1.94%
---------------------------------------------------------------------------------------
Bank of East Asia Ltd.                                             23,000      49,551
Cathay Pacific Airways Ltd.                                        34,000      43,602
Cheung Kong Ltd                                                     9,000      93,487
CLP Holdings Ltd.                                                  34,200     130,480
Esprit Holdings Ltd.                                               20,000      22,570
Hang Seng Bank Ltd.                                                18,600     204,537
Henderson Land Development Co. Ltd.                                16,000      72,226
Hong Kong & China Gas Co. Ltd.                                     66,066      80,911
Hong Kong Exchanges & Clearing Ltd.                                 4,000       6,078
Hongkong Electric Holdings Ltd.                                     3,000      11,157
Hutchison Whampoa Ltd.                                             44,700     431,359
Johnson Electric Holdings Ltd.                                     39,000      41,012
Li & Fung Ltd.                                                     36,000      40,396
New World Development Co. Ltd.                                     36,000      31,392
Pacific Century Cyberworks Ltd.                              1    160,591      44,275
Shangri-La Asia Ltd.                                               40,000      31,292
Sino Land Company Ltd.                                             62,000      24,645
Sun Hung Kai Properties Ltd.                                       27,000     218,138
Swire Pacific Ltd. "A"                                             21,500     117,179
Television Broadcasts Ltd.                                          7,000      30,341
Wharf Holdings Ltd.                                                28,000      68,404
---------------------------------------------------------------------------------------
                                                                            1,793,032
---------------------------------------------------------------------------------------

IRELAND--0.81%
---------------------------------------------------------------------------------------
Allied Irish Banks PLC                                             13,157     152,295
Bank of Ireland                                                     7,025      66,492

CRH PLC                                                             7,116     125,138
Elan Corporation PLC                                         1      4,529     207,632
Irish Life & Permanent PLC                                          5,332      53,933
Kerry Group PLC "A"                                                 3,985      48,776
Ryanair Holdings PLC                                         1      9,364      57,648
Smurfit (Jefferson) Group PLC                                      16,935      36,944
---------------------------------------------------------------------------------------
                                                                              748,858
---------------------------------------------------------------------------------------

ITALY--4.08%
---------------------------------------------------------------------------------------
Alitalia SpA                                                 1     14,948      13,337
Arnoldo Mondadori Editore SpA                                       4,306      27,222
Assicurazioni Generali SpA                                         15,802     438,987
Autogrill SpA                                                       2,837      26,296
Autostrade SpA                                                     14,094      97,884
Banca di Roma SpA                                                  21,494      42,582
Banca Intesa SpA                                                   68,264     170,797
Benetton Group SpA                                                  3,523      39,901
Beni Stabili SpA                                                   27,229      12,898
Bipop Carire SpA                                                   24,750      40,988
Bulgari SpA                                                         4,458      34,613
Enel SpA                                                           42,929     241,956
ENI SpA                                                            48,589     609,151
Fiat SpA                                                            4,774      76,599
Gruppo Editoriale L'Espresso                                        5,700      17,053
Italgas SpA                                                         4,994      46,868
Mediaset SpA                                                       13,595      99,382
Mediobanca Banca SpA                                                8,961     100,374
Parmalat Finanziaria SpA                                           13,021      35,129
Pirelli SpA                                                        30,490      53,483
Riunione Adriatica di Sicurta SpA                                   8,412      99,093
San Paolo - IMI SpA                                                16,943     181,787
Seat-Paginne Gialle SpA                                      1     48,208      38,933
Telecom Italia Mobile SpA                                          88,717     495,289
Telecom Italia SpA                                                 17,793      95,057
Telecom Italia SpA "A"                                             43,557     372,317
Tiscali SpA                                                  1      2,390      21,664
Unicredito Italiano SpA                                            59,106     237,352
---------------------------------------------------------------------------------------
                                                                            3,766,992
---------------------------------------------------------------------------------------

JAPAN--20.02%
---------------------------------------------------------------------------------------
Acom Co. Ltd.                                                       1,600     116,588
Advantest Corp.                                                     1,300      73,600
AIFUL CORPORATION                                                     250      16,176
Ajinomoto Co. Inc.                                                  8,000      78,132
Alps Electric Co Ltd                                                3,000      20,372
Amada Co. Ltd.                                                      6,000      23,806
Asahi Bank Ltd. (The)                                              39,000      24,402
Asahi Breweries Ltd.                                                7,000      62,971
Asahi Glass Co. Ltd.                                               16,000      94,613
Asahi Kasei Corp.                                                  19,000      66,686
Bank of Fukuoka Ltd.                                               11,000      37,266
Bank of Yokohama Ltd.                                              16,000      55,792
Benesse Corporation                                                 1,500      38,913
Bridgestone Corp.                                                  11,000     116,412
Canon Inc.                                                         12,000     412,940
Casio Computer Co. Ltd.                                             6,000      26,003
Central Japan Railway Co.                                              24     155,288
Chubu Electric Power Co. Inc.                                       2,600      46,818

Chugai Pharmaceutical Co. Ltd.                                      4,000      46,360
Chuo Mitsui Trust & Banking Co. Ltd.                               15,000      14,878
Citizen Watch Co. Ltd.                                              5,000      24,912
Credit Saison Co Ltd                                                2,200      42,805
CSK Corp.                                                           1,100      25,767
Dai Nippon Printing Co. Ltd.                                        9,000      89,959
Daiichi Pharmaceutical Co. Ltd.                                     4,000      77,827
Daikin Industries Ltd.                                              4,000      62,719
Dainippon Ink & Chemical Inc.                                      14,000      19,975
Daito Trust Construction Co. Ltd.                                   1,900      29,067
Daiwa Bank Holdings Inc.                                     1     32,000      20,022
Daiwa House Industry Co. Ltd.                                       8,000      45,658
Daiwa Securities Group Inc.                                        17,000      89,371
Denso Corp.                                                        11,000     145,704
East Japan Railway Co.                                                 48     231,833
Ebara Corporation                                                   5,000      30,139
Eisai Co. Ltd.                                                      4,000      99,496
Fanuc Ltd.                                                          2,800     119,213
Fast Retailing Co. Ltd.                                               200      17,793
Fuji Photo Film Co.                                                 7,000     249,962
Fuji Soft ABC Inc.                                                    500      19,915
Fuji Television Network Inc.                                            6      24,218
Fujikura Ltd.                                                       7,000      26,278
Fujisawa Pharmaceutical Co. Ltd.                                    2,000      46,086
Fujitsu Ltd.                                                       26,000     189,257
Furukawa Electric Co. Ltd.                                          9,000      47,794
Gunma Bank Ltd.                                                    10,000      45,781
Heavy Industries Co. Ltd.                                          19,000      29,573
Hirose Electric Co. Ltd.                                              600      40,882
Hitachi Ltd.                                                       42,000     307,646
Honda Motor Co. Ltd.                                               11,000     438,959
Hoya Corp.                                                          1,500      89,615
Isetan Co. Ltd.                                                     4,000      40,989
Itochu Corp.                                                       19,000      42,911
Ito-Yokado Co. Ltd.                                                 6,000     271,021
Japan Airlines Co. Ltd.                                            19,000      45,520
Japan Energy Corp.                                                 18,000      20,189
Japan Tobacco Inc.                                                     21     132,191
JGC Engineering & Construction                                      4,000      29,513
Joyo Bank Ltd.                                                     16,000      44,315
Jusco Co. Ltd.                                                      5,000     112,925
Kajima Corp.                                                       14,000      38,028
Kaneka Corp.                                                        7,000      42,675
Kansai Electric Power Co. Inc.                                     12,800     183,318
Kao Corp.                                                           8,000     166,336
Kawasaki Heavy Industries Ltd.                               1     20,000      18,312
Kawasaki Steel Corp.                                               40,000      40,592
Keihin Electric Express Railway Co. Ltd.                           11,000      41,629
Keyence Corp.                                                         200      33,252
Kinden Corp.                                                        6,000      28,063
Kinki Nippon Railway Co. Ltd.                                      23,000      73,706
Kirin Brewery Co. Ltd.                                             13,000      92,942
Komatsu Ltd.                                                       14,000      50,099
Konami Company Ltd.                                                 1,700      50,458
Konica Corp.                                                        7,000      41,180
Kubota Corp.                                                       20,000      52,496
Kuraray Co. Ltd.                                                    6,000      38,318
Kurita Water Industries Ltd.                                        3,000      37,243

Kyocera Corp.                                                       2,400     156,570
Kyowa Hakko Kogyo Co. Ltd.                                          7,000      33,221
Kyushu Electric Power Co. Inc.                                      1,500      21,608
Marubeni Corp.                                               1     22,000      13,262
Marui Co. Ltd.                                                      5,000      59,133
Matsushita Communication Industrial Co. Inc.                          600      16,252
Matsushita Electric Industrial Co. Ltd.                            26,000     333,876
Matsushita Electric Works Ltd.                                      1,000       8,233
Meiji Seika Inc.                                                    7,000      28,041
Minebea Co. Ltd.                                                    6,000      32,321
Mitsubishi Chemical Corp.                                          29,000      61,735
Mitsubishi Corp.                                                   19,000     123,371
Mitsubishi Electric Corp.                                          28,000     108,318
Mitsubishi Estate Co. Ltd.                                         16,000     117,077
Mitsubishi Heavy Industries Ltd.                                   44,000     117,502
Mitsubishi Materials Corp.                                         18,000      24,584
Mitsubishi Rayon Co.                                               11,000      28,109
Mitsubishi Tokyo Financial                                   1         63     423,873
Mitsui & Co. Ltd.                                                  21,000     103,990
Mitsui Engineering & Shipbuilding Co. Ltd.                          8,000       7,935
Mitsui Fudosan Co. Ltd.                                            11,000      83,931
Mitsui Marine & Fire Insurance Co. Ltd.                            19,900      93,381
Mitsui Mining & Smelting Co.                                       10,000      32,809
Mitsukoshi Ltd.                                                     8,000      22,463
Mizuho Holding Inc.                                                   111     226,133
Murata Manufacturing Co. Ltd.                                       3,400     203,906
NEC Corp.                                                          21,000     214,229
NGK Insulators Ltd.                                                 5,000      37,044
NGK Spark Plug Co. Ltd.                                             4,000      28,811
Nidec Corp.                                                           800      42,118
Nikko Cordial Corp.                                                 7,000      31,245
Nikon Corp.                                                         5,000      38,494
Nintendo Co. Ltd.                                                   1,700     297,688
Nippon COMSYS Corp.                                                 3,000      16,046
Nippon Express Co. Ltd.                                            15,000      50,931
Nippon Meat Packers Inc.                                            4,000      42,423
Nippon Mitusubishi Oil Corp.                                       20,000      76,300
Nippon Sheet Glass Co. Ltd.                                         7,000      22,112
Nippon Steel Corp.                                                 91,000     131,231
Nippon Telegraph & Telephone Corp.                                    112     364,902
Nippon Unipac Holding                                                  13      58,027
Nippon Yusen Kabushiki Kaisha                                      19,000      57,264
Nishin Flour Milling Co. Ltd.                                       5,000      30,139
Nissan Motor Co. Ltd.                                              46,000     243,933
Nissin Food Products                                                2,200      42,973
Nitto Denko Corp.                                                   2,500      57,798
NKK Corp.                                                          16,000      11,354
Nomura Securities Co. Ltd.                                         25,000     320,465
NSK Ltd.                                                            9,000      31,039
NTT Data Corp.                                                          9      32,001
NTT DoCoMo Inc.                                                        27     317,259
Obayashi Corp.                                                     10,000      28,384
Oji Paper Co. Ltd.                                                 14,000      55,654
Olympus Optical Co. Ltd.                                            4,000      57,531
Omron Corp.                                                         4,000      53,411
Onward Kashiyama Co. Ltd.                                           1,000       9,599
Oracle Corp. Japan                                                    200      12,208
Oriental Land Co. Ltd.                                              1,200      82,497

Orix Corp.                                                          1,100      98,535
Osaka Gas Co. Ltd.                                                 31,000      74,034
Pioneer Electronic Corp.                                            2,600      56,737
Promise Co. Ltd.                                                    1,600      86,556
Ricoh Co. Ltd.                                                      4,000      74,470
Rohm Co. Ltd.                                                       1,500     194,682
Sankyo Co. Ltd.                                                     6,000     102,778
Sanyo Electric Co. Ltd.                                            24,000     113,352
Secom Co. Ltd.                                                      3,000     150,618
Sega Enterprises Ltd.                                               1,800      35,915
Sekisui Chemical Co. Ltd.                                           9,000      23,692
Sekisui House Ltd.                                                  9,000      65,237
Seven-Eleven Japan Co. Ltd.                                         3,000     109,415
Seventy Seven Bank Ltd.                                             7,000      30,925
Sharp Corp.                                                        15,000     175,453
Shimamura Co. Ltd.                                                    500      29,376
Shimano Inc.                                                        2,300      26,148
Shimizu Corp.                                                      11,000      37,266
Shin-Etsu Chemical Co. Ltd.                                         5,400     194,064
Shionogi & Co. Ltd.                                                 5,000      85,457
Shiseido Co.                                                        7,000      64,680
Shizuoka Bank Ltd.                                                 10,000      75,691
Showa Denko K.K.                                                   17,000      18,159
Showa Shell Sekiyu K.K.                                             5,000      26,553
Skylark Co.                                                         2,000      33,572
SMC Corp.                                                             900      91,607
Softbank Corp.                                                      3,700      59,850
Sony Corp.                                                         11,900     543,881
Sumitomo Bank Ltd. (The)                                           65,000     275,256
Sumitomo Chemical Co. Ltd.                                         20,000      67,908
Sumitomo Corp.                                                     13,000      59,614
Sumitomo Electric Industries                                       10,000      69,815
Sumitomo Metal Industries Ltd                                      55,000      17,628
Sumitomo Metal Mining Co. Ltd.                                      9,000      30,010
Sumitomo Realty & Development Co. Ltd.                              1,000       4,578
Sumitomo Trust & Banking Co. Ltd. (The)                             5,000      20,296
Taiheiyo Cement Corp.                                              16,000      24,294
Taisei Corp.                                                       13,000      28,170
Taisho Pharmaceutical Co. Ltd.                                      5,000      78,590
Taiyo Yuden Co. Ltd.                                                2,000      30,291
Takara Shuzo Co. Ltd.                                               3,000      25,225
Takashimaya Co. Ltd.                                                6,000      35,389
Takeda Chemical Industries                                         11,000     497,712
Takefuji Corp.                                                      1,610     116,457
TDK Corp.                                                             700      33,008
Teijin Ltd.                                                        13,000      49,893
Terumo Corp.                                                        3,100      40,163
Tobu Railway Co. Ltd.                                              18,000      47,383
Toho Co. Ltd.                                                         400      43,278
Tohoku Electric Power Co. Inc.                                      6,200      85,057
Tokio Marine & Fire Insurance Co. Ltd.                             19,000     138,882
Tokyo Broadcasting System                                           1,000      15,184
Tokyo Electric Power Co. Inc.                                      17,200     366,154
Tokyo Electronics Ltd.                                              2,300     112,841
Tokyo Gas Co. Ltd.                                                 34,000      91,059
Tokyu Corp.                                                        15,000      45,209
Toppan Printing Co. Ltd.                                           10,000      92,248
Toray Industries Inc.                                              20,000      48,374

Toshiba Corp.                                                      41,000     140,774
Tostem Corp.                                                        5,000      67,641
Toto Ltd.                                                           6,000      28,613
Toyo Information Systems                                              700      16,718
Toyo Seikan Kaisha Ltd.                                             3,000      38,318
Toyota Motor Corp.                                                 40,700   1,031,008
Trend Micro Inc.                                             1        500      11,827
UBE Industries Ltd.                                                 9,000       8,859
UFJ Holdings Inc.                                            1         18      39,692
Uni-Charm Corp.                                                     1,300      27,178
Uny Co. Ltd.                                                        3,000      30,490
Wacoal Corp.                                                        4,000      31,863
West Japan Railway Company                                              2       8,942
World Co. Ltd.                                                        500      15,069
Yakult Honsha Co. Ltd.                                              3,000      22,433
Yamaha Corp.                                                        3,000      22,204
Yamanouchi Pharmaceutical Co. Ltd.                                  5,000     132,001
Yamato Transport Co. Ltd.                                           6,000     113,078
Yasuda Fire & Marine Insurance Co. Ltd. (The)                       3,000      17,168
Yokogawa Electric                                                   5,000      39,867
---------------------------------------------------------------------------------------
                                                                           18,513,619
---------------------------------------------------------------------------------------

NETHERLANDS--5.75%
---------------------------------------------------------------------------------------
ABN AMRO Holding NV                                                20,707     333,534
Aegon NV                                                           15,848     428,977
Akzo Nobel NV                                                       3,831     171,068
ASM Lithography Holding NV                                   1      6,504     113,043
Burhmann NV                                                         1,897      20,826
Elsevier NV                                                         9,613     113,669
Getronics NV                                                        6,034      19,557
Hagemeyer NV                                                        1,677      31,357
Heineken NV                                                         4,351     164,990
IHC Caland NV                                                         538      25,149
ING Groep NV                                                       25,562     651,859
Koninklijke Ahold NV                                         1     11,211     326,221
Philips Electronics NV                                             18,293     543,697
QIAGEN NV                                                    1      1,900      35,527
Royal Dutch Petroleum Co.                                          29,377   1,488,350
Royal KPN NV                                                       22,502     114,405
TNT Post Group NV                                                   6,462     139,816
Unilever NV - CVA                                                   7,744     454,053
Vedior NV                                                           1,578      18,926
VNU NV                                                              1,303      40,038
Wolters Kluwer NV - CVA                                             3,728      84,977
---------------------------------------------------------------------------------------
                                                                            5,320,039
---------------------------------------------------------------------------------------

NEW ZEALAND--0.05%
---------------------------------------------------------------------------------------
Carter Holt Harvey Ltd.                                            30,000      21,237
Telecom Corp. of New Zealand Ltd.                                  13,640      28,398
---------------------------------------------------------------------------------------
                                                                               49,635
---------------------------------------------------------------------------------------

NORWAY--0.51%
---------------------------------------------------------------------------------------
DnB Holding ASA                                                    11,962      53,880
Norsk Hydro ASA                                                     3,628     152,089
Norske Skogindustrier ASA                                           2,197      41,274
Orkla ASA                                                           4,077      69,092
Statoil ASA                                                         6,340      43,471
Storebrand ASA                                                      6,789      39,360

Tandberg ASA                                                 1        709      15,809
Telenor ASA                                                         8,100      34,859
Tomra Systems ASA                                                   2,600      24,930
---------------------------------------------------------------------------------------
                                                                              474,764
---------------------------------------------------------------------------------------

PORTUGAL--0.49%
---------------------------------------------------------------------------------------
Banco Comercial Portugues SA "R"                             1     28,645     116,050
Banco Espirito Santo e Comercial de Lisboa SA                       3,525      45,416
Banco Portuguese de Invest SA                                      10,503      21,135
Brisa-Auto Estradas de Portugal SA                                  8,552      36,246
Cimentos de Portugal SA                                             1,698      29,784
Electricidade de Portugal SA                                       34,855      75,726
Portugal Telecom SA                                          1     14,360     111,879
Sonae SGPS SA                                                      28,155      20,305
---------------------------------------------------------------------------------------
                                                                              456,541
---------------------------------------------------------------------------------------

SINGAPORE--0.87%
---------------------------------------------------------------------------------------
Capitaland Ltd.                                              1     38,000      38,483
Chartered Semiconductor Manufacturing Ltd.                   1     15,000      39,806
City Developments Ltd.                                             13,000      42,595
DBS Group Holdings Ltd.                                            18,652     139,398
Oversea-Chinese Banking Corp Ltd. - Ordinary Shares                18,350     109,315
Singapore Airlines Ltd.                                            15,000      89,358
Singapore Press Holdings Ltd.                                       6,000      70,837
Singapore Technologies Engineering Ltd.                            38,000      48,363
Singapore Telecommunications Ltd.                                  83,000      79,116
United Overseas Bank Ltd.                                          17,392     119,620
Venture Manufacturing Ltd.                                          4,000      28,811
---------------------------------------------------------------------------------------
                                                                              805,702
---------------------------------------------------------------------------------------

SPAIN--3.26%
---------------------------------------------------------------------------------------
Acerinox SA                                                           752      25,143
Altadis SA                                                          5,342      90,850
Autopistas Concesionaria Espanola SA                                5,442      54,222
Banco Bilbao Vizcaya SA                                            44,059     545,301
Banco Santander Central Hispano SA                                 59,624     499,572
Endesa SA                                                          14,175     221,758
Fomento de Construcciones y Contratas SA                            1,774      36,725
Gas Natural SDG SA                                                  4,935      82,170
Grupo Dragados SA                                                   2,879      38,529
Iberdrola SA                                                       12,696     165,273
Inditex                                                             2,901      55,303
Repsol YPF SA                                                      16,467     240,168
Sociedad General de Aguas de Barcelona                              3,367      41,972
Sociedad General de Aguas de Barcelona SA                              33         403
Telefonica SA                                                1     59,614     797,796
Terra Networks SA                                            1      2,262      18,530
Union Electrica Fenosa SA                                           4,548      73,621
Zeltia SA Rights                                             1      2,783      21,658
---------------------------------------------------------------------------------------
                                                                            3,008,994
---------------------------------------------------------------------------------------

SWEDEN--2.41%
---------------------------------------------------------------------------------------
ASSA Abloy AB "B"                                                   4,800      69,096
Atlas Copco AB "B"                                                  2,419      54,077
Billerud                                                                4          27
Drott AB "B"                                                        2,450      25,225
Electrolux AB "B"                                                   5,594      83,459

Gambro AB "A"                                                       2,112      13,188
Hennes & Mauritz AB "B"                                             9,623     199,071
Modern Times Group MTG AB "B"                                1        707      15,569
Nordea AB                                                          36,683     194,086
OM Gruppen AB                                                       1,800      23,680
Sandvik AB                                                          3,895      83,360
Securitas AB "B"                                                    4,665      88,500
Skandia Forsakrings AB                                             12,920      93,608
Skandinaviska Enskilda Banken (SEB) "A"                             9,700      88,311
Skanska AB "B"                                                      7,552      49,316
Svenska Cellulosa AB "B"                                            3,113      85,172
Svenska Handelsbanken AB "B"                                        8,200     120,385
Swedish Match AB                                                    9,628      50,941
Tele2 AB "B"                                                 1      1,708      61,548
Telefonakfiebolaget Ericsson AB "B"                               108,768     591,034
Telia AB                                                           17,726      78,916
Trelleborg AB "B"                                                   2,686      20,613
Volvo AB "A"                                                        2,500      40,397
Volvo AB "B"                                                        4,480      75,167
WM-Data AB "B"                                                      7,655      19,193
---------------------------------------------------------------------------------------
                                                                            2,223,939
---------------------------------------------------------------------------------------

SWITZERLAND--7.38%
---------------------------------------------------------------------------------------
ABB Ltd.                                                           17,471     168,370
Adecco SA                                                           2,219     120,623
Ciba Specialty Chemicals AG                                           486      30,370
Clariant AG - Registered                                            1,374      25,862
Compagnie Financiere Richemont AG                                   3,319      61,672
Credit Suisse Group                                                15,808     674,120
Givaudan - Foreign Registered                                         133      40,535
Holcim Ltd. "B"                                                       405      87,330
Kudelski SA - Bearer                                                  577      33,711
Logitech Intenational SA                                              625      22,869
Lonza AG                                                              100      65,352
Nestle SA                                                           5,329   1,136,254
Novartis AG                                                        39,851   1,440,179
Roche Holding AG - Bearer                                           1,765     144,581
Roche Holding AG - Genusschein                                      9,612     686,055
Serono SA                                                              46      40,147
SGS Societe Generale de Surveillance Holding SA                       140      22,473
Swatch Group (The) AG                                               2,000      39,633
Swatch Group (The) AG "B"                                             470      42,251
Swiss Reinsurance                                                   3,963     398,627
Swisscom AG                                                           770     213,341
Syngenta AG                                                  1      1,613      83,552
Synthes-Stratec Inc.                                                   23      16,014
UBS AG - Registered                                                18,424     929,939
Unaxis Holding AG "R"                                                 230      24,797
Zurich Financial Services AG                                        1,177     276,128
---------------------------------------------------------------------------------------
                                                                            6,824,785
---------------------------------------------------------------------------------------

UNITED KINGDOM--25.13%
---------------------------------------------------------------------------------------
Airtours PLC                                                        8,561      31,149
AMEC PLC                                                            2,657      15,275
AMVESCAP PLC                                                       11,120     160,383
Arm Holdings PLC                                             1     14,984      78,290
AstraZeneca PLC                                                    24,001   1,082,159
AWG PLC                                                      1      5,916      46,494

BAA PLC                                                            14,434     115,644
BAE Systems PLC                                                    32,954     148,438
Balfour Beatty PLC                                                  5,412      13,626
Barclays PLC                                                       22,948     759,813
Barratt Developments PLC                                            2,924      18,224
Bass PLC                                                           12,240     121,136
BBA Group PLC                                                       8,492      34,977
Berkeley Group PLC (The)                                            2,351      24,116
BG Group PLC                                                       49,518     201,791
Billiton PLC                                                       15,216      77,287
BOC Group PLC                                                       6,753     104,180
Boots Co. PLC                                                      11,868     100,959
BP Amoco PLC                                                      308,736   2,399,434
Brambles Industries PLC                                      1      9,548      47,246
British Airways PLC                                                14,961      42,459
British American Tobacco PLC                                       27,654     234,442
British Land Co. PLC                                                7,760      52,742
British Sky Broadcasting Group PLC                           1     19,470     214,225
BT Group PLC                                                      118,818     437,500
BTG PLC                                                      1      1,753      19,186
Bunzl PLC                                                           7,064      45,236
Cable & Wireless PLC                                               20,889     100,478
Cadbury Schweppes PLC                                              27,290     173,963
Canary Wharf Finance PLC                                     1      9,565      62,052
Capita Group PLC                                                    8,619      61,497
Carlton Communications PLC                                         12,856      45,467
Celltech Group PLC                                           1      3,550      45,156
Centrica PLC                                                       52,758     170,461
CGU PLC                                                            29,795     366,422
Chub PLC                                                           15,278      38,245
CMG PLC                                                            10,663      37,711
Compass Group PLC                                                  30,235     226,620
Corus Group PLC                                              1     51,927      54,414
Daily Mail and General Trust "A"                                    2,133      20,116
De La Rue PLC                                                       2,953      19,476
Diageo PLC                                                         46,161     527,380
Dixons Group PLC                                                   27,843      95,229
Electrocomponents PLC                                               5,851      45,643
EMI Group PLC                                                      12,622      65,581
Exel PLC                                                            4,881      55,764
FKI PLC                                                             9,345      25,161
GKN PLC                                                            12,002      46,289
GlaxoSmithKline PLC                                                85,394   2,141,374
Granada Compass PLC                                                37,057      77,394
Great Universal Stores PLC                                         14,275     134,004
Hammerson PLC                                                       4,412      28,478
Hanson PLC                                                         10,233      70,593
Hays PLC                                                           23,428      70,921
HBOS PLC                                                           48,504     561,914
Hilton Group PLC                                                   25,162      77,270
HSBC Holdings PLC                                                 128,706   1,509,786
IMI PLC                                                             5,281      20,675
Imperial Chemical Industries PLC                                   10,723      59,147
Imperial Tobacco Group PLC                                          2,990      39,426
International Power PLC                                      1     16,708      49,242
Invensys PLC                                                       50,838      88,234
J Sainsbury PLC                                                    24,935     132,821
Johnson Matthey PLC                                                 3,522      48,901

Kidde PLC                                                          16,008      15,609
Kingfisher PLC                                                     18,788     109,649
Land Securities PLC                                                 6,367      72,603
Lattice Group PLC                                                  48,006     108,993
Legal & General Group PLC                                          67,446     156,077
Lloyds TSB Group PLC                                               76,002     825,169
Logica PLC                                                          6,630      61,755
Man Group PLC                                                       1,502      26,057
Marconi PLC                                                        61,698      37,488
Marks & Spencer PLC                                                37,999     199,647
Misys PLC                                                           9,480      44,840
National Grid Group PLC                                            20,532     127,896
Next PLC                                                            2,330      30,350
Novar PLC                                                          12,000      22,171
Nycomed Amersham PLC "A"                                            9,180      88,781
P&O Princess Cruises PLC                                           10,594      61,674
Pace Micro Technology PLC                                           3,220      16,402
Pearson PLC                                                        10,997     126,600
Peninsular & Oriental Steam Navigation Co. PLC                     14,694      50,844
Pilkington PLC                                                     20,386      33,229
Provident Financial PLC                                             4,785      44,918
Prudential Corp. PLC                                               27,345     316,789
Railtrack Group PLC                                                 7,258       7,394
Rank Group PLC                                                      8,583      28,731
Reckitt Benckiser PLC                                               3,872      56,353
Reed International PLC                                             17,384     144,212
Rentokil Initial PLC                                               27,771     111,553
Reuters Group PLC                                                  20,144     199,359
Rexam PLC                                                           4,829      26,338
Rio Tinto PLC                                                      14,317     274,214
RMC Group PLC                                                       4,043      36,423
Royal Bank of Scotland Group PLC                                    1,005       1,130
Royal Bank of Scotland Group PLC Warrants (Expires
12/19/02)                                                          37,227     905,889
Royal Sun Alliance Industries Group PLC                            11,087      63,697
Safeway PLC                                                         7,062      32,890
Sage Group PLC                                                     16,813      55,913
Schroders PLC                                                       3,868      47,569
Scottish & Southern Energy PLC                                      5,075      45,055
Scottish Newcastle Breweries PLC                                    3,577      27,331
Scottish Power PLC                                                 24,314     134,469
Serco Group PLC                                                     3,299      17,285
Severn Trent PLC                                                    2,300      24,068
Shell Transport & Trading Co. PLC                                  65,164     447,644
Signet Group PLC                                                   13,690      19,028
Slough Estates PLC                                                  7,368      35,548
Smith & Nephew PLC                                                 13,497      81,521
Smiths Group PLC                                                    8,306      81,839
Spirent PLC                                                         7,443      17,115
SSL International PLC                                               3,915      30,911
Stagecoach Holdings PLC                                            18,275      19,682
Tate & Lyle PLC                                                     6,823      34,259
Taylor Woodrow PLC                                                 11,811      29,223
Tesco PLC                                                          93,596     339,183
3i Group PLC                                                        9,019     112,820
Unilever PLC                                                       39,374     323,198
United Business Media PLC                                           2,720      19,002
United Utilities PLC                                                7,650      68,528

Vodafone Group PLC ADR                                            941,388   2,462,765
Whitebread PLC                                                      3,564      28,477
Wolseley PLC                                                        8,479      70,957
Woolworths Group PLC                                               18,249      12,583
WPP Group PLC                                                      14,387     159,135
---------------------------------------------------------------------------------------
                                                                           23,230,548
---------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $113,304,259)                                                       91,683,061
---------------------------------------------------------------------------------------

Security                                                             Shares     Value
---------------------------------------------------------------------------------------
PREFERRED STOCKS--0.29%

AUSTRALIA--0.20%
---------------------------------------------------------------------------------------
News Corp. Ltd.                                                    27,920     186,514
---------------------------------------------------------------------------------------
                                                                              186,514
---------------------------------------------------------------------------------------

GERMANY--0.09%
---------------------------------------------------------------------------------------
Hugo Boss AG                                                        1,100      23,448
Prosieben Satellite Media AG                                        2,200      11,263
Volkswagen AG                                                       1,600      49,649
---------------------------------------------------------------------------------------
                                                                               84,360
---------------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
(Cost: $370,116)                                                              270,874
---------------------------------------------------------------------------------------

Security                                                           Shares       Value
---------------------------------------------------------------------------------------
SHORT TERM INSTRUMENTS--4.85%

---------------------------------------------------------------------------------------
Barclays Global Investors Funds Institutional Money
Market Fund, Institutional Shares                               2,151,612   2,151,612


Dreyfus Money Market Fund                                         943,453     943,453

Goldman Sachs Financial Square Prime Obligation Fund              579,047     579,047

Providian Temp Cash Money Market Fund                             805,796     805,796
---------------------------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $4,479,908)                                                          4,479,908
---------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 104.30%
(Cost $118,154,283)                                                        96,433,843
---------------------------------------------------------------------------------------
Other Assets, Less Liabilities -- (4.30%)                                  (3,975,210)
---------------------------------------------------------------------------------------
NET ASSETS -- 100.00%                                                     $92,458,633
=======================================================================================

/1/ Non-income earning securities.

The accompanying notes are an integral part of these financial statements.

Bond Index Master Portfolio
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001
--------------------------------------------------------------------------------


ASSETS
Investments in securities at market value (including securities on loan (1)) (Cost: $569,135,875) (Note 1)  $    582,218,547
Receivables:
   Investment securities sold                                                                                     32,664,170
   Interest                                                                                                        7,726,763
                                                                                                            ----------------
Total Assets                                                                                                     622,609,480
                                                                                                            ----------------
LIABILITIES

Payables:
   Investment securities purchased                                                                                36,425,018
   Collateral for securities loaned (Note 4)                                                                      42,439,811
   Advisory fees (Note 2)                                                                                             81,065
                                                                                                            ----------------
Total Liabilities                                                                                                 78,945,894
                                                                                                            ----------------
NET ASSETS                                                                                                   $   543,663,586
                                                                                                            ================

--------------------------------------------------------------------------------

     1 Securities on loan with market value of $41,095,751. See Note 4.



The accompanying notes are an integral part of these financial statements.

Bond Index Master Portfolio
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2001
--------------------------------------------------------------------------------


NET INVESTMENT INCOME
   Interest                                                         $ 30,011,856
   Securities lending income                                              92,718
                                                                  --------------
Total investment income                                               30,104,574
                                                                  --------------
EXPENSES (Note 2)
   Advisory fees                                                         399,118
                                                                  --------------

Total expenses                                                           399,118
                                                                  --------------
Net investment income                                                 29,705,456
                                                                  --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

   Net realized gain on sale of investments                            4,158,973
   Net change in unrealized appreciation
    (depreciation) of investments                                      7,352,844
                                                                  --------------
Net gain on investments                                               11,511,817
                                                                  --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 41,217,273
                                                                  ==============
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Bond Index Master Portfolio
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                           For the Year Ended  For the Year Ended
                                                                                            December 31, 2001   December 31, 2000
                                                                                           ------------------  ------------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
   Net investment income                                                                     $     29,705,456     $    29,718,038
   Net realized gain (loss)                                                                         4,158,973         (7,866,535)
   Net change in unrealized appreciation (depreciation)                                             7,352,844          27,573,231
                                                                                           ------------------  ------------------
Net increase in net assets resulting from operations                                               41,217,273          49,424,734
                                                                                           ------------------  ------------------
Interestholder transactions:
   Contributions                                                                                  181,551,157         173,591,447
   Withdrawals                                                                                   (129,983,477)       (216,581,461)
                                                                                           ------------------  ------------------
Net increase (decrease) in net assets resulting from interestholder transactions                   51,567,680         (42,990,014)
                                                                                           ------------------  ------------------
Increase in net assets                                                                             92,784,953           6,434,720

NET ASSETS:
Beginning of year                                                                                 450,878,633         444,443,913
                                                                                           ------------------  ------------------
End of year                                                                                  $    543,663,586    $    450,878,633
                                                                                           ==================  ==================

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

BOND INDEX MASTER PORTFOLIO
Schedule of Investments
December 31, 2001
--------------------------------------------------------------------------------

Security                                                        Face Amount                    Value
----------------------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES--39.65%
AEROSPACE / DEFENSE--0.77%
----------------------------------------------------------------------------------------------------
Lockheed Martin Corp.
  8.20%, 12/01/09                                        $        1,500,000 $              1,687,842
Northrop Grumman Corp.
  7.13%, 02/15/11                                                   500,000                  521,984
Raytheon Co.
  7.38%, 07/15/25                                                 1,000,000                  931,244
United Technologies Corp.
  6.63%, 11/15/04                                                 1,000,000                1,064,485
----------------------------------------------------------------------------------------------------
                                                                                           4,205,555
----------------------------------------------------------------------------------------------------

AIRLINES--0.24%
----------------------------------------------------------------------------------------------------
Continental Airlines Inc.
  6.65%, 09/15/17                                                   916,312                  800,208
Delta Air Lines Inc.
  7.57%, 11/18/10                                                   500,000                  494,674
----------------------------------------------------------------------------------------------------
                                                                                           1,294,882
----------------------------------------------------------------------------------------------------

AUTO MANUFACTURERS--1.13%
----------------------------------------------------------------------------------------------------
DaimlerChrysler NA Holding Corp.
  7.40%, 01/20/05                                                 1,000,000                1,044,802
  7.75%, 01/18/11                                                   500,000                  518,792
  8.50%, 01/18/31                                                   500,000                  533,755
Ford Motor Company
  6.38%, 02/01/29                                                 1,000,000                  802,540
  7.45%, 07/16/31                                                 1,500,000                1,374,282
General Motors Corp.
  6.25%, 05/01/05                                                 1,000,000                1,006,573
  6.75%, 05/01/28                                                 1,000,000                  875,714
----------------------------------------------------------------------------------------------------
                                                                                           6,156,458
----------------------------------------------------------------------------------------------------

BANKS--6.53%
----------------------------------------------------------------------------------------------------
ABN Amro Bank NV
  7.30%, 12/01/26                                                   500,000                  494,570
Bank of America Corp.
  6.25%, 04/01/08                                                 1,000,000                1,020,076
Bank of New York Co. Inc.
  6.50%, 12/01/03                                                 1,000,000                1,054,777
Bank of Tokyo-Mitsubishi Ltd.
  8.40%, 04/15/10                                                 1,000,000                1,091,147
Bank One Corp.
  5.90%, 11/15/11                                                 1,000,000                  965,025
  6.50%, 02/01/06                                                 1,000,000                1,045,072
  7.63%, 08/01/05                                                   500,000                  540,302
BankBoston Corp.
  6.50%, 12/19/07                                                 1,022,000                1,051,974
Chase Manhattan Corp.
  5.75%, 04/15/04                                                 1,000,000                1,039,173

Credit Suisse First Boston
  5.88%, 08/01/06                                                 1,500,000                1,525,900
Deutsche Bank AG
  6.70%, 12/13/06                                                 1,000,000                1,049,615
First Union Capital Corp.
  8.04%, 12/01/26                                                 1,000,000                1,007,196
First Union Corp.
  6.63%, 07/15/05                                                   500,000                  527,608
International Bank of Reconstruction & Development
  4.75%, 04/30/04                                                 3,000,000                3,076,164
  6.38%, 07/21/05                                                 1,000,000                1,062,995
  7.00%, 01/27/05                                                 1,500,000                1,624,810
JP Morgan Chase & Co.
  6.75%, 02/01/11                                                 1,000,000                1,023,676
KeyCorp
  6.75%, 03/15/06                                                 1,500,000                1,552,114
KFW International Finance Inc.
  7.63%, 02/15/04                                                 3,500,000                3,776,290
  8.00%, 02/15/10                                                   250,000                  285,486
Korea Development Bank
  7.13%, 04/22/04                                                 1,000,000                1,057,666
Mellon Capital II
  8.00%, 01/15/27                                                 1,000,000                1,041,370
National City Corp.
  7.20%, 05/15/05                                                   500,000                  535,865
NationsBank Corp.
  7.75%, 08/15/15                                                 1,000,000                1,091,243
Republic New York Corp.
  7.75%, 05/15/09                                                 1,000,000                1,084,470
Santander Financial Issuances
  6.80%, 07/15/05                                                 1,000,000                1,046,355
Sanwa Bank Ltd.
  7.40%, 06/15/11                                                 1,000,000                  932,829
SunTrust Banks Inc.
  6.38%, 04/01/11                                                   500,000                  507,696
Swiss Bank Corp.
  7.38%, 07/15/15                                                 1,200,000                1,296,659
US Bank NA Minnesota
  6.38%, 08/01/11                                                 1,000,000                1,008,720
Wells Fargo Bank NA
  7.55%, 06/21/10                                                 1,000,000                1,094,588
----------------------------------------------------------------------------------------------------
                                                                                          35,511,431
----------------------------------------------------------------------------------------------------

BEVERAGES--0.73% Anheuser-Busch Companies Inc.
----------------------------------------------------------------------------------------------------
Anheuser-Busch Companies Inc.
  9.00%, 12/01/09                                                 1,500,000                1,807,914
Coca-Cola Enterprises Inc.
  8.00%, 09/15/22                                                 1,000,000                1,148,077
Diageo PLC
  6.13%, 08/15/05                                                 1,000,000                1,032,942
----------------------------------------------------------------------------------------------------
                                                                                           3,988,933
----------------------------------------------------------------------------------------------------

CHEMICALS--0.10%
----------------------------------------------------------------------------------------------------
Dow Chemical Co.
  8.63%, 04/01/06                                                   500,000                  563,958
----------------------------------------------------------------------------------------------------
                                                                                             563,958
----------------------------------------------------------------------------------------------------

COMPUTERS--0.57%
----------------------------------------------------------------------------------------------------

International Business Machines Corp.
  5.63%, 04/12/04                                                 3,000,000                3,117,861
----------------------------------------------------------------------------------------------------
                                                                                           3,117,861
----------------------------------------------------------------------------------------------------

COSMETICS / PERSONAL CARE--0.21%
----------------------------------------------------------------------------------------------------
Procter & Gamble Co.
  8.50%, 08/10/09                                                 1,000,000                1,168,287
----------------------------------------------------------------------------------------------------
                                                                                           1,168,287
----------------------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES--8.19%
----------------------------------------------------------------------------------------------------
American General Finance Corp.
  5.88%, 07/14/06                                                 1,000,000                1,014,696
Associates Corp. NA
  6.88%, 11/15/08                                                 1,410,000                1,486,384
  6.95%, 11/01/18                                                 1,000,000                1,029,465
AXA Financial Inc.
  7.75%, 08/01/10                                                 1,000,000                1,086,416
Bear Stearns Companies Inc.
  6.75%, 04/15/03                                                 1,000,000                1,042,354
Boeing Capital Corp.
  5.65%, 05/15/06                                                 1,500,000                1,498,216
Capital One Bank
  6.88%, 02/01/06                                                 1,000,000                  975,636
Citigroup Inc.
  7.88%, 05/15/25                                                 1,000,000                1,125,489
Countrywide Funding Corp.
  6.88%, 09/15/05                                                 1,000,000                1,047,074
Ford Motor Credit Co.
  7.25%, 10/25/11                                                 1,000,000                  973,126
  7.50%, 03/15/05                                                 3,400,000                3,519,486
  7.88%, 06/15/10                                                 1,000,000                1,014,154
General Electric Capital Corp.
  6.50%, 12/10/07                                                 1,000,000                1,062,485
  6.80%, 11/01/05                                                 1,000,000                1,071,273
  7.25%, 05/03/04                                                 2,000,000                2,158,632
General Motors Acceptance Corp.
  6.13%, 09/15/06                                                   500,000                  494,874
  6.75%, 01/15/06                                                 1,000,000                1,016,466
  6.88%, 09/15/11                                                 1,000,000                  979,559
  7.13%, 05/01/03                                                 4,500,000                4,646,817
  7.25%, 03/02/11                                                   500,000                  502,051
Goldman Sachs Group Inc.
  7.63%, 08/17/05                                                 1,000,000                1,082,140
Heller Financial Inc.
  6.40%, 01/15/03                                                 1,000,000                1,040,766
Household Finance Corp.
  6.00%, 05/01/04                                                 2,000,000                2,078,892
  6.50%, 01/24/06                                                 1,000,000                1,024,948
  8.00%, 07/15/10                                                 1,000,000                1,076,487
Lehman Brothers Inc.
  7.63%, 06/01/06                                                 2,500,000                2,689,300
Merrill Lynch & Co. Inc.
  6.00%, 02/17/09                                                 2,000,000                1,991,632
  6.38%, 10/15/08                                                 1,000,000                1,019,401
Morgan Stanley Dean Witter & Co.
  5.63%, 01/20/04                                                 1,000,000                1,035,107
  8.00%, 06/15/10                                                 1,000,000                1,099,491
National Rural Utilities

  6.00%, 05/15/06                                                   500,000                  507,937
Norwest Financial Inc.
  5.38%, 09/30/03                                                 1,000,000                1,030,546
Washington Mutual Inc.
  7.50%, 08/15/06                                                 1,000,000                1,079,354
----------------------------------------------------------------------------------------------------
                                                                                          44,500,654
----------------------------------------------------------------------------------------------------

ELECTRIC--2.99%
----------------------------------------------------------------------------------------------------
American Electric Power Inc., Series A
  6.13%, 05/15/06                                                 1,000,000                  989,919
Dominion Resources Inc.
  7.63%, 07/15/05                                                 1,000,000                1,066,165
  8.13%, 06/15/10                                                 1,000,000                1,101,840
Duke Energy Field Services Corp.
  7.50%, 08/16/05                                                 1,000,000                1,045,131
FirstEnergy Corp.
  5.50%, 11/15/06                                                 1,000,000                  983,912
  7.38%, 11/15/31                                                   500,000                  488,141
Houston Lighting & Power Co.
  6.50%, 04/21/03                                                 4,000,000                4,110,976
HQI Transelec Chilie SA
  7.88%, 04/15/11                                                   500,000                  505,966
Korea Electric Power Corp.
  6.38%, 12/01/03                                                 1,000,000                1,035,260
Niagara Mohawk Power Corp.
  7.38%, 07/01/03                                                   756,098                  786,508
  7.63%, 10/01/05                                                   529,268                  559,851
Progress Energy Inc.
  7.75%, 03/01/31                                                   500,000                  534,788
PSEG Power
  7.75%, 04/15/11                                                 1,000,000                1,047,966
Texas Utilities Co.
  6.38%, 01/01/08                                                 1,000,000                  989,699
Wisconsin Energy Corp.
  5.88%, 04/01/06                                                 1,000,000                1,014,285
----------------------------------------------------------------------------------------------------
                                                                                          16,260,407
----------------------------------------------------------------------------------------------------

ELECTRONICS--0.18%
----------------------------------------------------------------------------------------------------
Midwest Generation LLC
  8.56%, 01/02/16                                                 1,000,000                  981,240
----------------------------------------------------------------------------------------------------
                                                                                             981,240
----------------------------------------------------------------------------------------------------

ENERGY & RELATED--0.10%
----------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co.
  8.48%, 09/15/28                                                   500,000                  540,420
----------------------------------------------------------------------------------------------------
                                                                                             540,420
----------------------------------------------------------------------------------------------------

FOOD--1.89%
----------------------------------------------------------------------------------------------------
Albertson's Inc.
  6.63%, 06/01/28                                                 1,000,000                  924,650
Archer-Daniels-Midland Co.
  8.38%, 04/15/17                                                   500,000                  596,762
ConAgra Foods Inc.
  6.00%, 09/15/06                                                   500,000                  511,651
  7.40%, 09/15/04                                                 1,000,000                1,075,045
Delhaize America Inc.
  7.38%, 04/15/06                                                 1,000,000                1,060,145
Fred Meyer Inc.

  7.45%, 03/01/08                                                 1,000,000                1,074,008
Kellogg Co.
  6.60%, 04/01/11                                                 1,000,000                1,027,749
Kraft Foods Inc.
  5.63%, 11/01/11                                                 1,000,000                  969,810
Kroger Co.
  7.00%, 05/01/18                                                 1,000,000                  993,461
Safeway Inc.
  6.50%, 11/15/08                                                 1,000,000                1,027,796
Tyson Foods Inc.
  7.25%, 10/01/06                                                 1,000,000                1,037,006
----------------------------------------------------------------------------------------------------
                                                                                          10,298,083
----------------------------------------------------------------------------------------------------

FOREST PRODUCTS & PAPER--0.58%
----------------------------------------------------------------------------------------------------
Abitibi-Consolidated Inc.
  8.55%, 08/01/10                                                 1,000,000                1,053,689
Georgia Pacific Corp.
  9.50%, 12/01/11                                                 1,000,000                1,069,838
International Paper Co.
  6.75%, 09/01/11                                                   500,000                  505,594
Weyerhaeuser Co.
  6.00%, 08/01/06                                                   500,000                  501,759
----------------------------------------------------------------------------------------------------
                                                                                           3,130,880
----------------------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS / WARES--0.20%
----------------------------------------------------------------------------------------------------
Unilever Capital Corp.
  6.88%, 11/01/05                                                 1,000,000                1,067,031
----------------------------------------------------------------------------------------------------
                                                                                           1,067,031
----------------------------------------------------------------------------------------------------

INSURANCE--0.39%
----------------------------------------------------------------------------------------------------
Allstate Corp.
  7.20%, 12/01/09                                                 1,000,000                1,058,791
Lion Connecticut Holdings Inc.
  7.13%, 08/15/06                                                 1,000,000                1,063,098
----------------------------------------------------------------------------------------------------
                                                                                           2,121,889
----------------------------------------------------------------------------------------------------

MACHINERY-CONSTRUCTION & MINING--0.20%
----------------------------------------------------------------------------------------------------
Caterpillar Inc.
  7.25%, 09/15/09                                                 1,000,000                1,087,241
----------------------------------------------------------------------------------------------------
                                                                                           1,087,241
----------------------------------------------------------------------------------------------------

MANUFACTURERS--0.18%
----------------------------------------------------------------------------------------------------
Tyco International Group
  6.88%, 01/15/29                                                 1,000,000                  959,333
----------------------------------------------------------------------------------------------------
                                                                                             959,333
----------------------------------------------------------------------------------------------------

MANUFACTURING--0.11%
----------------------------------------------------------------------------------------------------
Norsk Hydro ASA
  6.36%, 01/15/09                                                   590,000                  590,909
----------------------------------------------------------------------------------------------------
                                                                                             590,909
----------------------------------------------------------------------------------------------------

MEDIA--2.48%
----------------------------------------------------------------------------------------------------
Comcast Cable Communications
  8.38%, 05/01/07                                                 2,000,000                2,205,194
TCI Communications Inc.
  7.12%, 02/15/28                                                   500,000                  474,813
  8.75%, 08/01/15                                                 1,500,000                1,698,782
Time Warner Entertainment Co.

  8.38%, 03/15/23                                                 2,500,000                2,786,873
Viacom Inc.
  7.75%, 06/01/05                                                 3,500,000                3,773,935
Walt Disney Co. (The)
  5.13%, 12/15/03                                                 2,000,000                2,036,410
  6.75%, 03/30/06                                                   500,000                  520,417
----------------------------------------------------------------------------------------------------
                                                                                          13,496,424
----------------------------------------------------------------------------------------------------

MINING--0.20%
----------------------------------------------------------------------------------------------------
Alcoa Inc.
  7.38%, 08/01/10                                                 1,000,000                1,088,873
----------------------------------------------------------------------------------------------------
                                                                                           1,088,873
----------------------------------------------------------------------------------------------------

MULTI-NATIONAL--0.84%
----------------------------------------------------------------------------------------------------
Asian Development Bank
  6.75%, 06/11/07                                                 1,000,000                1,073,612
Inter-American Development Bank
  7.00%, 06/16/03                                                 1,500,000                1,589,715
  7.38%, 01/15/10                                                 1,000,000                1,112,129
  8.40%, 09/01/09                                                   200,000                  235,372
  8.50%, 03/15/11                                                   450,000                  536,725
----------------------------------------------------------------------------------------------------
                                                                                           4,547,553
----------------------------------------------------------------------------------------------------

OIL & GAS PRODUCERS--1.87%
----------------------------------------------------------------------------------------------------
Amerada Hess Corp.
  7.30%, 08/15/31                                                   500,000                  503,532
Amoco Canada
  7.25%, 12/01/02                                                 1,000,000                1,043,510
Anadarko Finance Co.
  7.50%, 05/01/31                                                 1,000,000                1,042,166
Burlington Resource Finance
  5.60%, 12/01/06                                                 1,000,000                  983,108
Conoco Funding Co.
  6.35%, 10/15/11                                                   500,000                  504,381
Conoco Inc.
  5.90%, 04/15/04                                                 1,000,000                1,038,546
Devon Financing Corp. ULC
  6.88%, 09/30/11                                                 1,000,000                  977,788
Occidental Petroleum Corp.
  7.20%, 04/01/28                                                 1,000,000                  985,088
Petroleos Mexicanos
  9.25%, 03/30/18                                                 1,000,000                1,035,000
  9.38%, 12/02/08                                                 1,000,000                1,080,000
Phillips 66 Capital Trust II
  8.00%, 01/15/37                                                 1,000,000                  997,387
----------------------------------------------------------------------------------------------------
                                                                                          10,190,506
----------------------------------------------------------------------------------------------------

PHARMACEUTICALS--0.47%
----------------------------------------------------------------------------------------------------
Abbott Laboratories
  5.13%, 07/01/04                                                 1,000,000                1,029,916
American Home Products Corp.
  6.25%, 03/15/06                                                   500,000                  517,728
Bristol-Myers Squibb Co.
  5.75%, 10/01/11                                                 1,000,000                  990,575
----------------------------------------------------------------------------------------------------
                                                                                           2,538,219
----------------------------------------------------------------------------------------------------

PIPELINES--0.45%
----------------------------------------------------------------------------------------------------
Columbia Energy Group

  7.62%, 11/28/25                                                 1,000,000                  937,619
Sonat Inc.
  7.63%, 07/15/11                                                 1,000,000                1,015,015
Williams Companies Inc.
  7.50%, 01/15/31                                                   500,000                  487,106
----------------------------------------------------------------------------------------------------
                                                                                           2,439,740
----------------------------------------------------------------------------------------------------

PUBLISHING--0.19%
----------------------------------------------------------------------------------------------------
News America Holdings Inc.
  7.60%, 10/11/15                                                 1,000,000                1,018,170
----------------------------------------------------------------------------------------------------
                                                                                           1,018,170
----------------------------------------------------------------------------------------------------

REAL ESTATE--0.28%
----------------------------------------------------------------------------------------------------
EOP Operating LP
  6.38%, 02/15/03                                                 1,000,000                1,029,750
  7.00%, 07/15/11                                                   500,000                  503,407
----------------------------------------------------------------------------------------------------
                                                                                           1,533,157
----------------------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS--0.09%
----------------------------------------------------------------------------------------------------
AvalonBay Communities Inc.
  6.63%, 09/15/11                                                   500,000                  490,969
----------------------------------------------------------------------------------------------------
                                                                                             490,969
----------------------------------------------------------------------------------------------------

RETAIL--0.78%
----------------------------------------------------------------------------------------------------
Dayton Hudson
  6.65%, 08/01/28                                                 1,000,000                1,002,004
Federated Department Stores Inc.
  6.63%, 04/01/11                                                 1,000,000                  985,007
Wal-Mart Stores Inc.
  8.50%, 09/15/24                                                 2,000,000                2,233,826
----------------------------------------------------------------------------------------------------
                                                                                           4,220,837
----------------------------------------------------------------------------------------------------

TELECOMMUNICATIONS--1.62%
----------------------------------------------------------------------------------------------------
AT&T Wireless Services Inc.
  7.88%, 03/01/11                                                 1,000,000                1,069,009
Bell Telephone Canada
  9.50%, 10/15/10                                                   250,000                  289,866
British Telecom PLC
  8.13%, 12/15/10                                                 1,000,000                1,106,905
Cingular Wireless
  5.63%, 12/15/06                                                 1,000,000                1,008,330
Citizens Communications
  8.50%, 05/15/06                                                 1,000,000                1,069,350
Cox Communications Inc.
  7.50%, 08/15/04                                                 1,000,000                1,067,010
Qwest Corp.
  7.63%, 06/09/03                                                 1,000,000                1,022,496
Telus Corp.
  8.00%, 06/01/11                                                 1,000,000                1,061,172
Vodafone Group PLC
  7.75%, 02/15/10                                                 1,000,000                1,098,296
----------------------------------------------------------------------------------------------------
                                                                                           8,792,434
----------------------------------------------------------------------------------------------------

TELEPHONE--3.86%
----------------------------------------------------------------------------------------------------
AT&T Corp.
  6.50%, 11/15/06                                                 2,000,000                2,033,212
  8.00%, 11/15/31                                                   500,000                  523,284
British Telecom PLC

  7.88%, 12/15/05                                                   500,000                  535,604
Deutsche Telekom International Finance AG
  8.00%, 06/15/10                                                 1,000,000                1,094,389
  8.25%, 06/15/30                                                 1,000,000                1,109,876
New York Telephone Co.
  6.00%, 04/15/08                                                   500,000                  496,613
  7.00%, 12/01/33                                                 2,305,000                2,141,195
Qwest Capital Funding
  5.88%, 08/03/04                                                 1,000,000                  989,897
  7.25%, 02/15/11                                                 1,000,000                  974,472
  7.75%, 02/15/31                                                 1,000,000                  959,472
Sprint Capital Corp.
  6.13%, 11/15/08                                                 3,000,000                2,914,197
Telefonica Europe BV
  8.25%, 09/15/30                                                   500,000                  550,817
WorldCom Inc.
  6.25%, 08/15/03                                                 1,000,000                1,025,071
  6.40%, 08/15/05                                                 2,500,000                2,526,115
  7.50%, 05/15/11                                                 1,000,000                1,028,675
  7.88%, 05/15/03                                                 1,000,000                1,045,463
  8.25%, 05/15/31                                                 1,000,000                1,057,055
----------------------------------------------------------------------------------------------------
                                                                                          21,005,407
----------------------------------------------------------------------------------------------------

TRANSPORTATION--1.23%
----------------------------------------------------------------------------------------------------
Burlington North Santa Fe Corp.
  6.53%, 07/15/37                                                 1,000,000                1,044,161
  7.13%, 12/15/10                                                 1,000,000                1,049,342
Canadian National Railway Co.
  6.45%, 07/15/00                                                 1,300,000                1,339,567
CSX Corp.
  7.90%, 05/01/17                                                 1,000,000                1,115,004
Norfolk Southern Corp.
  7.70%, 05/15/17                                                 1,000,000                1,091,529
Union Pacific Corp.
  6.79%, 11/09/07                                                 1,000,000                1,032,283
----------------------------------------------------------------------------------------------------
                                                                                           6,671,886
----------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS & NOTES
(Cost: $209,802,522)                                                                     215,579,627
----------------------------------------------------------------------------------------------------

Security                                                        Face Amount                    Value
----------------------------------------------------------------------------------------------------

FOREIGN GOVERNMENT BONDS &
NOTES++--3.06%
----------------------------------------------------------------------------------------------------
Corp. Andina de Fomento
  7.75%, 03/01/04                                                 1,000,000                1,063,505
France Telecom SA
  7.75%, 03/01/11                                                 1,500,000                1,606,663
Hydro Quebec
  8.40%, 01/15/22                                                 2,000,000                2,391,290
Italy (Republic of)
  6.00%, 02/22/11                                                 2,000,000                2,030,436
Manitoba (Province of)
  4.25%, 11/20/06                                                 1,000,000                  970,450
Mexico Government International Bond
  9.88%, 01/15/07                                                 1,000,000                1,132,500
  11.50%, 05/15/26                                                1,000,000                1,274,000
Ontario (Province of)
  7.63%, 06/22/04                                                 3,750,000                4,074,949

Quebec (Province of)
  5.75%, 02/15/09                                                 1,000,000                  999,813
United Mexican States
  8.50%, 02/01/06                                                 1,000,000                1,072,500
----------------------------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $16,117,924)                                                                       16,616,106
----------------------------------------------------------------------------------------------------

Security                                                        Face Amount                    Value
----------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS--49.68%
----------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES--30.93%
----------------------------------------------------------------------------------------------------
U.S. Treasury Bonds
  5.25%, 02/15/29                                                 3,700,000                3,473,808
  6.00%, 02/15/26                                                 1,200,000                1,236,750
  6.13%, 11/15/27                                                 1,600,000                1,683,062
  6.25%, 05/15/30                                                 3,500,000                3,791,347
  6.50%, 11/15/26                                                 1,500,000                1,645,663
  7.13%, 02/15/23                                                 2,200,000                2,561,711
  7.25%, 05/15/16                                                 1,800,000                2,081,039
  7.50%, 11/15/16                                                   500,000                  591,269
  7.63%, 02/15/25                                                 2,800,000                3,459,641
  8.00%, 11/15/21                                                 3,250,000                4,112,647
  8.13%, 08/15/19                                                 1,850,000                2,335,769
  8.75%, 11/15/08                                                   500,000                  550,898
  8.75%, 05/15/17                                                 1,600,000                2,101,688
  8.75%, 05/15/20                                                 2,800,000                3,752,000
  9.13%, 05/15/09                                                 1,000,000                1,123,984
  9.13%, 05/15/18                                                 1,500,000                2,044,629
  9.25%, 02/15/16                                                   600,000                  811,313
  9.38%, 02/15/06                                                   800,000                  954,250
  9.88%, 11/15/15                                                 1,500,000                2,117,109
  10.38%, 11/15/12                                                1,300,000                1,667,758
  11.25%, 02/15/15                                                  650,000                  994,932
  11.75%, 11/15/14                                                  500,000                  715,097
  12.00%, 08/15/13                                                1,100,000                1,536,777
  12.50%, 08/15/14                                                  400,000                  587,766
  12.75%, 11/15/10                                                  500,000                  650,351
  13.25%, 05/15/14                                                  850,000                1,281,110
  13.88%, 05/15/11                                                  600,000                  825,235
U.S. Treasury Notes
  3.50%, 11/15/06                                                 1,800,000                1,735,171
  4.25%, 11/15/03                                                 1,500,000                1,535,742
  4.63%, 05/15/06                                                 1,000,000                1,013,945
  4.75%, 02/15/04                                                 2,100,000                2,168,250
  4.75%, 11/15/08                                                 4,300,000                4,283,204
  5.00%, 02/15/11                                                 2,900,000                2,891,164
  5.25%, 05/15/04                                                 3,700,000                3,857,827
  5.38%, 06/30/03                                                 2,250,000                2,343,339
  5.50%, 01/31/03                                                 2,100,000                2,175,140
  5.50%, 02/28/03                                                 3,500,000                3,630,977
  5.50%, 03/31/03                                                 3,000,000                3,117,306
  5.50%, 05/31/03                                                 1,450,000                1,511,058
  5.50%, 05/15/09                                                 1,500,000                1,554,433
  5.63%, 12/31/02                                                 5,000,000                5,175,585
  5.63%, 02/15/06                                                 3,000,000                3,161,250
  5.63%, 05/15/08                                                 4,200,000                4,402,453
  5.75%, 04/30/03                                                 1,000,000                1,044,141

  5.75%, 08/15/03                                                 2,700,000                2,828,566
  5.75%, 11/15/05                                                 6,500,000                6,866,893
  5.75%, 08/15/10                                                 3,200,000                3,359,251
  5.88%, 02/15/04                                                 1,000,000                1,055,156
  5.88%, 11/15/04                                                 3,500,000                3,705,898
  6.00%, 08/15/04                                                 2,000,000                2,122,812
  6.00%, 08/15/09                                                 2,800,000                2,984,954
  6.13%, 08/15/07                                                 2,100,000                2,259,470
  6.25%, 02/15/03                                                 3,800,000                3,968,625
  6.25%, 02/15/07                                                 2,500,000                2,701,173
  6.50%, 05/15/05                                                 1,000,000                1,080,625
  6.50%, 08/15/05                                                 2,000,000                2,166,172
  6.50%, 10/15/06                                                 1,700,000                1,851,473
  6.50%, 02/15/10                                                 2,800,000                3,076,063
  6.63%, 05/15/07                                                 2,500,000                2,747,853
  6.75%, 05/15/05                                                 4,000,000                4,349,064
  6.88%, 05/15/06                                                 4,100,000                4,518,327
  7.00%, 07/15/06                                                 6,900,000                7,644,986
  7.25%, 08/15/04                                                 8,950,000                9,773,328
  7.50%, 02/15/05                                                 1,300,000                1,440,208
  7.88%, 11/15/04                                                 3,000,000                3,335,742
----------------------------------------------------------------------------------------------------
                                                                                         168,125,227
----------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY BONDS & NOTES--18.75%
----------------------------------------------------------------------------------------------------
Federal Home Loan Bank
  5.38%, 05/15/06                                                 3,000,000                3,074,046
  5.40%, 01/15/03                                                 1,500,000                1,547,025
  5.50%, 01/21/03                                                 1,000,000                1,032,726
  5.95%, 07/28/08                                                 3,500,000                3,629,665
  6.09%, 06/02/06                                                 1,500,000                1,579,718
  6.13%, 08/15/03                                                 1,000,000                1,049,510
  6.88%, 08/15/03                                                 1,000,000                1,061,323
  7.63%, 05/15/07                                                 1,000,000                1,126,875
Federal Home Loan Mortgage Corporation
  5.00%, 01/15/04                                                 5,000,000                5,159,760
  5.75%, 07/15/03                                                 4,000,000                4,174,816
  5.75%, 03/15/09                                                   500,000                  508,786
  6.75%, 09/15/29                                                 2,500,000                2,655,180
  6.88%, 09/15/10                                                 2,000,000                2,157,244
  7.00%, 07/15/05                                                 1,000,000                1,086,704
  7.38%, 05/15/03                                                 4,000,000                4,252,772
Federal National Mortgage Association
  0.00%, 06/01/17                                                 1,000,000                  371,077
  3.13%, 11/15/03                                                 1,000,000                1,000,316
  5.13%, 02/13/04                                                 3,104,000                3,209,893
  5.25%, 01/15/09                                                 1,000,000                  989,970
  5.50%, 02/15/06                                                 3,000,000                3,090,042
  5.50%, 03/15/11                                                 3,300,000                3,243,035
  6.00%, 01/14/32                              1                 10,000,000                9,784,380
  6.25%, 02/01/11                                                 1,000,000                1,017,136
  6.26%, 02/25/09                                                 5,000,000                5,027,105
  6.38%, 06/15/09                                                   394,000                  415,388
  6.50%, 01/14/32                              1                 25,000,000               25,000,000
  6.50%, 08/15/04                                                 1,500,000                1,604,759
  6.63%, 10/15/07                                                 1,000,000                1,077,696
  6.80%, 01/10/03                                                 1,400,000                1,463,218
  7.00%, 07/15/05                                                 3,500,000                3,808,242
  7.25%, 01/15/10                                                   500,000                  551,641

Financing Corp.
  8.60%, 09/26/19                                                 1,150,000                1,442,649
  9.65%, 11/02/18                                                   500,000                  678,985
Tennessee Valley Authority
  6.00%, 03/15/13                                                 1,000,000                1,003,043
  6.25%, 12/15/17                                                 1,600,000                1,609,213
  6.88%, 12/15/43                                                 1,000,000                  981,094
  7.13%, 05/01/30                                                   450,000                  495,632
----------------------------------------------------------------------------------------------------
                                                                                         101,960,664
----------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost: $263,278,506)                                                                     270,085,891
----------------------------------------------------------------------------------------------------

Security                                                        Face Amount                    Value
----------------------------------------------------------------------------------------------------
SHORT TERM INSTRUMENTS--14.70%
----------------------------------------------------------------------------------------------------
Barclays Global Investors Funds Institutional Money
Market Fund, Institutional Shares                                56,268,767               56,268,767

Dreyfus Money Market Fund                                         9,090,611                9,090,611

Goldman Sachs Financial Square Prime Obligation Fund              4,186,281                4,186,281

Providian Temp Cash Money Market Fund                            10,391,264               10,391,264
----------------------------------------------------------------------------------------------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $79,936,923)                                                                       79,936,923
----------------------------------------------------------------------------------------------------


TOTAL INVESTMENTS IN SECURITIES -- 107.09%
(Cost $569,135,875)                                                                      582,218,547
----------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities -- (7.09%)                                                (38,554,961)
----------------------------------------------------------------------------------------------------
NET ASSETS -- 100.00%                                                                   $543,663,586
====================================================================================================

1    TBA
++   Investment is denominated in U.S. Dollars.

The accompanying notes are an integral part of these financial statements.

Money Market Master Portfolio
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001
--------------------------------------------------------------------------------


ASSETS
Investments in securities, at amortized cost (Cost:  $1,760,723,671) (Note 1)  $  1,760,723,671
Cash                                                                                        901
Receivables:
     Interest                                                                         4,061,625
                                                                               ----------------
Total Assets                                                                      1,764,786,197
                                                                               ----------------

LIABILITIES

Payables:

     Advisory fees (Note 2)                                                             304,086
                                                                               ----------------
Total Liabilities                                                                       304,086
                                                                               ----------------
NET ASSETS                                                                     $  1,764,482,111
                                                                               ================

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Money Market Master Portfolio
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2001
--------------------------------------------------------------------------------

NET INVESTMENT INCOME
     Interest                                                           $ 37,482,531
                                                                       -------------
Total investment income                                                   37,482,531
                                                                       -------------
EXPENSES (Note 2)
     Advisory fees                                                           997,827
                                                                       -------------
Total expenses                                                               997,827
                                                                       -------------
Net investment income                                                     36,484,704
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     Net realized gain on sale of investments                                 26,158
                                                                       -------------
Net gain on investments                                                       26,158
                                                                       -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $ 36,510,862
                                                                       =============

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


Money Market Master Portfolio
STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------

                                                                       For the Year Ended   For the Year Ended
                                                                        December 31, 2001    December 31, 2000
                                                                      -------------------- --------------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
   Net investment income                                                $      36,484,704    $      26,598,971
   Net realized gain                                                               26,158                   22
                                                                      -------------------  -------------------
Net increase in net assets resulting from operations                           36,510,862           26,598,993
                                                                      -------------------  -------------------
Interestholder transactions:
   Contributions                                                            7,101,626,395        1,633,105,244
   Withdrawals                                                             (5,886,952,331)      (1,391,880,314)
                                                                      -------------------  -------------------
Net increase in net assets resulting from interestholder transactions       1,214,674,064          241,224,930
                                                                      -------------------  -------------------

Increase in net assets                                                      1,251,184,926          267,823,923

NET ASSETS:
Beginning of year                                                             513,297,185          245,473,262
                                                                      -------------------  -------------------
End of year                                                             $   1,764,482,111    $     513,297,185
                                                                      ===================  ===================
-----------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO
Schedule of Investments
December 31, 2001

Security                                             Face Amount           Value
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--11.12%
--------------------------------------------------------------------------------
Bayerische Hypo-Und Vereinsbank AG
  1.78%, 02/14/02                                    $ 5,000,000     $ 5,000,000
  2.05%, 01/31/02                                     40,000,000      40,000,000
Bayerische Landesbank
  5.05%, 02/26/02                                     20,000,000      20,097,150
BNP Paribas
  3.42%, 03/06/02                                     15,000,000      15,037,014
Chase Manhattan Bank USA
  1.75%, 03/12/02                                     25,000,000      25,000,000
Comerica Bank-Detroit
  3.71%, 09/17/02                                     10,000,000      10,004,049
Commerzbank AG
  3.64%, 01/22/02                                      5,000,000       5,000,037
Dresdner Bank AG
  2.53%, 10/15/02                                     10,000,000      10,041,195
Societe Generale
  3.88%, 07/29/02                                     15,000,000      14,998,329
Svenska Handelsbanken AB
  1.84%, 01/17/02                                     36,000,000      35,999,839
Toronto-Dominion Bank
  2.04%, 11/13/02                                     10,000,000      10,000,000
US Bank NA Minnesota
  3.44%, 02/25/02                                      5,000,000       5,000,000
--------------------------------------------------------------------------------

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $196,177,613)                                                 196,177,613
--------------------------------------------------------------------------------

Security                                             Face Amount           Value
--------------------------------------------------------------------------------
COMMERCIAL PAPER--51.73%
--------------------------------------------------------------------------------
Amstel Funding Corp.
  1.93%, 04/12/02                                     11,483,000      11,420,823
  1.97%, 03/07/02                                      5,000,000       4,982,215
  2.12%, 02/12/02                                     10,000,000       9,975,267
  2.15%, 05/24/02                                     10,000,000       9,914,597
  2.34%, 01/04/02                                     10,000,000       9,998,054
  2.34%, 03/04/02                                      8,767,000       8,731,669
  2.37%, 04/10/02                                     20,000,000      19,869,650
  3.53%, 02/11/02                                      5,000,000       4,979,899
Banque Generale du Luxembourg
  1.92%, 02/04/02                                     25,000,000      24,954,667
COFCO Capital Corp.
  1.86%, 01/10/02                                     14,400,000      14,393,304
Danske Corp.
  3.39%, 02/19/02                                      5,000,000       4,976,929
Deutsche Bank Financial LLC
  2.06%, 02/11/02                                     10,000,000       9,976,539
Dorada Finance Inc.
  2.32%, 01/22/02                                      5,000,000       4,993,233
Edison Asset Securitization Corp.
  2.07%, 02/14/02                                     10,000,000       9,974,700

Falcon Asset Securitization Corp.
  1.87%, 02/15/02                                      5,560,000       5,547,004
Fayette Funding LP
  2.00%, 02/06/02                                     20,000,000      19,960,000
Formosa Plastics
  1.80%, 03/21/02                                     13,000,000      12,948,650
  2.07%, 02/20/02                                      3,740,000       3,729,248
Forrestal Funding Corp.
  1.92%, 03/05/02                                     20,000,000      19,932,800
  2.13%, 01/28/02                                     25,000,000      24,960,063
GE Capital International
  1.81%, 03/20/02                                     10,000,000       9,960,783
  2.29%, 02/13/02                                     25,000,000      24,931,618
General Electric Capital Corp.
  2.03%, 02/22/02                                     10,000,000       9,970,678
  3.36%, 02/19/02                                     10,000,000       9,954,266
Goldman Sachs Group Inc.
  1.75%, 01/02/02                                     37,000,000      36,998,201
Intrepid Funding
  2.10%, 01/18/02                                     13,053,000      13,040,056
  2.10%, 01/28/02                                     35,000,000      34,944,875
  2.38%, 01/18/02                                     29,000,000      28,967,407
Jupiter Securitization Corp.
  1.87%, 02/14/02                                      3,679,000       3,670,591
  1.87%, 02/13/02                                      4,382,000       4,372,212
  2.05%, 01/04/02                                      5,000,000       4,999,146
  2.07%, 01/22/02                                     10,000,000       9,987,925
  2.08%, 01/16/02                                     10,000,000       9,991,333
  2.32%, 01/22/02                                      9,844,000       9,830,678
  2.35%, 01/14/02                                      5,138,000       5,133,640
  3.58%, 01/28/02                                      8,147,000       8,125,125
K2 USA LLC
  1.84%, 03/05/02                                     20,000,000      19,935,600
  2.37%, 02/15/02                                     16,000,000      15,952,700
Liberty Street Funding Corp.
  1.85%, 02/08/02                                     25,000,000      24,951,181
  1.95%, 02/08/02                                     10,000,000       9,979,417
  2.00%, 01/31/02                                      3,580,000       3,574,033
  2.12%, 01/24/02                                     17,193,000      17,169,713
  2.25%, 04/19/02                                      6,162,000       6,120,407
Loch Ness LLC
  1.79%, 03/11/02                                      2,304,000       2,296,095
  1.80%, 03/11/02                                     10,000,000       9,965,500
  1.85%, 03/19/02                                      8,000,000       7,968,344
  2.05%, 04/30/02                                      7,765,000       7,712,381
  2.05%, 01/15/02                                      3,500,000       3,497,210
  2.12%, 01/15/02                                      4,842,000       4,838,008
  2.29%, 01/22/02                                     20,000,000      19,973,283
  3.60%, 01/10/02                                      5,000,000       4,995,500
  3.61%, 01/23/02                                     10,000,000       9,977,939
  3.66%, 01/15/02                                     10,000,000       9,985,767
Market Street Funding Corp.
  2.11%, 01/11/02                                     10,000,000       9,994,139
Moat Funding LLC
  1.79%, 02/19/02                                     25,000,000      24,939,090
  2.28%, 04/22/02                                     20,000,000      19,859,400
  3.58%, 01/22/02                                     10,000,000       9,979,116
Moriarty LLC
  2.09%, 02/19/02                                     15,000,000      14,957,329

Receivables Capital Corp.
  2.05%, 01/18/02                                     15,000,000      14,985,479
Sigma Finance Inc.
  1.80%, 02/11/02                                     16,976,000      16,941,199
  2.35%, 01/24/02                                      3,000,000       2,995,496
Silver Tower US Funding LLC
  1.99%, 01/07/02                                     20,000,000      19,993,367
  2.10%, 01/23/02                                     15,000,000      14,980,750
  2.14%, 02/01/02                                     20,000,000      19,963,145
  2.14%, 01/28/02                                      9,000,000       8,985,555
Special Purpose Accounts Receivable Corp.
  2.09%, 01/29/02                                     20,000,000      19,967,489
Svenska Handelsbanken Inc.
  1.91%, 05/06/02                                     10,000,000       9,933,681
Swedish Export Credit Corp.
  1.82%, 03/12/02                                     54,525,000      54,332,042
Thames Asset Global Securitization Inc.
  2.56%, 01/30/02                                     10,000,000       9,979,378
--------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
(Cost: $912,777,578)                                                 912,777,578
--------------------------------------------------------------------------------

Security                                             Face Amount           Value
--------------------------------------------------------------------------------
MEDIUM TERM NOTES--5.37%
--------------------------------------------------------------------------------
Beta Finance Co. Ltd.
  2.54%, 10/16/02                                     15,000,000      15,000,000
  3.67%, 09/10/02                                     15,000,000      15,000,000
  4.31%, 05/31/02                                      5,000,000       5,000,000
Dorada Finance Inc.
  4.08%, 07/16/02                                      5,000,000       5,000,000
General Electric Capital Corp.
  5.50%, 04/15/02                                      4,700,000       4,742,082
K2 USA LLC
  2.21%, 11/12/02                                     10,000,000      10,000,000
Links Finance LLC
  2.20%, 11/19/02                                     15,000,000      15,000,000
  2.58%, 11/13/02                                     15,000,000      15,000,000
Sigma Finance Inc.
  4.16%, 08/06/02                                     10,000,000      10,000,000
--------------------------------------------------------------------------------

TOTAL MEDIUM TERM NOTES
(Cost: $94,742,082)                                                   94,742,082
--------------------------------------------------------------------------------

Security                                             Face Amount           Value
--------------------------------------------------------------------------------
U.S. GOVERNEMNT AGENCY OBLIGATIONS--1.11%
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation
  2.07%, 11/07/02                                     20,000,000      19,643,500
--------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $19,643,500)                                                   19,643,500
--------------------------------------------------------------------------------

Security                                             Face Amount           Value
--------------------------------------------------------------------------------
VARIABLE & FLOATING RATE NOTES--28.17%
--------------------------------------------------------------------------------
Associates Corp. of North America
  1.91%, 06/17/02                                     15,000,000      14,999,987
  2.22%, 05/17/02                                      2,500,000       2,501,330
  2.28%, 02/04/02                                      1,000,000       1,000,124
  2.33%, 05/01/02                                      6,500,000       6,502,949

Associates Manufactured Housing Certificates
  2.13%, 10/15/02                                      3,522,523       3,522,523
Bank of America Corp.
  2.02%, 06/17/02                                      5,285,000       5,292,837
  2.68%, 08/01/02                                      2,000,000       2,005,278
  3.75%, 02/11/02                                     20,000,000      20,006,527
Bank One Corp.
  2.00%, 06/26/02                                      3,000,000       3,000,260
  2.11%, 08/12/02                                      2,000,000       2,002,425
  2.21%, 05/07/02                                     10,000,000      10,005,708
Bank One NA
  4.44%, 01/31/02                                      3,000,000       3,000,063
Countrywide Home Loans Inc.
  2.33%, 02/01/02                                     10,000,000      10,000,481
Dorada Finance Inc.
  1.85%, 05/14/02                                     10,000,000      10,000,000
First Union Corp.
  2.21%, 05/09/02                                     10,000,000      10,006,040
First Union National Bank
  2.01%, 02/25/02                                      5,000,000       4,999,873
  2.14%, 08/16/02                                     10,000,000      10,007,376
  2.36%, 10/29/02                                     30,000,000      30,022,572
  3.59%, 09/06/02                                      2,000,000       2,001,706
Fleet National Bank
  2.27%, 09/03/02                                      1,000,000       1,000,951
  2.54%, 01/22/02                                      4,000,000       4,000,867
Goldman Sachs Group Inc.
  2.10%, 01/14/02                                      5,000,000       5,000,271
  2.13%, 05/24/02                                      7,500,000       7,504,584
  2.25%, 02/12/02                                      1,000,000       1,000,273
  2.30%, 03/08/02                                      5,000,000       5,005,537
  2.50%, 02/18/02                                      1,400,000       1,400,744
  2.55%, 01/23/02                                      8,000,000       8,001,018
  2.56%, 01/17/02                                      2,000,000       2,000,182
  2.60%, 01/14/02                                      5,000,000       5,000,447
  2.61%, 01/14/02                                      5,000,000       5,000,464
Holmes Financing No. 5 Series 1 Class A
  1.91%, 10/15/02                                     50,000,000      50,000,000
Household Finance Corp.
  2.18%, 05/14/02                                     10,000,000      10,007,665
K2 USA LLC
  1.87%, 06/17/02                                     10,000,000      10,000,000
  1.90%, 01/15/02                                     10,000,000       9,999,994
  1.93%, 10/21/02                                     15,000,000      15,000,000
Key Bank NA
  2.02%, 03/25/02                                      9,000,000       9,002,475
  2.65%, 07/02/02                                     10,000,000      10,005,577
  2.65%, 07/02/02                                     10,500,000      10,501,088
  4.01%, 03/18/02                                      3,000,000       3,000,929
Links Finance LLC
  1.84%, 01/25/02                                     10,000,000       9,999,706
Merrill Lynch & Co. Inc.
  2.50%, 07/24/02                                      4,000,000       4,004,554
  2.51%, 02/08/02                                      3,000,000       3,001,332
  2.53%, 01/15/02                                      5,000,000       5,000,347
  2.68%, 04/08/02                                     10,000,000      10,006,913
  2.82%, 03/25/02                                     15,055,000      15,063,267
Monet Trust Class A2 Notes
  1.97%, 06/28/02                                     15,000,000      15,000,000

Morgan Stanley Dean Witter & Co.
  2.30%, 05/20/02                                      3,000,000       3,003,848
  3.83%, 01/28/02                                      1,700,000       1,700,263
National City Bank
  2.17%, 03/01/02                                     10,000,000      10,000,895
Sigma Finance Inc.
  1.85%, 01/16/02                                     10,000,000       9,999,897
Textron Financial Corp. 2001-A Class A-1
  2.12%, 12/20/02                                     25,800,000      25,800,000
Unilver NV
  2.47%, 10/24/02                                     45,000,000      45,066,619
US Bancorp
  5.20%, 05/08/02                                     13,000,000      13,006,987
Wachovia Bank NA
  2.07%, 05/23/02                                      3,000,000       3,001,145
--------------------------------------------------------------------------------

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $496,966,898)                                                 496,966,898
--------------------------------------------------------------------------------

Security                                             Face Amount           Value
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-2.29%

--------------------------------------------------------------------------------

Goldman Sachs Tri-Party Repurchase
Agreement, dated 12/31/01, due
01/02/02, with a maturity value of
$20,002,000 and an effective yield
of 1.80%.                                             20,000,000      20,000,000

Merrill Lynch Tri-Party Repurchase
Agreement, dated 12/31/01, due
01/02/02, with a maturity value of
$20,418,008 and an effective yield
of 1.77%.                                             20,416,000      20,416,000
--------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS
(Cost: $40,416,000)                                                   40,416,000
--------------------------------------------------------------------------------


TOTAL INVESTMENTS IN SECURITIES -- 99.79%
(Cost $1,760,723,671)                                              1,760,723,671
--------------------------------------------------------------------------------

Other Assets, Less Liabilities -- 0.21%                                3,758,440
--------------------------------------------------------------------------------
NET ASSETS - 100.00%                                              $1,764,482,111
================================================================================

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently consists of the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

     These financial statements relate only to the Bond Index, Money Market, S&P 500 Index, Extended Index, and International Index Master Portfolios (each, a "Master Portfolio", collectively the "Master Portfolios").

     The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

     The equity securities of each Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

     The Money Market Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premiums and accrete discounts on debt securities purchased, using a constant yield to maturity method.

FOREIGN CURRENCY TRANSLATION

     The accounting records of the Master Portfolios are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange at the end of each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transactions.

     The Master Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Master Portfolios as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

CHANGE IN ACCOUNTING POLICY

     Effective January 1, 2001, the Bond Index Master Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Prior to January 1, 2001, the Master Portfolio did not amortize premiums on debt securities purchased.

     The cumulative effect of this accounting change had no impact on the total net assets of the Bond Index Master Portfolio, but resulted in a $2,208,617 decrease in undistributed net investment income, with a corresponding $2,208,617 increase in unrealized appreciation (depreciation), based on securities held by the Bond Index Master Portfolio on January 1, 2001.

     The effect on the Bond Index Master Portfolio for the year ended December 31, 2001, was to decrease net investment income by $1,937,279, increase net unrealized appreciation (depreciation) by $808,876, and increase net realized gain (loss) by $1,128,403. The statements of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in policy.

FEDERAL INCOME TAXES

     MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that each Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in a Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, each Master Portfolio will be deemed to have "passed through" to interest holders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

     It is intended that each Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

FUTURES CONTRACTS

     The Master Portfolios, with the exception of the Money Market Master Portfolio, may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolios are required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolios as unrealized gains or losses. When the contract is closed, the Master Portfolios record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolios are required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

     As of December 31, 2001, the open futures contracts outstanding were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                         Number of                   Futures    Expiration        Notional         Net Unrealized
Master Portfolio                         Contracts                    Index        Date        Contract Value       Appreciation
-----------------------------------------------------------------------------------------------------------------------------------

    S&P 500 Index Master Portfolio             110                      S&P 500      03/15/02 $        31,603,000   $      269,524

    Extended Index Master Portfolio             15                 Russell 2000      03/14/02           3,669,750           41,250

    International Index Master Portfolio         5                      Euro 50      03/15/02             170,601            3,985

                                                 2                     FTSE 100      03/15/02             151,681              942

                                                 5                   Nikkei 300      03/11/02              77,827              921
                                                                                                                        -----------
                                                                                                                             5,848
-----------------------------------------------------------------------------------------------------------------------------------

     The S&P 500 Index and Extended Index Master Portfolios have pledged to brokers U.S. Treasury Bills for initial margin requirements with face amounts of $8,050,000 and $600,000 respectively.

     The International Index Master Portfolio has pledged to a broker a cash balance in the amount of $548,920 for initial margin requirements.

REPURCHASE AGREEMENTS

     Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

     The repurchase agreements held by the Money Market Master Portfolio at December 31, 2001 were fully collateralized by U.S. Government and Agency obligations as follows:

----------------------------------------------------------------------------------------------------
                                                                                  Aggregate Market
    Repurchase Agreement            Interest Rate(s)          Maturity Date(s)         Value
----------------------------------------------------------------------------------------------------
    Goldman Sachs Tri-Party              6.50%               10/01/31              $ 20,400,000
    Merrill Lynch Tri-Party          4.88% - 8.00%          07/01/06 - 03/01/41      20,825,658
----------------------------------------------------------------------------------------------------

     FORWARD CURRENCY EXCHANGE CONTRACTS

     A foreign currency or cross currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The International Index Master Portfolio may use foreign currency or cross currency exchange contracts to hedge certain foreign currency assets and liabilities. Contracts are recorded at market value and marked-to-market daily. The International Index Master Portfolio could be exposed to risk if the counterparties to the contracts were unable to meet the terms of the contract, or if there were unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The amount at risk for such foreign currency or cross currency exchange contracts may exceed the amount reflected in the financial statements.

     As of December 31, 2001, the International Index Master Portfolio held the following forward foreign currency exchange contracts:

-------------------------------------------------------------------------------------------------
Forward Foreign Currency Contracts

-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
                      Foreign Currency Exchange        Foreign         U.S.             Net
                                                       Currency       Dollar         Unrealized
Currency              Purchased/Sold     Date       Cost/Proceeds      Value        Gain (Loss)
-------------------------------------------------------------------------------------------------
Purchase Contracts
British Pound Sterling       410,341    03/07/02  $       585,054  $   594,926    $        9,872
Euro                       1,066,912    03/07/02          947,866      947,565             (301)
Japanese Yen              41,169,234    03/07/02          325,740      315,160          (10,580)
-------------------------------------------------------------------------------------------------
Total                                                                             $      (1,009)
-------------------------------------------------------------------------------------------------
Sale Contracts

British Pound Sterling       224,152    03/07/02  $       324,650  $   324,982    $        (332)
Euro                         530,233    03/07/02          468,940      470,920           (1,980)
Japanese Yen              30,293,852    03/07/02          232,770      231,907               863
-------------------------------------------------------------------------------------------------
Total                                                                             $      (1,449)
-------------------------------------------------------------------------------------------------

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.15% of the first $1 billion, and 0.10% thereafter of the average daily net assets of the International Index Master Portfolio and 0.08%, 0.10%, 0.05%, and 0.08% of the average daily net assets of the Bond Index, Money Market, S&P 500 Index and Extended Index Master Portfolios, respectively, as compensation for advisory services.

     Investors Bank & Trust Company ("IBT") may serve as the custodian to each Master Portfolio. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of each Master Portfolio.

     Stephens Inc. ("Stephens") is the sponsor and placement agent for the Master Portfolios.

     MIP has entered into administrative services arrangements with BGI and Stephens as co-administrators, who have agreed jointly to provide general administrative services to the Master Portfolios, such as managing and coordinating third-party service relationships. BGI and Stephens are entitled to receive a fee at an annual rate of 0.02% of the average daily net assets of the Extended Index Master Portfolio and 0.10% of the first $1 billion, and 0.07% thereafter, of the average daily net assets of the International Index Master Portfolio. BGI and Stephens are not entitled to compensation for providing administration services to the Bond Index, Money Market and S&P 500 Index Master Portfolios, for so long as BGI or Stephens are entitled to compensation for providing co-administration services to corresponding feeder funds that invest substantially all of their assets in these Master Portfolios, or either BGI or Stephens (or an affiliate) receives advisory fees from these Master Portfolios. BGI and Stephens may delegate certain of their administrative duties to sub-administrators.

     Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolios. For the year ended December 31, 2001, BGIS received brokerage commissions from the Extended Index Master Portfolio in the amount of $444, related to the purchases and sales of portfolio investments.

     As a result of using an index approach to investing, the International Index Master Portfolio held shares of Barclays PLC, with a current market value of $759,813, as of December 31, 2001. Barclays PLC is an affiliate of BGFA, the Master Portfolio's investment advisor.

     Pursuant to an exemptive order issued by the Securities and Exchange Commission, each Master Portfolio may invest in the Institutional Shares of the Barclays Global Investors Funds Institutional Money Market Fund ("IMMF"). The IMMF is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the Money Market Master Portfolio, which is managed by BGFA, the Master Portfolios' investment advisor. The IMMF is an open-end money market fund available only to institutional investors and other investment companies managed by BGFA. The IMMF seeks a high level of income consistent with liquidity and the preservation of capital. While the IMMF does not directly charge a management fee, the master portfolio in which it invests in, does charge an advisory fee. Income distributions from the IMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolios are recorded as either interest income or securities lending income in the accompanying Statements of Operations.

     Certain officers and trustees of MIP are also officers of Stephens and BGI. As of December 31, 2001, these officers of Stephens and BGI collectively owned less than 1% of the Master Portfolios' outstanding beneficial interests.

3.   INVESTMENT PORTFOLIO TRANSACTIONS

     Investment transactions (exclusive of short-term investments) for the year ended December 31, 2001, were as follows:

-----------------------------------------------------------------------------------------------------------------------------
                                                         U.S. Government Obligations                        Other Securities
                                          -------------------------------------------  --------------------------------------

Master Portfolio                                    Purchases                  Sales           Purchases               Sales
-----------------------------------------------------------------------------------------------------------------------------
Bond Index Master Portfolio                $      196,939,616        $   198,419,235    $    110,899,202     $    57,626,258
S&P 500 Index Master Portfolio                             --                     --         258,686,587         262,909,712
Extended Index Master Portfolio                            --                     --          27,931,976          41,502,801
International Index Master Portfolio                       --                     --          18,311,340           6,371,149
-----------------------------------------------------------------------------------------------------------------------------

     At December 31, 2001, the Master Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                              Net Unrealized
                                                            Tax          Unrealized           Unrealized        Appreciation
Master Portfolio                                           Cost        Appreciation         Depreciation      (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------
Bond Index Master Portfolio                    $    569,192,761   $      15,504,743   $      (2,478,957)    $     13,025,786
S&P 500 Index Master Portfolio                    2,954,192,299         440,733,773        (420,570,740)          20,163,033
Extended Index Master Portfolio                     216,000,241          31,830,566         (69,274,451)         (37,443,885)
International Index Master Portfolio                119,432,717             965,425         (23,964,299)         (22,998,874)
-----------------------------------------------------------------------------------------------------------------------------

     At December 31, 2001, the Money Market Master Portfolio's cost for federal income tax purposes was the same as for financial statement purposes.

4.   PORTFOLIO SECURITIES LOANED

     Each Master Portfolio may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued, or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

     As of December 31, 2001, certain of the Master Portfolios had loaned securities which were collateralized by cash. The cash collateral received was invested in commercial paper and money market mutual funds. The market value of the securities on loan at December 31, 2001 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities.

5.   FINANCIAL HIGHLIGHTS

     Financial highlights for each of the Master Portfolios were as follows:

-----------------------------------------------------------------------------------------------------------------------------------

                                              Year Ended        Year Ended       Period Ended         Year Ended        Year Ended
                                            December 31,      December 31,       December 31,       February 28,      February 28,
                                                    2001              2000               1999               1999              1998
-----------------------------------------------------------------------------------------------------------------------------------
Bond Index Master Portfolio
       Ratio of expenses    5                     0.08 %            0.08 %             0.08 % 1           0.08 %            0.08 %
       to average net
       assets
       Ratio of net         5                     5.98 % 7          6.73 %             6.44 % 1           6.31 %            6.73 %
       investment income
       to average net
       assets
       Portfolio turnover                           53 %              52 %               25 % 1             28 %              59 %
       rate
       Total return                               8.94 %           11.91 %            (0.67)% 1 6         6.39 %           10.51 %

Money Market Master Portfolio
       Ratio of expenses    5                     0.10 %            0.10 %             0.10 % 1           0.10 % 4             N/A
       to average net
       assets
       Ratio of net         5                     3.66 %            6.43 %             5.23 % 1           5.17 % 4             N/A
       investment income
       to average net
       assets
       Total return                               4.23 %            6.52 %             4.44 % 1 6         2.61 % 4 6           N/A

S&P 500 Index Master Portfolio
       Ratio of expenses    5                     0.05 %            0.05 %             0.05 % 1           0.05 %            0.05 %
       to average net
       assets
       Ratio of net         5                     1.31 %            1.22 %             1.44 % 1           1.61 %            1.89 %
       investment income
       to average net
       assets
       Portfolio turnover                            9 %              10 %                7 % 1             11 %               6 %
       rate
       Total return                             (11.96)%           (9.19)%            19.82 % 1 6        19.65 %           34.77 %

Extended Index Master Portfolio
       Ratio of expenses    5                     0.10 %            0.10 %             0.10 % 2              N/A               N/A
       to average net
       assets
       Ratio of net         5                     1.08 %            0.93 %             1.26 % 2              N/A               N/A
       investment income
       to average net
       assets
       Portfolio turnover                           17 %              38 %               17 % 2              N/A               N/A
       rate
       Total return                              (9.44)%          (14.53)%            36.30 % 2 6            N/A               N/A

International Index Master Portfolio

       Ratio of expenses    5                     0.25 %            0.25 %             0.25 % 3              N/A               N/A
       to average net
       assets
       Ratio of net         5                     1.50 %            1.47 %             0.82 % 3              N/A               N/A
       investment income
       to average net
       assets
       Portfolio turnover                            7 %              45 %               39 % 3              N/A               N/A
       rate
       Total return                             (21.35)%          (14.85)%            20.50 % 3 6            N/A               N/A
-------------------------------------------------
                                      Year Ended
                                    February 28,
                                            1997
-------------------------------------------------
Bond Index Master Portfolio
       Ratio of expenses    5             0.09 %
       to average net
       assets
       Ratio of net         5             6.83 %
       investment income
       to average net
       assets
       Portfolio turnover                   39 %
       rate
       Total return                       4.47 %

Money Market Master Portfolio
       Ratio of expenses    5                N/A
       to average net
       assets
       Ratio of net         5                N/A
       investment income
       to average net
       assets
       Total return                          N/A

S&P 500 Index Master Portfolio
       Ratio of expenses    5             0.05 %
       to average net
       assets
       Ratio of net         5             2.31 %
       investment income
       to average net
       assets
       Portfolio turnover                    4 %
       rate
       Total return                      25.97 %

Extended Index Master Portfolio
       Ratio of expenses    5                N/A
       to average net
       assets
       Ratio of net         5                N/A
       investment income
       to average net
       assets
       Portfolio turnover                    N/A
       rate
       Total return                          N/A

International Index Master
Portfolio
       Ratio of expenses    5                N/A
       to average net
       assets
       Ratio of net         5                N/A
       investment income
       to average net
       assets
       Portfolio turnover                    N/A
       rate
       Total return                          N/A
-----------------------------------------------------------------------------------------------------------------------------------

1 For the ten months ended December 31, 1999. The Bond Index, Money Market, and S&P 500 Index Master Portfolios changed their fiscal year end from February 28 to December 31.

2    Period from March 1, 1999 (commencements of operations) to December 31,
     1999.

3    Period from October 1, 1999 (commencement of operations) to December 31,
     1999.

4    Period from September 1, 1998 (commencement of operations) to February 28,
     1999.

5    Annualized for periods of less than one year.

6    Not Annualized.

7 Effective January 1, 2001, the Bond Index Master Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease the ratio of net investment income to average net assets from 6.37% to 5.98%. Ratios and supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in policy.

INDEPENDENT ACCOUNTANTS' REPORT

To the Interest holders and Board of Trustees
Master Investment Portfolio:

     In our opinion the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Bond Index Master Portfolio, Money Market Master Portfolio, S&P 500 Index Master Portfolio, Extended Index Master Portfolio, and International Index Master Portfolio, five portfolios of Master Investment Portfolio (the "Portfolios"), at December 31, 2001, and the results of each of their operations, the changes in each of their net assets and their financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

     The financial statements of the Portfolios as of December 31, 2000 and for the periods then ended were audited by other auditors, whose report dated February 9, 2001 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
San Francisco, California
February 8, 2002

Change in Independent Accountants (Unaudited)

As a result of the resignation of KPMG LLP as the Master Portfolios' independent accountants, the Audit Committee and the Board of Trustees of the Master Portfolios voted to appoint PricewaterhouseCoopers LLP as the independent accountants for the Master Portfolios' year ended December 31, 2001. During the four previous years, the audit reports of KPMG LLP contained no adverse opinion or disclaimer of opinion; nor were its reports qualified nor modified as to uncertainty, audit scope, or accounting principle. Further, in connection with its audits for the two previous years, there were no disagreements between the Master Portfolios and KPMG LLP on any matters of accounting principles or practices, financial statement disclosure or auditing scope or procedures, which if not resolved to the satisfaction of KPMG LLP would have caused it to make reference to the disagreements in its report on the financial statements for such years.

Master Investment Portfolio
Trustees Information (Unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Master Portfolios. The Trustees and Officers of Master Investment Portfolio ("MIP") also serve as the Trustees and Officers of Barclays Global Investors Funds ("BGIF"). MIP and BGIF are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee oversees 23 funds within the fund complex and serves until he or she resigns, retires, or his or her successor is elected and qualified. Each Officer serves until his or her successor is chosen and qualified. Unless otherwise noted in the tables below, the address for each Trustee is 111 Center Street, Little Rock, Arkansas 72201. Additional information about MIP's Trustees may be found in Part B of each Master Portfolio's Registration Statement, which is available without charge upon request by calling toll-free 1-888-204-3956.

                                                 Officers and Interested Trustees
                                                 --------------------------------
-----------------------------------------------------------------------------------------------------------------
                                      Position(s), Length of   Principal Occupations During Past 5 Years,
Name, Address and Age                 Time Served              Directorships Held
-----------------------------------------------------------------------------------------------------------------
Richard H. Blank, Jr., 45             Chief Operating          Vice President of Stephens Inc.; Director of
                                      Officer, Secretary       Stephens Sports Management Inc.; and Director
                                      and Treasurer, since     of Capo Inc.
                                      October 20, 1993
-----------------------------------------------------------------------------------------------------------------
*R. Greg Feltus, 50                   Trustee, Chairman        Executive Vice President of Stephens Inc.;
                                      and President, since     President of Stephens Insurance Services Inc.;
                                      October 20, 1993         Senior Vice President of Stephens Sports
                                                               Management Inc.; and
                                                               President of Investors Brokerage Insurance Inc.
-----------------------------------------------------------------------------------------------------------------
**Lee T. Kranefuss, 40                Trustee, since           Chief Executive Officer of the Individual Investor
Barclays Global Investors             November 16, 2001        Business of Barclays Global Investors, N.A.; The
45 Fremont Street                                              Boston Consulting Group (until 1997)
San Francisco, CA 94105
-----------------------------------------------------------------------------------------------------------------
                                                      Disinterested Trustees
                                                      ----------------------
-----------------------------------------------------------------------------------------------------------------
Name, Address and Age                 Position(s), Length of   Principal Occupations During Past 5 Years,
                                      Time Served              Directorships Held
-----------------------------------------------------------------------------------------------------------------
Mary G.F. Bitterman, 57               Trustee, since           President and Chief Executive Officer of the
                                      November 16, 2001        James Irvine Foundation; President and Chief
                                                               Executive Officer of KQED, Inc.; Director of
                                                               Pacific Century Financial Corporation/Bank of
                                                               Hawaii.
-----------------------------------------------------------------------------------------------------------------
Jack S. Euphrat, 79                   Trustee, since October   Private Investor.
                                      20, 1993
-----------------------------------------------------------------------------------------------------------------
W. Rodney Hughes, 75                  Trustee, since October   Private Investor.
                                      20, 1993
-----------------------------------------------------------------------------------------------------------------
Richard K. Lyons, 41                  Trustee, since           Professor, University of California, Berkeley:
                                      November 16, 2001        Haas School of Business; Member, Council of
                                                               Foreign Relations; Director of Matthews
                                                               International Funds; Trustee of iShares Trust,
                                                               Director of iShares, Inc.
-----------------------------------------------------------------------------------------------------------------
Leo Soong, 55                         Trustee, since           Managing Director of C.G. Roxane LLC;
                                      February 9, 2000         Managing Director of Crystal Geyser Roxane
                                                               Water Co.; Co-Founder and President of Crystal
                                                               Geyser Water Co.
-----------------------------------------------------------------------------------------------------------------

* R. Greg Feltus is deemed to be an "interested person" because he serves as the Executive Vice President of Stephens Inc., the distributor and co-administrator for the Master Portfolios.

** Lee T. Kranefuss is deemed to be an "interest person" because he serves as Chief Executive Officer of the Individual Investor Business of Barclays Global Investors, N.A., the co-administrator of the Master Portfolios and the parent company of BGFA, the investment advisor for MIP.